UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Marina Belaya, Esq. BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BofA Funds

Annual Report

August 31, 2014

•  BofA California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	25
Federal Income Tax Information	26
Fund Governance	27
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA California Tax-Exempt Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

03/01/14 – 08/31/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,024.65	0.55	0.56	0.11
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.65	0.55	0.56	0.11
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,024.65	0.55	0.56	0.11
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.65	0.55	0.56	0.11
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.65	0.55	0.56	0.11
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,024.65	0.55	0.56	0.11
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.65	0.55	0.56	0.11

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA California Tax-Exempt Reserves

August 31, 2014

Municipal Bonds – 87.6%
	Par ($)	Value ($)
California – 83.7%
CA City of Los Angeles
Series 2014
1.500% 06/25/15	4,000,000	4,045,144
CA Corona
Country Hills Apartments,
Series 1995 A, DPCE: FHLMC 0.040% 02/01/25 (09/04/14) (a)(b)	5,035,000	5,035,000
CA County of Los Angeles
Series 2014
1.500% 06/30/15	5,000,000	5,056,998
CA County of Riverside
Series 2013 D
2.000% 10/15/14	10,000,000	10,021,649
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, DPCE: FNMA 0.040% 10/15/29 (09/04/14) (a)(b)	6,700,000	6,700,000
CA Deutsche Bank Spears/Lifers Trust
Alta Loma California,
Series 2007, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.140% 02/01/37 (09/04/14) (a)(b)(c)	10,000,000	10,000,000
Chino Basin California Regional Financing Authority,
Series 2008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.140% 04/01/48 (09/04/14) (a)(b)(c)	4,317,000	4,317,000
Imperial California Community College,
Series 2007-444, Insured: FGIC, GTY AGMT: Deutsche Bank AG: LIQ FAC: Deutsche Bank AG 0.120% 08/01/32 (09/04/14) (a)(b)(c)	3,780,000	3,780,000
Los Angeles County Housing Authority,
Series 2011-1008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.140% 10/01/31 (09/04/14) (a)(b)(c)	28,000,000	28,000,000

	Par ($)	Value ($)
CA Eclipse Funding Trust
Series 2007
LOC: U.S. Bank N.A. 0.050% 05/01/37 (09/04/14) (a)(b)(c)	3,790,000	3,790,000
CA Economic Development Financing Authority
Mid-Pacific Co., LLC,
Vortech Engineering, Inc., Series 1997, AMT, LOC: Wells Fargo Bank N.A. 0.060% 09/01/22 (09/03/14) (a)(b)	1,290,000	1,290,000
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC, Stonepine Apartments, Series 2001 A, DPCE: FNMA 0.050% 02/15/31 (09/04/14) (a)(b)	4,760,000	4,760,000
CA Health Facilities Financing Authority
Stanford Hospital & Clinics,
Series 2008 B2, 0.120% 11/15/45 (12/03/14) (b)(d)	16,350,000	16,350,000
CA Indio Multi-Family Housing Revenue
Carreon Villa Apartments,
Series 1996 A, DPCE: FNMA 0.040% 08/01/26 (09/04/14) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
Le Lycee Francais De Los,
Series 2006, LOC: Mellon Bank, N.A. 0.050% 09/01/36 (09/04/14) (a)(b)	1,700,000	1,700,000
CA Infrastructure & Economic Development Bank
Kruger & Sons, Inc.,
Series 2002, AMT, LOC: Bank of the West 0.140% 11/01/28 (09/04/14) (a)(b)	2,440,000	2,440,000
Traditional Baking, Inc.,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.090% 08/01/28 (09/03/14) (a)(b)	1,270,000	1,270,000

See Accompanying Notes to Financial Statements.

2

BofA California Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Irvine Ranch Water District
Series 2009,
LOC: U.S. Bank N.A. 0.030% 10/01/41 (09/02/14) (a)(b)	5,730,000	5,730,000
Series 2011 A-1,
0.060% 10/01/37 (09/04/14) (b)(d)	8,000,000	8,000,000
CA Los Angeles County Schools
Series 2014 B4
2.000% 12/31/14	14,400,000	14,488,307
CA Los Angeles Department of Water & Power
Series 2001 B-6,
SPA: Barclays Bank PLC 0.020% 07/01/34 (09/02/14) (a)(b)	11,100,000	11,100,000
CA Metropolitan Water District of Southern California
Series 2011 A-1,
0.070% 07/01/36 (09/04/14) (b)(d)	10,000,000	10,000,000
CA Monterey Peninsula Water Management District
Wastewater Reclamation Project,
Series 1992, LOC: Wells Fargo Bank N.A. 0.060% 07/01/22 (09/04/14) (a)(b)	1,992,000	1,992,000
CA Oceanside
Shadow Way Apartments LP,
Series 2009, LOC: FHLMC 0.040% 03/01/49 (09/04/14) (a)(b)	1,375,000	1,375,000
CA Oxnard Housing Authority
Seawind Apartments Ltd.,
Series 1990 A, AMT, DPCE: FNMA 0.110% 12/01/20 (09/03/14) (a)(b)	2,325,000	2,325,000
CA Pittsburg Public Financing Authority
Series 2008,
LOC: Bank of the West 0.060% 06/01/35 (09/04/14) (a)(b)	3,005,000	3,005,000

	Par ($)	Value ($)
CA Pittsburg Redevelopment Agency
Los Medanos Community,
Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.040% 09/01/35 (09/02/14) (a)(b)	8,890,000	8,890,000
CA Pollution Control Financing Authority
Pacific Gas & Electric Co.,
Series 1997 B, AMT, LOC: JPMorgan Chase Bank 0.040% 11/01/26 (09/02/14) (a)(b)	11,500,000	11,500,000
Zerep Management Corp.,
Series 2014 AMT, LOC: Comerica Bank 0.090% 10/01/44 (09/03/14) (a)(b)	1,400,000	1,400,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente,
Series 2011 E-21, LOC: Royal Bank of Canada 0.050% 10/01/15 (09/04/14) (a)(b)(c)	14,600,000	14,600,000
CA Redevelopment Agency
0.140% 10/10/14	4,100,000	4,100,000
CA San Francisco City & County Airports Comm-San Francisco International Airport
Series 2009
LOC: Bank of Tokyo-Mitsubishi UFJ 0.030% 05/01/26 (09/03/14) (a)(b)	14,710,000	14,710,000
CA San Francisco City & County
Certificates of Participation,
Series 2007 1883, GTY AGMT: Wells Fargo Bank N.A. 0.090% 09/01/31 (09/04/14) (a)(b)	13,620,000	13,620,000
CA San Jose Redevelopment Agency
Series 1996 B,
LOC: JPMorgan Chase Bank 0.140% 10/10/14	11,875,000	11,875,000
CA San Mateo Joint Powers Financing Authority
Public Safety Project,
Series 2007 A, LOC: Wells Fargo Bank N.A. 0.050% 04/01/39 (09/04/14) (a)(b)	15,140,000	15,140,000

See Accompanying Notes to Financial Statements.

3

BofA California Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
CA School Cash Reserve Program Authority
Series 2014 D
2.000% 06/30/15	5,000,000	5,078,086
Series 2014 J
2.000% 10/01/14	8,000,000	8,012,406
CA Statewide Communities Development Authority
Birchcrest Preservation,
Series 2001 S AMT, LOC: U.S. Bank N.A. 0.100% 08/01/32 (09/02/14) (a)(b)	955,000	955,000
Kaiser Permanente:
Series 04-K, 0.140% 03/02/15	4,000,000	4,000,000
Series 09-D, 0.130% 05/05/15	5,000,000	5,000,000
Series 9B-1, 0.150% 12/05/14	7,000,000	7,000,000
Series 9B-3, 0.140% 10/10/14	1,500,000	1,500,000
Series 9B-4, 0.140% 01/27/15	5,000,000	5,000,000
Series B-5, 0.130% 05/01/15	6,250,000	6,250,000
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank of CA N.A. 0.060% 02/01/35 (09/04/14) (a)(b)	8,115,000	8,115,000
Rady Children's Hospital,
Series 2008 C LOC: Northern Trust Company 0.030% 08/15/36 (09/04/14) (a)(b)	6,100,000	6,100,000
California Total		325,066,590
Puerto Rico – 3.9%
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.250% 09/01/15 (09/04/14) (a)(b)(c)	15,375,000	15,375,000
Puerto Rico Total		15,375,000
Total Municipal Bonds (cost of $340,441,590)		340,441,590

Closed-End Investment Companies – 10.7%

	Par ($)	Value ($)
California – 10.7%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2010 3,
LIQ FAC: Deutsche Bank AG 0.150% 03/01/40 (09/04/14) (a)(b)(c)	8,000,000	8,000,000
CA Nuveen Dividend Advantage Municipal Fund
Series 2014 AMT,
LIQ FAC: Citibank N.A.:
0.120% 08/01/40 (09/04/14) (a)(b)(c)	13,500,000	13,500,000
0.120% 12/01/40 (09/04/14) (a)(b)(c)	20,000,000	20,000,000
California Total		41,500,000
Total Closed-End Investment Companies (cost of $41,500,000)		41,500,000
Short-Term Obligation – 1.6%
Variable Rate Demand Note – 1.6%
FHLMC Multi-Family VRD Certificates
0.110% 08/15/45 (09/04/14) (b)(d)	6,133,827	6,133,827
Variable Rate Demand Note Total		6,133,827
Total Short-Term Obligation (cost of $6,133,827)		6,133,827
Total Investments – 99.9% (cost of $388,075,417) (e)		388,075,417
Other Assets & Liabilities, Net – 0.1%		459,821
Net Assets – 100.0%		388,535,238

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities, which are not illiquid, amounted to $121,362,000 or 31.2% of net assets for the Fund.

See Accompanying Notes to Financial Statements.

4

BofA California Tax-Exempt Reserves

August 31, 2014

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(e)  Cost for federal income tax purposes is $388,075,417.

The following table summarizes the inputs used, as of August 31, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$340,441,590	$—	$340,441,590
Total Closed-End Investment Companies	—	41,500,000	—	41,500,000
Total Short-Term Obligation	—	6,133,827	—	6,133,827
Total Investments	$—	$388,075,417	$—	$388,075,417

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	87.6
Closed-End Investment Companies	10.7
Short-Term Obligation	1.6
99.9
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
August 31, 2014

		($)
Assets	Investments, at amortized cost approximating value	388,075,417
	Cash	84,715
	Receivable for:
	Interest	465,382
	Expense reimbursement due from investment advisor	7,858
	Prepaid expenses	5,267
	Total Assets	388,638,639
Liabilities	Payable for:
	Investment advisory fee	14,780
	Administration fee	5,818
	Pricing and bookkeeping fees	9,346
	Transfer agent fee	1,333
	Trustees' fees	2,565
	Custody fee	1,835
	Chief Compliance Officer expenses	1,364
	Other liabilities	66,360
	Total Liabilities	103,401
	Net Assets	388,535,238
Net Assets Consist of	Paid-in capital	389,257,229
	Accumulated net realized loss	(721,991)
	Net Assets	388,535,238

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA California Tax-Exempt Reserves
August 31, 2014

Adviser Class Shares	Net assets	$6,478,452
	Shares outstanding	6,484,962
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$80,165,822
	Shares outstanding	80,248,836
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$8,606,774
	Shares outstanding	8,615,426
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$205,964
	Shares outstanding	206,171
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$5,590,228
	Shares outstanding	5,595,844
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$11,126
	Shares outstanding	11,137
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$287,476,872
	Shares outstanding	287,777,063
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA California Tax-Exempt Reserves
For the Year Ended August 31, 2014

		($)
Investment Income	Interest	471,980
Expenses	Investment advisory fee	624,751
	Administration fee	316,026
	Distribution fee:
	Daily Class Shares	36,622
	Investor Class Shares	4,156
	Service fee:
	Adviser Class Shares	21,761
	Daily Class Shares	26,159
	Investor Class Shares	10,389
	Liquidity Class Shares	28
	Shareholder administration fee:
	Institutional Class Shares	69
	Trust Class Shares	299,702
	Transfer agent fee	7,046
	Pricing and bookkeeping fees	105,113
	Trustees' fees	27,469
	Custody fee	10,327
	Legal fees	119,367
	Chief Compliance Officer expenses	8,005
	Other expenses	104,107
	Total Expenses	1,721,097
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(850,181)
	Fees waived by distributor:
	Adviser Class Shares	(21,764)
	Daily Class Shares	(62,765)
	Institutional Class Shares	(69)
	Investor Class Shares	(14,537)
	Liquidity Class Shares	(27)
	Trust Class Shares	(299,774)
	Net Expenses	471,980
	Net Investment Income	—
	Net realized gain on investments	43,539
	Net Increase Resulting from Operations	43,539

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA California Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2014 ($)	2013 ($)
Operations	Net investment income	—	26,656
	Net realized gain on investments	43,539	4,724
	Net increase resulting from operations	43,539	31,380
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(369)	(616)
	Capital Class Shares	(4,426)	(12,559)
	Daily Class Shares	(563)	(541)
	Institutional Class Shares	(9)	(29)
	Investor Class	(329)	(164)
	Liquidity Class Shares	(1)	—
	Trust Class Shares	(17,088)	(12,748)
	Total distributions to shareholders	(22,785)	(26,657)
	Net Capital Stock Transactions	(72,568,855)	(57,737,660)
	Total decrease in net assets	(72,548,101)	(57,732,937)
Net Assets	Beginning of period	461,083,339	518,816,276
	End of period	388,535,238	461,083,339
	Undistributed net investment income at end of period	—	25,185

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA California Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	10,311	10,311	1,555	1,555
Distributions reinvested	40	40	31	31
Redemptions	(6,620,470)	(6,620,470)	(30,546,023)	(30,546,023)
Net decrease	(6,610,119)	(6,610,119)	(30,544,437)	(30,544,437)
Capital Class Shares
Subscriptions	293,566,171	293,566,171	329,250,527	329,250,527
Distributions reinvested	2,275	2,275	4,278	4,278
Redemptions	(323,889,883)	(323,889,883)	(294,730,651)	(294,730,651)
Net increase (decrease)	(30,321,437)	(30,321,437)	34,524,154	34,524,154
Daily Class Shares
Subscriptions	10,456	10,456	258	258
Redemptions	(3,335,401)	(3,335,401)	(5,159,897)	(5,159,897)
Net decrease	(3,324,945)	(3,324,945)	(5,159,639)	(5,159,639)
Institutional Class Shares
Subscriptions	40,001	40,001	10,015	10,015
Distributions reinvested	5	5	4	4
Redemptions	(1,304)	(1,304)	(529,603)	(529,603)
Net increase (decrease)	38,702	38,702	(519,584)	(519,584)
Investor Class Shares
Subscriptions	9,649,037	9,649,037	9,490,365	9,490,365
Distributions reinvested	21	21	53	53
Redemptions	(6,926,078)	(6,926,078)	(15,631,452)	(15,631,452)
Net increase (decrease)	2,722,980	2,722,980	(6,141,034)	(6,141,034)
Liquidity Class Shares
Subscriptions	—	—	10,000	10,000
Distributions reinvested	1	1	—	—
Net increase	1	1	10,000	10,000
Trust Class Shares
Subscriptions	551,960,544	551,960,544	634,486,412	634,486,412
Distributions reinvested	8	8	230	230
Redemptions	(587,034,589)	(587,034,589)	(684,393,762)	(684,393,762)
Net decrease	(35,074,037)	(35,074,037)	(49,907,120)	(49,907,120)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—	(d)	—	(e)
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—		—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.00	%(h)	0.05%		0.03%		0.00	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.19	%(i)	0.23	%(i)	0.32	%(i)	0.35	%(i)
Waiver/Reimbursement	0.45%		0.38%		0.34%		0.23%		0.18%
Net investment income	—		—	%(h)(i)	—	(i)	—	%(h)(i)	—	%(h)(i)
Net assets, end of period (000s)	$6,478		$13,083		$43,603		$62,936		$217,843

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	0.001		0.0014
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	0.001		0.0014
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)		(0.001)		(0.0014)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01%		0.01%		0.08%		0.14%		0.14%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.17	%(g)	0.20	%(g)	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.20%		0.15%		0.12%		0.10%		0.08%
Net investment income	—		0.01	%(g)	0.03	%(g)	0.11	%(g)	0.14	%(g)
Net assets, end of period (000s)	$80,166		$110,464		$75,981		$117,232		$193,989

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(c)	—		—	(c)	—
Net realized gain on investments	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—		—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01%		0.00	%(f)	0.05%		0.03%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.18	%(g)	0.23	%(g)	0.32	%(g)	0.35	%(g)
Waiver/Reimbursement	0.80%		0.74%		0.69%		0.58%		0.53%
Net investment income	—		—	%(f)(g)	—	(g)	—	%(f)(g)	—	(g)
Net assets, end of period (000s)	$8,607		$11,929		$17,086		$35,567		$273,194

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Rounds to less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	0.001		0.0010
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	0.001		0.0010
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)		(0.001)		(0.0010)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01%		0.00	%(g)	0.05%		0.11%		0.10%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.19	%(h)	0.22	%(h)	0.23	%(h)	0.24	%(h)
Waiver/Reimbursement	0.24%		0.17%		0.13%		0.11%		0.08%
Net investment income	—		0.01	%(h)	—	%(g)(h)	0.08	%(h)	0.10	%(h)
Net assets, end of period (000s)	$206		$167		$686		$110,499		$265,338

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(c)	—		—	(c)	—
Net realized gain on investments	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—		—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01%		0.00	%(f)	0.05%		0.03%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.19	%(g)	0.22	%(g)	0.30	%(g)	0.35	%(g)
Waiver/Reimbursement	0.55%		0.48%		0.44%		0.35%		0.28%
Net investment income	—		—	%(f)(g)	—	(g)	—	%(f)(g)	—	(g)
Net assets, end of period (000s)	$5,590		$2,870		$9,007		$6,201		$5,178

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Rounds to less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA California Tax-Exempt Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—	(d)	0.0002
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—		—	(d)	0.0002
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	(0.0002)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01%		0.00	%(g)	0.04%		0.03%		0.01%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.19	%(h)	0.21	%(h)	0.28	%(h)	0.33	%(h)
Waiver/Reimbursement	0.45%		0.38%		0.35%		0.27%		0.20%
Net investment income	—		—	%(g)(h)	—	(h)	—	%(g)(h)	0.02	%(h)
Net assets, end of period (000s)	$11		$11		$1		$701		$1

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	0.001		0.0005
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	0.001		0.0005
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	(0.001)		(0.0005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01%		0.00	%(g)	0.05%		0.06%		0.05%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.18	%(h)	0.22	%(h)	0.28	%(h)	0.30	%(h)
Waiver/Reimbursement	0.30%		0.24%		0.19%		0.12%		0.08%
Net investment income	—		—	%(g)(h)	—	%(g)(h)	0.02	%(h)	0.05	%(h)
Net assets, end of period (000s)	$287,477		$322,559		$372,451		$381,369		$311,692

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – BofA California Tax-Exempt Reserves
August 31, 2014

Note 1. Organization

BofA California Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

18

BofA California Tax-Exempt Reserves, August 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2014, permanent book and tax basis differences resulting primarily from differing treatments for prior year undistributed tax-exempt income were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(2,400)	$(2)	$2,402

19

BofA California Tax-Exempt Reserves, August 31, 2014

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 were as follows:

	August 31,
Distributions paid from	2014	2013
Tax-Exempt Income	$22,785	$26,628
Ordinary Income*	$—	$29

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

As of August 31, 2014, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2018	$721,989

Capital loss carry forwards of $42,690 were utilized by the Fund during the year ended August 31, 2014.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

20

BofA California Tax-Exempt Reserves, August 31, 2014

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2014, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BAC, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Fund and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan

21

BofA California Tax-Exempt Reserves, August 31, 2014

and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2017	2016	2015	recovery	ended 08/31/2014
$488,543	$587,907	$674,674	$1,751,124	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

22

BofA California Tax-Exempt Reserves, August 31, 2014

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2014, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of California, and its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of California. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal

23

BofA California Tax-Exempt Reserves, August 31, 2014

securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Retail prime, retail municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

24

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA California Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA California Tax-Exempt Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2014

25

Federal Income Tax Information (Unaudited) – BofA California Tax-Exempt Reserves

For the fiscal year ended August 31, 2014, 100.00% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

26

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present; Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

27

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2014)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

28

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

29

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA California Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

BofA California Tax-Exempt Reserves

Annual Report, August 31, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-CATE-1014

BofA Funds

Annual Report

August 31, 2014

•  BofA Cash Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	27
Report of Independent Registered Public Accounting Firm	35
Federal Income Tax Information	36
Fund Governance	37
Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Cash Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

03/01/14 – 08/31/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,024.15	1.06	1.07	0.21
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.25	0.96	0.97	0.19
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,024.15	1.06	1.07	0.21
Institutional Capital Shares	1,000.00	1,000.00	1,000.20	1,024.25	0.96	0.97	0.19
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.15	1.06	1.07	0.21
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.15	1.06	1.07	0.21
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,024.15	1.06	1.07	0.21
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,024.15	1.06	1.07	0.21
Marsico Shares	1,000.00	1,000.00	1,000.10	1,024.15	1.06	1.07	0.21
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.15	1.06	1.07	0.21

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Cash Reserves

August 31, 2014

Certificates of Deposit – 33.9%
	Par ($)	Value ($)
Bank of Montreal Chicago
0.205% 02/27/15 (09/29/14) (a)(b)	43,000,000	43,000,000
0.210% 12/17/14	75,000,000	75,000,000
0.210% 01/02/15	53,000,000	53,000,000
Bank of Nova Scotia Houston
0.220% 12/01/14	82,000,000	82,000,000
0.220% 12/23/14	36,185,000	36,185,000
0.220% 01/23/15	58,200,000	58,200,000
0.240% 02/04/15	53,000,000	53,000,000
0.240% 02/09/15	42,500,000	42,500,000
0.240% 02/17/15	90,000,000	90,000,000
0.250% 02/13/15	95,000,000	95,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.210% 09/08/14	70,000,000	70,000,000
0.240% 12/12/14	107,500,000	107,500,000
0.240% 12/15/14	13,000,000	13,000,000
0.240% 01/02/15	10,000,000	10,000,000
0.250% 03/04/15	62,000,000	62,000,000
Canadian Imperial Bank of Commerce NY
0.180% 02/06/15 (09/02/14) (a)(b)	70,000,000	70,000,000
0.215% 02/10/15 (09/15/14) (a)(b)	86,000,000	86,000,000
Citibank N.A
0.230% 11/07/14	158,210,000	158,218,795
0.230% 12/17/14	95,650,000	95,652,806
Credit Industriel et Commercial
0.240% 09/03/14	50,000,000	50,000,028
0.240% 09/05/14	100,000,000	100,000,056
0.270% 09/19/14	59,000,000	59,000,147
Credit Industriel et Commercial NY
0.460% 12/01/14	2,488,000	2,489,316
Credit Suisse NY
0.280% 10/24/14	160,000,000	160,000,000
0.280% 10/31/14	45,000,000	45,000,000
0.280% 12/17/14	50,000,000	50,000,000
DNB NOR Bank ASA/NY
0.230% 10/02/14	10,000,000	10,000,000
DZ Bank AG Deutsche Zentral
0.230% 11/19/14	65,000,000	65,000,713
HSBC Bank USA, Inc.
0.210% 11/04/14	30,000,000	30,000,000
0.210% 11/05/14	10,000,000	9,999,995
0.210% 11/28/14	87,000,000	87,000,000
0.215% 10/08/14	100,000,000	100,000,000

	Par ($)	Value ($)
Mizuho Corporate Bank Ltd. NY
0.210% 09/10/14	53,500,000	53,500,000
0.210% 09/18/14	17,000,000	17,000,000
0.210% 10/06/14	30,000,000	30,000,000
0.220% 10/09/14	78,000,000	78,000,000
0.250% 10/22/14	6,000,000	6,000,084
Nordea Bank Finland PLC NY
0.205% 09/18/14	2,765,000	2,765,019
0.215% 12/03/14	1,033,000	1,032,987
0.220% 10/24/14	143,000,000	142,998,948
Norinchukin Bank NY
0.100% 09/02/14	74,525,000	74,525,000
Rabobank Nederland NV/NY
0.220% 01/05/15	82,000,000	82,000,000
0.220% 01/06/15	25,000,000	25,000,000
0.243% 11/14/14	20,065,000	20,066,756
0.278% 02/05/15 (11/05/14) (a)(b)	9,335,000	9,337,138
0.285% 02/25/15 (11/25/14) (a)(b)	6,070,000	6,071,766
Royal Bank of Canada NY
0.260% 01/15/15 (09/02/14) (a)(b)	26,639,000	26,644,003
Skandinaviska Enskilda Banken AB/NY
0.220% 09/03/14	73,000,000	73,000,000
State Street Bank & Trust Co.
0.210% 12/17/14	83,870,000	83,870,000
Sumitomo Mitsui Banking Corp./NY
0.220% 09/05/14	5,500,000	5,500,000
0.246% 02/02/15 (09/04/14) (a)(b)	70,500,000	70,500,000
0.250% 11/13/14	31,700,000	31,700,000
0.250% 11/19/14	21,000,000	21,000,000
0.250% 12/11/14	11,000,000	11,000,000
0.250% 12/17/14	13,000,000	13,000,000
0.250% 12/18/14	38,000,000	38,000,000
0.250% 01/02/15	16,750,000	16,750,000
0.250% 01/15/15	55,500,000	55,500,000
0.250% 02/04/15 (09/02/14) (a)(b)	9,000,000	9,000,000
0.250% 02/25/15 (09/02/14) (a)(b)	36,000,000	36,000,000
UBS AG Stamford, CT
0.240% 11/26/14	301,500,000	301,500,000

See Accompanying Notes to Financial Statements.

2

BofA Cash Reserves

August 31, 2014

Certificates of Deposit (continued)
	Par ($)	Value ($)
Wells Fargo Bank N.A.
0.210% 12/08/14	6,500,000	6,500,000
0.220% 02/17/15	16,000,000	16,000,000
Total Certificates of Deposit (cost of $3,432,508,557)		3,432,508,557
Asset-Backed Commercial Paper – 17.8%
Albion Capital Corp.
0.200% 11/17/14 (c)(d)	55,370,000	55,346,314
Aspen Funding Corp.
0.250% 09/17/14 (c)(d)	20,575,000	20,572,714
0.260% 09/26/14 (c)(d)	27,730,000	27,724,993
0.260% 09/29/14 (c)(d)	15,840,000	15,836,797
0.280% 09/10/14 (c)(d)	8,300,000	8,299,419
Autobahn Funding Co. LLC
0.190% 11/18/14 (c)(d)	48,735,000	48,714,937
Chariot Funding LLC
0.220% 10/29/14 (c)(d)	22,430,000	22,422,050
0.220% 11/06/14 (c)(d)	8,645,000	8,641,513
0.220% 11/12/14 (c)(d)	16,575,000	16,567,707
Charta Corp.
0.200% 09/08/14 (c)(d)	10,508,000	10,507,591
Fairway Finance LLC
0.210% 01/14/15 (c)(d)	38,725,000	38,694,504
0.220% 02/18/15 (c)(d)	50,580,000	50,527,453
Gemini Securitization Corp. LLC
0.260% 09/15/14 (c)(d)	397,000	396,960
Govco LLC
0.200% 11/24/14 (c)(d)	38,630,000	38,611,973
Jupiter Securitization Co. LLC
0.220% 11/03/14 (c)(d)	15,710,000	15,703,952
0.220% 11/12/14 (c)(d)	16,575,000	16,567,707
Kells Funding LLC
0.233% 12/08/14 (09/25/14) (a)(b)(d)	10,955,000	10,955,000
0.233% 12/09/14 (09/25/14) (a)(b)(d)	70,000,000	70,000,000
0.233% 12/10/14 (09/25/14) (a)(b)(d)	60,850,000	60,850,000
0.233% 12/11/14 (09/25/14) (a)(b)(d)	40,000,000	40,000,000
0.240% 09/02/14 (c)(d)	81,825,000	81,824,454
0.243% 04/23/15 (10/23/14) (a)(b)(d)	35,000,000	35,000,000
0.244% 04/20/15 (10/20/14) (a)(b)(d)	35,225,000	35,225,000

	Par ($)	Value ($)
0.244% 05/15/15 (11/17/14) (a)(b)(d)	25,000,000	25,000,000
0.250% 01/09/15 (11/03/14) (a)(b)(d)	10,000,000	10,000,000
Manhattan Asset Funding Co. LLC
0.180% 09/24/14 (c)(d)	31,000,000	30,996,435
0.190% 10/02/14 (c)(d)	39,649,000	39,642,513
0.190% 10/07/14 (c)(d)	50,000,000	49,990,500
0.190% 10/21/14 (c)(d)	30,910,000	30,901,843
Newport Funding Corp.
0.260% 09/29/14 (c)(d)	30,925,000	30,918,746
0.280% 09/05/14 (c)(d)	9,690,000	9,689,698
Old Line Funding LLC
0.220% 09/25/14 (c)(d)	7,310,000	7,308,928
0.220% 11/14/14 (c)(d)	27,567,000	27,554,534
0.220% 11/21/14 (c)(d)	14,260,000	14,252,941
0.220% 12/12/14 (c)(d)	17,175,000	17,164,294
0.220% 12/22/14 (c)(d)	59,475,000	59,434,293
0.230% 09/02/14 (c)(d)	13,210,000	13,209,916
0.230% 11/18/14 (c)(d)	24,865,000	24,852,609
0.230% 01/26/15 (c)(d)	12,396,000	12,384,358
0.240% 09/12/14 (c)(d)	37,440,000	37,437,254
0.240% 09/25/14 (c)(d)	26,590,000	26,585,746
0.240% 10/10/14 (c)(d)	18,790,000	18,785,115
0.240% 02/26/15 (c)(d)	30,000,000	29,964,400
0.250% 01/21/15 (c)(d)	14,040,000	14,026,155
0.250% 02/02/15 (c)(d)	14,545,000	14,529,445
Regency Markets No. 1 LLC
0.120% 09/04/14 (c)(d)	20,940,000	20,939,791
0.120% 09/05/14 (c)(d)	88,590,000	88,588,819
Rhein Main Securitisation Ltd.
0.240% 09/02/14 (c)(d)	56,070,000	56,069,626
Scaldis Capital LLC
0.150% 09/16/14 (c)(d)	21,000,000	20,998,687
Sheffield Receivables Crop.
0.200% 11/18/14 (c)(d)	38,760,000	38,743,204
Starbird Funding Corp.
0.150% 09/10/14 (c)(d)	5,000,000	4,999,812
Thunder Bay Funding LLC
0.210% 11/06/14 (c)(d)	1,517,000	1,516,416
0.220% 09/12/14 (c)(d)	3,396,000	3,395,772
0.220% 12/03/14 (c)(d)	25,000,000	24,985,792
0.220% 12/22/14 (c)(d)	30,056,000	30,035,428
0.230% 11/05/14 (c)(d)	34,662,000	34,647,606
0.230% 11/18/14 (c)(d)	18,460,000	18,450,801
0.230% 02/25/15 (c)(d)	42,645,000	42,596,776

See Accompanying Notes to Financial Statements.

3

BofA Cash Reserves

August 31, 2014

Asset-Backed Commercial Paper (continued)
	Par ($)	Value ($)
0.230% 10/27/14 (c)(d)	34,000,000	33,987,827
0.240% 10/01/14 (c)(d)	27,775,000	27,769,443
0.250% 01/21/15 (c)(d)	12,495,000	12,482,679
Versailles Commercial Paper LLC
0.220% 11/07/14 (c)(d)	28,700,000	28,688,249
Working Capital Management Co.
0.120% 09/02/14 (c)(d)	9,025,000	9,024,970
0.120% 09/03/14 (c)(d)	11,950,000	11,949,920
0.120% 09/05/14 (c)(d)	12,535,000	12,534,833
0.130% 09/02/14 (c)(d)	9,025,000	9,024,967
Total Asset-Backed Commercial Paper (cost of $1,805,052,179)		1,805,052,179
Commercial Paper – 15.8%
ABN Amro Funding USA LLC
0.230% 11/03/14 (c)(d)	8,000,000	7,996,780
Bank of Nova Scotia
0.230% 02/06/15 (c)(d)	47,190,000	47,142,364
BNZ International Funding Ltd.
0.210% 11/03/14 (c)(d)	17,331,000	17,324,631
Caisse Centrale Desjardins du Quebec
0.200% 10/30/14 (c)(d)	124,480,000	124,439,198
0.200% 11/03/14 (c)(d)	99,330,000	99,295,234
0.200% 11/07/14 (c)(d)	14,285,000	14,279,683
0.200% 11/21/14 (c)(d)	6,470,000	6,467,088
Collateralized Commercial Paper Co. LLC
0.250% 10/24/14 (c)(e)	25,000,000	24,990,799
0.250% 10/27/14 (c)(e)	65,000,000	64,974,722
0.250% 12/01/14 (c)(e)	15,000,000	14,990,521
0.270% 02/05/15 (c)(e)	28,430,000	28,396,524
0.300% 03/02/15 (c)(e)	27,000,000	26,959,050
0.300% 03/13/15 (c)(e)	21,000,000	20,966,225
Credit Suisse
0.250% 11/25/14 (c)	3,790,000	3,787,763
Dexia Credit Local
0.260% 03/11/15 (c)(f)	90,000,000	89,875,850
0.260% 03/12/15 (c)(f)	55,000,000	54,923,733
0.270% 09/04/14 (c)(f)	18,115,000	18,114,592
DNB NOR Bank ASA
0.220% 11/21/14 (c)(d)	3,000,000	2,998,515
0.225% 01/05/15 (c)(d)	14,500,000	14,488,581
0.230% 09/08/14 (c)(d)	70,000,000	69,996,869
0.235% 09/02/14 (c)(d)	50,300,000	50,299,672
Mizuho Funding LLC
0.225% 12/23/14 (c)(d)	52,500,000	52,462,922
0.230% 01/05/15 (c)(d)	30,000,000	29,975,850

	Par ($)	Value ($)
Nordea Bank AB
0.215% 11/03/14 (c)(d)	18,435,000	18,428,064
0.215% 11/12/14 (c)(d)	25,715,000	25,703,942
0.220% 10/29/14 (c)(d)	16,480,000	16,474,159
0.220% 11/12/14 (c)(d)	154,000,000	153,932,240
Prudential Funding LLC
0.120% 09/02/14 (c)	31,600,000	31,599,895
Rabobank USA Financial Corp.
0.220% 12/22/14 (c)	12,570,000	12,561,396
Skandinaviska Enskilda Banken AB
0.220% 01/02/15 (c)(d)	95,000,000	94,928,592
0.230% 01/08/15 (c)(d)	12,900,000	12,889,368
Svenska Handelsbanken, Inc.
0.220% 10/01/14 (c)(d)	80,000,000	79,985,333
Swedbank AB
0.225% 01/02/15 (c)	17,530,000	17,516,524
Toyota Credit Canada, Inc.
0.230% 12/15/14 (c)	14,900,000	14,890,005
0.230% 12/22/14 (c)	17,635,000	17,622,381
0.240% 02/09/15 (c)	13,600,000	13,585,403
Toyota Credit Puerto Rico
0.230% 11/05/14 (c)	3,535,000	3,533,532
0.230% 02/11/15 (c)	5,805,000	5,798,955
0.240% 11/04/14 (c)	13,853,000	13,847,089
Toyota Motor Credit Corp.
0.200% 12/22/14 (c)	35,685,000	35,662,796
0.209% 02/03/15 (09/07/14) (a)(b)	7,000,000	7,000,000
0.210% 11/18/14 (c)	25,000,000	24,988,625
0.220% 11/14/14 (c)	58,455,000	58,428,565
Westpac Banking Corp.
0.226% 02/19/15 (09/19/14) (a)(b)(d)	6,605,000	6,605,331
Westpac Securities NZ Ltd.
0.210% 11/12/14 (c)(d)	13,620,000	13,614,280
0.210% 11/13/14 (c)(d)	28,000,000	27,988,077
Total Commercial Paper (cost of $1,592,731,718)		1,592,731,718
Time Deposits – 12.7%
Citibank N.A.
0.080% 09/02/14	158,590,000	158,590,000
Credit Agricole SA
0.090% 09/02/14	106,000,000	106,000,000
Lloyds TSB Bank PLC
0.050% 09/02/14	486,330,000	486,330,000
See Accompanying Notes to Financial Statements.

4

BofA Cash Reserves

August 31, 2014

Time Deposits (continued)
	Par ($)	Value ($)
Natixis Paris
0.060% 09/02/14	108,856,000	108,856,000
Skandinaviska Enskilda Banken AB
0.050% 09/02/14	124,375,000	124,375,000
Swedbank AB
0.060% 09/02/14	303,955,000	303,955,000
Total Time Deposits (cost of $1,288,106,000)		1,288,106,000
Municipal Bonds (b)(g) – 1.8%
Colorado – 0.4%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-1, SPA: FHLB 0.120% 10/01/33 (09/03/14)	9,600,000	9,600,000
Series 2004 A1, SPA: FHLB 0.070% 10/01/34 (09/03/14)	16,015,000	16,015,000
Series 2008 C1, SPA: FHLB 0.100% 10/01/38 (09/03/14)	6,890,000	6,890,000
Series 2005 B-1,
SPA: FHLB 0.100% 04/01/40 (09/03/14)	5,565,000	5,565,000
CO Sheridan Redevelopment Agency
South Santa,
Series 2011, LOC: JPMorgan Chase Bank 0.200% 12/01/29 (09/04/14)	1,600,000	1,600,000
Colorado Total		39,670,000
Florida – 0.2%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Miami Stadium Project, Series 2007, LOC: TD Bank N.A. 0.120% 07/01/37 (09/04/14)	22,450,000	22,450,000
Florida Total		22,450,000

	Par ($)	Value ($)
Illinois – 0.0%
IL University of Illinois
Series 2014 C
LOC: Northern Trust Company 0.100% 04/01/44 (09/04/14)	3,070,000	3,070,000
Illinois Total		3,070,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.090% 07/01/34 (09/04/14)	6,070,000	6,070,000
Series 2007 G,
SPA: FHLB 0.120% 01/01/38 (09/04/14)	1,295,000	1,295,000
Series 2009 G,
SPA: FHLB 0.140% 01/01/39 (09/04/14)	940,000	940,000
Iowa Total		8,305,000
Maryland – 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.150% 01/01/26 (09/04/14)	2,600,000	2,600,000
Maryland Total		2,600,000
Massachusetts – 0.1%
MA Simmons College
Series 2008,
LOC: TD Bank N.A. 0.110% 10/01/22 (09/04/14)	5,915,000	5,915,000
Massachusetts Total		5,915,000

See Accompanying Notes to Financial Statements.

5

BofA Cash Reserves

August 31, 2014

Municipal Bonds (b)(g) (continued)
	Par ($)	Value ($)
Minnesota – 0.2%
MN Office of Higher Education
Supplies for Students,
Series 2008 A, LOC: U.S. Bank N.A. 0.110% 12/01/43 (09/04/14)	22,395,000	22,395,000
Minnesota Total		22,395,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.070% 06/01/41 (09/03/14)	11,635,000	11,635,000
New Hampshire Total		11,635,000
New York – 0.1%
NY Housing Finance Agency
Broadway,
Series 2011 B, LOC: Wells Fargo Bank N.A. 0.080% 05/01/44 (09/03/14)	5,485,000	5,485,000
New York Total		5,485,000
North Carolina – 0.1%
NC Catawba
Catawba Medical Center,
Series 2009, LOC: Branch Banking & Trust 0.140% 10/01/34 (09/04/14)	5,350,000	5,350,000
North Carolina Total		5,350,000
Oregon – 0.3%
OR Housing & Community Services Department
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co. 0.070% 07/01/36 (09/04/14)	5,000,000	5,000,000

	Par ($)	Value ($)
Single Family,
Series 2006 F, AMT, SPA: State Street Bank & Trust Co. 0.060% 07/01/37 (09/04/14)	20,000,000	20,000,000
Oregon Total		25,000,000
Texas – 0.0%
TX State
Small Business,
Series 2005 B, SPA: National Australia Bank 0.070% 06/01/45 (09/04/14)	3,025,000	3,025,000
Texas Total		3,025,000
Wisconsin – 0.2%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2007, LOC: PNC Bank N.A. 0.050% 08/15/36 (09/03/14)	24,515,000	24,515,000
Wisconsin Total		24,515,000
Total Municipal Bonds (cost of $179,415,000)		179,415,000
Government & Agency Obligations – 0.8%
U.S. Government Agencies – 0.8%
Federal Farm Credit Bank
0.175% 04/18/16 (09/18/14) (a)(b)	2,000,000	2,000,179
0.200% 01/13/16 (09/02/14) (a)(b)	28,120,000	28,118,058
0.230% 04/01/15 (09/02/14) (a)(b)	8,065,000	8,065,000
0.250% 10/20/14 (09/02/14) (a)(b)	42,197,000	42,197,000
0.250% 02/01/16 (09/02/14) (a)(b)	2,700,000	2,701,551
U.S. Government Agencies Total		83,081,788
Total Government & Agency Obligations (cost of $83,081,788)		83,081,788

See Accompanying Notes to Financial Statements.

6

BofA Cash Reserves

August 31, 2014

Corporate Bonds – 1.4%
	Par ($)	Value ($)
Bank of Nova Scotia
3.400% 01/22/15	10,558,000	10,687,383
General Electric Capital Corp.
0.491% 09/15/14 (a)	2,845,000	2,845,308
2.150% 01/09/15	12,035,000	12,116,037
3.750% 11/14/14	58,445,000	58,858,608
4.750% 09/15/14	5,194,000	5,202,991
4.875% 03/04/15	2,964,000	3,033,091
Metropolitan Life Global Funding I
2.000% 01/09/15 (d)	3,680,000	3,702,758
National Australia Bank Ltd.
3.750% 03/02/15 (d)	31,505,000	32,056,812
Nordea Bank AB
3.700% 11/13/14 (d)	1,418,000	1,427,700
Royal Bank of Canada
1.150% 03/13/15	1,770,000	1,778,348
UBS AG/Stamford CT
3.875% 01/15/15	9,000,000	9,120,297
Total Corporate Bonds (cost of $140,829,333)		140,829,333

Repurchase Agreements – 16.7%

Repurchase agreement with
ABN Amro NV, dated 08/29/14, due 09/02/14 at 0.130%, collateralized by U.S. Treasury obligations, U.S. Government Agency obligations and corporate bonds with various maturities to 04/01/44, market value $41,068,123 (repurchase proceeds $40,180,580)	40,180,000	40,180,000
Repurchase agreement with
ABN Amro Securities LLC, dated 08/29/14, due 09/02/14 at 0.230%, collateralized by common stocks and preferred stock, market value $88,392,808 (repurchase proceeds $80,357,054)	80,355,000	80,355,000

	Par ($)	Value ($)
Repurchase Agreement with
BNP Paribas Prime Brokerage, Inc., dated 07/15/14, due 09/05/14 at 0.400% collateralized by corporate bonds with various maturities to 10/15/39, market value $30,103,662 (repurchase proceeds $27,365,802)	27,350,000	27,350,000
Repurchase agreement with
BNP Paribas Prime Brokerage, Inc., dated 08/01/14, at 0.230%, collateralized by common stocks, preferred stocks and exchange-traded funds, market value $92,989,645 (a)(h)(i)	85,000,000	85,000,000
Repurchase agreement with
BNP Paribas Prime Brokerage, Inc., dated 08/01/14, at 0.280%, collateralized by corporate bonds with various maturities to 11/15/40 and preferred stocks, market value $83,161,504 (a)(h)(i)	75,555,000	75,555,000
Repurchase Agreement with
BNP Paribas Prime Brokerage, Inc., dated 08/29/14, due 09/02/14 at 0.200% collateralized by common stocks and preferred stocks, market value $132,443,544 (repurchase proceeds $120,537,679)	120,535,000	120,535,000
Repurchase Agreement with
BNP Paribas Prime Brokerage, Inc., dated 08/29/14, due 09/02/14 at 0.260% collateralized by corporate bonds with various maturities to 10/15/39, market value $163,528,275 (repurchase proceeds $148,659,294)	148,655,000	148,655,000

See Accompanying Notes to Financial Statements.

7

BofA Cash Reserves

August 31, 2014

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase Agreement with
BNP Paribas Securities Corp., dated 08/22/14, due 09/22/14 at 0.220% collateralized by corporate bonds with various maturities to 09/15/23, market value $39,126,680 (repurchase proceeds $37,268,059) (i)	37,261,000	37,261,000
Repurchase Agreement with
Credit Suisse Securities USA LLC, dated 08/29/14, due 09/02/14 at 0.200% collateralized by common stocks and exchange-traded funds, market value $65,486,133 (repurchase proceeds $60,266,339)	60,265,000	60,265,000
Repurchase Agreement with
Credit Suisse Securities USA LLC, dated 08/29/14, due 10/03/14 at 0.340% collateralized by common stocks, market value $71,505,819 (repurchase proceeds $66,021,817) (i)	66,000,000	66,000,000
Repurchase agreement with
HSBC Securities USA, Inc., dated 08/01/14, at 0.150%, collateralized by corporate bonds with various maturities to 07/01/24, market value $44,317,938) (a)(h)(i)	42,205,000	42,205,000
Repurchase Agreement with
ING Financial Markets LLC, dated 08/29/14, due 09/02/14 at 0.210% collateralized by common stocks, market value $55,243,297 (repurchase proceeds $50,221,172)	50,220,000	50,220,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 06/09/14, due 09/05/14 at 0.480%, collateralized by a corporate bond maturing 06/01/38, market value $10,617,543 (repurchase proceeds $9,651,311)	9,640,000	9,640,000

	Par ($)	Value ($)
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 06/16/14, due 09/12/14 at 0.480%, collateralized by a corporate bond maturing 06/01/38, market value $10,572,141 (repurchase proceeds $9,611,264)	9,600,000	9,600,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 06/23/14, due 09/22/14 at 0.480% collateralized by corporate bonds with various maturities to 11/15/43, market value $10,637,631 (repurchase proceeds $9,671,721)	9,660,000	9,660,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 07/26/14, due 09/24/14 at 0.480% collateralized by corporate bonds with various maturities to 06/01/38, market value $21,434,139 (repurchase proceeds $19,488,358)	19,465,000	19,465,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 07/31/14, due 10/29/14 at 0.490%, collateralized by corporate bonds with various maturities to 06/01/38, market value $16,833,896 (repurchase proceeds $15,313,736)	15,295,000	15,295,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 08/18/14, due 11/17/14 at 0.380%, collateralized by common stocks, market value $13,683,309 (repurchase proceeds $12,607,098)	12,595,000	12,595,000

See Accompanying Notes to Financial Statements.

8

BofA Cash Reserves

August 31, 2014

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 08/25/14, due 11/24/14 at 0.380%, collateralized by common stocks, market value $12,826,587 (repurchase proceeds $11,821,344)	11,810,000	11,810,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 08/27/14, due 11/25/14 at 0.380%, collateralized by common stocks, market value $10,667,767 (repurchase proceeds $9,839,339)	9,830,000	9,830,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 08/29/14, due 10/14/14 at 0.443%, collateralized by common stocks, market value $86,036,831 (repurchase proceeds $80,045,295) (i)	80,000,000	80,000,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 08/29/14, due 10/14/14 at 0.550%, collateralized by corporate bonds with various maturities to 06/01/38, market value $81,300,973 (repurchase proceeds $73,951,935) (i)	73,900,000	73,900,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 08/29/14, due 11/28/14 at 0.600%, collateralized by corporate bonds with various maturities to 11/15/43, market value $27,886,845 (repurchase proceeds $25,383,440) (i)	25,345,000	25,345,000

	Par ($)	Value ($)
Repurchase agreement with
Mitsubishi UFJ Securities USA, Inc., dated 08/25/14, due 09/02/14 at 0.180%, collateralized by corporate bonds with various maturities to 07/15/24, market value $41,340,154 (repurchase proceeds $39,371,575)	39,370,000	39,370,000
Repurchase agreement with
Mizuho Securities USA, Inc., dated 08/01/14, at 0.160%, collateralized by U.S. Treasury obligations, a U.S. Government Agency obligation and corporate bonds with various maturities to 09/01/44, market value $215,163,520 (a)(h)(i)	207,410,000	207,410,000
Repurchase Agreement with
RBC Capital Markets, dated 08/26/14, due 09/02/14 at 0.150% collateralized by corporate bonds with various maturities to 08/31/24, market value $93,363,473 (repurchase proceeds $88,917,593)	88,915,000	88,915,000
Repurchase Agreement with
SG Americas Securities LLC, dated 08/29/14, due 09/02/14 at 0.150% collateralized by corporate bonds with various maturities to 05/07/24, market value $158,400,390 (repurchase proceeds $150,857,514)	150,855,000	150,855,000
Repurchase agreement with
TD Securities USA LLC, dated 08/29/14, due 09/02/14 at 0.080%, collateralized by a U.S. Treasury obligations, U.S. Government Agency obligations and a corporate bond with various maturities to 12/01/42, market value $70,450,049 (repurchase proceeds $69,035,614)	69,035,000	69,035,000

See Accompanying Notes to Financial Statements.

9

BofA Cash Reserves

August 31, 2014

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
Wells Fargo Securities, LLC, dated 06/10/14, due 09/08/14 at 0.350%, collateralized by corporate bonds with various maturities to 09/20/22, market value $10,009,418 (repurchase proceeds $9,533,334)	9,525,000	9,525,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 06/11/14, due 09/09/14 at 0.350%, collateralized by corporate bonds with various maturities to 02/15/24, market value $8,406,779 (repurchase proceeds $8,007,000)	8,000,000	8,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 06/16/14, due 09/12/14 at 0.350%, collateralized by corporate bonds with various maturities to 10/22/23, market value $6,304,777 (repurchase proceeds $6,005,133)	6,000,000	6,000,000
Total Repurchase Agreements (cost of $1,689,831,000)		1,689,831,000
Total Investments – 100.9% (cost of $10,211,555,575) (j)		10,211,555,575
Other Assets & Liabilities, Net – (0.9)%		(94,202,104)
Net Assets – 100.0%		10,117,353,471

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities, which are not illiquid, amounted to $2,829,956,222 or 28.0% of net assets for the Fund.

(e)  Collateralized commercial paper.

(f)  Guaranteed by the Kingdom of Belgium, the French Repulic, and the Grand Duchy of Luxembourg.

(g)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(h)  Open repurchase agreement with no specific maturity date.

(i)  This security is subject to a demand feature.

(j)  Cost for federal income tax purposes is $10,211,555,575.

The following table summarizes the inputs used, as of August 31, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$3,432,508,557	$—	$3,432,508,557
Total Asset-Backed Commercial Paper	—	1,805,052,179	—	1,805,052,179
Total Commercial Paper	—	1,592,731,718	—	1,592,731,718
Total Time Deposits	—	1,288,106,000	—	1,288,106,000
Total Municipal Bonds	—	179,415,000	—	179,415,000
Total Government & Agency Obligations	—	83,081,788	—	83,081,788
Total Corporate Bonds	—	140,829,333	—	140,829,333
Total Repurchase Agreements	—	1,689,831,000	—	1,689,831,000
Total Investments	$—	$10,211,555,575	$—	$10,211,555,575

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	33.9
Asset-Backed Commercial Paper	17.8
Commercial Paper	15.8
Time Deposits	12.7
Municipal Bonds	1.8
Government & Agency Obligations	0.8
Corporate Bonds	1.4
84.2
Repurchase Agreements	16.7
Other Assets & Liabilities, Net	(0.9)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities – BofA Cash Reserves
August 31, 2014

		($)
Assets	Investments, at amortized cost approximating value	8,521,724,575
	Repurchase agreements, at amortized cost approximating value	1,689,831,000
	Total investments, at value	10,211,555,575
	Cash	646
	Receivable for:
	Fund shares sold	32,566
	Interest	3,431,231
	Expense reimbursement due from investment advisor	62,721
	Trustees' deferred compensation plan	77,935
	Prepaid expenses	98,090
	Total Assets	10,215,258,764
Liabilities	Payable for:
	Investments purchased	95,665,639
	Fund shares repurchased	37,057
	Distributions	95,200
	Investment advisory fee	1,235,493
	Administration fee	339,667
	Pricing and bookkeeping fees	17,615
	Transfer agent fee	104,387
	Trustees' fees	8,213
	Custody fee	38,650
	Shareholder administration fee	48,341
	Chief Compliance Officer expenses	4,250
	Trustees' deferred compensation plan	77,935
	Other liabilities	232,846
	Total Liabilities	97,905,293
	Net Assets	10,117,353,471
Net Assets Consist of	Paid-in capital	10,117,692,320
	Undistributed net investment income	1,768,358
	Accumulated net realized loss	(2,107,207)
	Net Assets	10,117,353,471

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities (continued) – BofA Cash Reserves
August 31, 2014

Adviser Class Shares	Net assets	$1,384,718,614
	Shares outstanding	1,384,716,297
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$7,233,139,179
	Shares outstanding	7,233,127,387
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$637,121,832
	Shares outstanding	637,120,732
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$134,376,346
	Shares outstanding	134,376,099
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$131,651,239
	Shares outstanding	131,650,987
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$16,320,385
	Shares outstanding	16,320,358
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$15,187,958
	Shares outstanding	15,187,934
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$26,064,138
	Shares outstanding	26,064,076
	Net asset value per share	$1.00
Marsico Shares	Net assets	$7,561,032
	Shares outstanding	7,561,018
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$531,212,748
	Shares outstanding	531,211,437
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

12

Statement of Operations – BofA Cash Reserves
For the Year Ended August 31, 2014

		($)
Investment Income	Interest	21,341,436
Expenses	Investment advisory fee	14,655,720
	Administration fee	9,610,480
	Distribution fee:
	Daily Class Shares	2,507,231
	Investor Class Shares	17,487
	Investor II Class Shares	19,579
	Service fee:
	Adviser Class Shares	3,742,496
	Daily Class Shares	1,790,879
	Investor Class Shares	43,718
	Investor II Class Shares	48,948
	Liquidity Class Shares	65,871
	Marsico Shares	18,637
	Shareholder administration fee:
	Institutional Class Shares	83,903
	Investor II Class Shares	19,579
	Marsico Shares	7,454
	Trust Class Shares	609,872
	Transfer agent fee	445,219
	Pricing and bookkeeping fees	185,214
	Trustees' fees	79,468
	Custody fee	240,252
	Chief Compliance Officer expenses	23,294
	Other expenses	1,463,366
	Total Expenses	35,678,667
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(8,123,128)
	Fees waived by distributor:
	Adviser Class Shares	(3,357,074)
	Daily Class Shares	(4,112,357)
	Institutional Class Shares	(29,913)
	Investor Class Shares	(56,692)
	Investor II Class Shares	(82,974)
	Liquidity Class Shares	(59,186)
	Marsico Shares	(24,221)
	Trust Class Shares	(453,801)
	Net Expenses	19,379,321
	Net Investment Income	1,962,115
	Net realized gain on investments	18,358
	Net Increase Resulting from Operations	1,980,473

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – BofA Cash Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2014 ($)	2013 ($)
Operations	Net investment income	1,962,115	5,805,526
	Net realized gain on investments	18,358	20,187
	Net increase resulting from operations	1,980,473	5,825,713
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(156,582)	—
	Capital Class Shares	(2,298,358)	(5,171,029)
	Daily Class Shares	(74,109)	—
	Institutional Capital Shares	(57,136)	(185,452)
	Institutional Class Shares	(23,863)	(349,179)
	Investor Class	(1,798)	—
	Investor II Class Shares	(2,021)	—
	Liquidity Class Shares	(2,812)	(25)
	Marsico Shares	(827)	—
	Trust Class Shares	(61,684)	(99,842)
	Total distributions to shareholders	(2,679,190)	(5,805,527)
	Net Capital Stock Transactions	1,141,226,709	(2,418,457,915)
	Contribution from advisor (See Note 3)	220,000	—
	Total increase (decrease) in net assets	1,140,747,992	(2,418,437,729)
Net Assets	Beginning of period	8,976,605,479	11,395,043,208
	End of period	10,117,353,471	8,976,605,479
	Undistributed net investment income at end of period	1,768,358	4,900,240

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	10,552,283,243	10,552,283,243	12,304,726,726	12,304,726,726
Distributions reinvested	3,188	3,188	—	—
Redemptions	(10,648,494,433)	(10,648,494,433)	(12,565,271,416)	(12,565,271,416)
Net decrease	(96,208,002)	(96,208,002)	(260,544,690)	(260,544,690)
Capital Class Shares
Subscriptions	18,783,093,745	18,783,093,745	19,888,692,177	19,888,692,177
Distributions reinvested	620,531	620,531	2,478,432	2,478,432
Redemptions	(17,045,442,377)	(17,045,442,377)	(20,959,120,765)	(20,959,120,765)
Net increase (decrease)	1,738,271,899	1,738,271,899	(1,067,950,156)	(1,067,950,156)
Daily Class Shares
Subscriptions	53,377,079	53,377,079	34,041,526	34,041,526
Distributions reinvested	61	61	—	—
Redemptions	(222,499,307)	(222,499,307)	(301,838,090)	(301,838,090)
Net decrease	(169,122,167)	(169,122,167)	(267,796,564)	(267,796,564)
Institutional Capital Shares
Subscriptions	31,460,688	31,460,688	37,752,427	37,752,428
Distributions reinvested	55,334	55,334	175,903	175,903
Redemptions	(66,440,895)	(66,440,895)	(94,752,344)	(94,752,344)
Net decrease	(34,924,873)	(34,924,873)	(56,824,014)	(56,824,013)
Institutional Class Shares
Subscriptions	705,950,485	705,950,485	3,047,692,451	3,047,692,451
Distributions reinvested	22,380	22,380	328,407	328,407
Redemptions	(871,888,128)	(871,888,128)	(3,626,500,410)	(3,626,500,410)
Net decrease	(165,915,263)	(165,915,263)	(578,479,552)	(578,479,552)
Investor Class Shares
Subscriptions	2,437,996	2,437,996	7,189,924	7,189,924
Distributions reinvested	1,619	1,619	—	—
Redemptions	(4,616,251)	(4,616,251)	(12,943,328)	(12,943,328)
Net decrease	(2,176,636)	(2,176,636)	(5,753,404)	(5,753,404)
Investor II Class Shares
Subscriptions	3,953,585	3,953,585	5,229,282	5,229,282
Distributions reinvested	1,796	1,796	—	—
Redemptions	(11,978,557)	(11,978,557)	(11,421,742)	(11,421,742)
Net decrease	(8,023,176)	(8,023,176)	(6,192,460)	(6,192,460)
Liquidity Class Shares
Subscriptions	8,419,952	8,419,952	76,436,930	76,436,930
Distributions reinvested	2,812	2,812	24	24
Redemptions	(9,348,270)	(9,348,270)	(164,030,389)	(164,030,389)
Net decrease	(925,506)	(925,506)	(87,593,435)	(87,593,435)

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Marsico Shares
Subscriptions	3,374,130	3,374,130	4,341,841	4,341,841
Distributions reinvested	827	827	—	—
Redemptions	(3,501,116)	(3,501,116)	(5,695,523)	(5,695,523)
Net decrease	(126,159)	(126,159)	(1,353,682)	(1,353,682)
Trust Class Shares
Subscriptions	988,748,637	988,748,637	1,227,300,047	1,227,300,047
Distributions reinvested	1,223	1,223	3,228	3,228
Redemptions	(1,108,373,268)	(1,108,373,268)	(1,313,273,234)	(1,313,273,234)
Net decrease	(119,623,408)	(119,623,408)	(85,969,959)	(85,969,959)

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—		—		—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—		—		—		—
Increase from Contribution from Advisor	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.00%		0.00%		0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.22%		0.29	%(i)	0.36	%(i)	0.32	%(i)	0.34	%(i)
Waiver/Reimbursement	0.31%		0.23%		0.17%		0.21%		0.19%
Net investment income	—	%(j)	—	(i)	—	(i)	—	(i)	—	(i)
Net assets, end of period (000s)	$1,384,719		$1,481,000		$1,741,542		$1,964,131		$4,362,143

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001		0.002		0.001		—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	0.001		0.002		0.001		—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)		(0.002)		(0.001)		—	(e)
Increase from Contribution from Advisor	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.04	%(h)	0.09%		0.16%		0.11%		0.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.19%		0.20	%(i)	0.20	%(i)	0.20	%(i)	0.21	%(i)
Waiver/Reimbursement	0.08%		0.07%		0.08%		0.08%		0.07%
Net investment income	0.03%		0.09	%(i)	0.16	%(i)	0.11	%(i)	0.13	%(i)
Net assets, end of period (000s)	$7,233,139		$5,495,170		$6,563,081		$4,638,454		$6,748,972

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—		—		—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—		—		—		—
Increase from Contribution from Advisor	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.00%		0.00%		0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.22%		0.29	%(i)	0.35	%(i)	0.32	%(i)	0.34	%(i)
Waiver/Reimbursement	0.66%		0.58%		0.52%		0.56%		0.54%
Net investment income	—	%(j)	—	(i)	—	(i)	—	(i)	—	(i)
Net assets, end of period (000s)	$637,122		$806,286		$1,074,085		$1,672,737		$7,097,157

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001		0.002		0.001		—	(f)
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Total from investment operations	—	(e)	0.001		0.002		0.001		—	(f)
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)		(0.002)		(0.001)		—	(f)
Increase from Contribution from Advisor	—	(e)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.04	%(i)	0.09%		0.16%		0.11%		0.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.19%		0.20	%(j)	0.20	%(j)	0.20	%(j)	0.21	%(j)
Waiver/Reimbursement	0.08%		0.07%		0.08%		0.08%		0.07%
Net investment income	0.03%		0.09	%(j)	0.16	%(j)	0.11	%(j)	0.13	%(j)
Net assets, end of period (000s)	$134,376		$169,310		$226,134		$353,702		$436,201

(a)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The financial information of the Fund's Institutional Capital shares prior to this conversion is that of the Class Z shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(d)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.001		0.001		—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	0.001		0.001		—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)		(0.001)		—	(e)
Increase from Contribution from Advisor	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.05%		0.12%		0.07%		0.09%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.22%		0.24	%(i)	0.24	%(i)	0.24	%(i)	0.25	%(i)
Waiver/Reimbursement	0.10%		0.07%		0.08%		0.08%		0.07%
Net investment income	—	%(j)	0.05	%(i)	0.12	%(i)	0.08	%(i)	0.09	%(i)
Net assets, end of period (000s)	$131,651		$297,581		$876,079		$997,386		$1,672,273

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—		—		—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—		—		—		—
Increase from Contribution from Advisor	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.00%		0.00%		0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.22%		0.29	%(i)	0.35	%(i)	0.32	%(i)	0.33	%(i)
Waiver/Reimbursement	0.41%		0.33%		0.27%		0.31%		0.30%
Net investment income	—	%(j)	—	(i)	—	(i)	—	(i)	—	(i)
Net assets, end of period (000s)	$16,320		$18,498		$24,251		$30,707		$70,579

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—		—		—		—
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Less Distributions to Shareholders:
From net investment income	—	(e)	—		—		—		—
Increase from Contribution from Advisor	—	(e)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.01	%(i)	0.00%		0.00%		0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.22%		0.29	%(j)	0.35	%(j)	0.32	%(j)	0.33	%(j)
Waiver/Reimbursement	0.51%		0.43%		0.37%		0.41%		0.40%
Net investment income	—	%(k)	—	(j)	—	(j)	—	(j)	—	(j)
Net assets, end of period (000s)	$15,188		$23,212		$29,405		$31,245		$56,305

(a)  On October 1, 2011, Class A shares were renamed Investor II Class shares and Class B and C converted into Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Cash Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Increase from Contribution from Advisor	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.00	%(i)	0.02%		0.00	%(i)	0.01%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.22%		0.29	%(j)	0.34	%(j)	0.31	%(j)	0.33	%(j)
Waiver/Reimbursement	0.31%		0.23%		0.19%		0.22%		0.20%
Net investment income	—	%(i)	—	%(i)(j)	0.02	%(j)	—	%(i)(j)	0.01	%(j)
Net assets, end of period (000s)	$26,064		$26,991		$114,588		$116,540		$174,664

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Marsico Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—		—		—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—		—		—		—
Increase from Contribution from Advisor	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.00%		0.00%		0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.22%		0.29	%(i)	0.35	%(i)	0.31	%(i)	0.34	%(i)
Waiver/Reimbursement	0.41%		0.33%		0.27%		0.32%		0.29%
Net investment income	—	%(j)	—	(i)	—	(i)	—	(i)	—	(i)
Net assets, end of period (000s)	$7,561		$7,688		$9,041		$11,348		$14,109

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.001		—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	0.001		—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)		—	(d)	—	(e)
Increase from Contribution from Advisor	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.01%		0.06%		0.02%		0.04%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.22%		0.28	%(i)	0.30	%(i)	0.29	%(i)	0.30	%(i)
Waiver/Reimbursement	0.16%		0.09%		0.08%		0.09%		0.08%
Net investment income	—	%(j)	0.01	%(i)	0.06	%(i)	0.02	%(i)	0.04	%(i)
Net assets, end of period (000s)	$531,213		$650,870		$736,836		$754,638		$946,914

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Notes to Financial Statements – BofA Cash Reserves
August 31, 2014

Note 1. Organization

BofA Cash Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class, Marsico and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.

27

BofA Cash Reserves, August 31, 2014

Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment-grade corporate bonds and equity securities. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

In December 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update ("ASU") No. 2011-11: Disclosures about Offsetting Assets and Liabilities ("netting") on the Statement of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund's financial statements to evaluate the effect or potential effect of netting arrangements on the Fund's financial position.

A Master Repurchase Agreement ("MRA") governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund's interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At August 31, 2014, the Fund's investments in repurchase agreements were subject to enforeceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements
Total Gross amount presented in Statement of Assets and Liabilities	$1,689,831,000
Non-cash Collateral offsetting (1)	$(1,689,831,000)
Net Amount (2)	$—

(1)  At August 31, 2014, the value of the collateral exceeded the value of the related repurchase agreements.

(2)  Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

28

BofA Cash Reserves, August 31, 2014

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Capital Contribution

On April 7, 2014, May 7, 2014 and June 6, 2014, the Advisor made capital contributions to the Fund of $90,000, $90,000 and $40,000, respectively.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2014, permanent book and tax basis differences resulting primarily from differing treatments for prior year undistributed ordinary income, capital contribution, non-deductible excise tax, non-deductible corporate tax and earnings and profits distributed to shareholders on the redemption of shares were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(2,414,807)	$220,000	$2,194,807

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 were as follows:

	August 31,
Distributions paid from	2014	2013
Ordinary Income*	$2,679,190	$5,805,527

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

29

BofA Cash Reserves, August 31, 2014

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$1,863,558	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

As of August 31, 2014, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$2,107,207

Capital loss carry forwards of $238,358 were utilized by the Fund during the year ended August 31, 2014.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

In addition, the Advisor, at its discretion, has voluntarily agreed to waive a portion of its Advisory fee. This waiver may be modified or discontinued by the Advisor at any time.

For the year ended August 31, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as

30

BofA Cash Reserves, August 31, 2014

described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2014, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Effective February 1, 2013, the Accounting Services Agreement was amended to reflect Shadow Pricing Services pursuant to which State Street provides a daily shadow net asset value calculation for the Fund. Under the agreement, the Fund pays State Street an annual fee of $20,000 paid monthly.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BAC, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Fund and providing services to investors. In addition, during the fiscal year, the Distributor agreed to voluntarily waive a portion of its Distribution fee for a limited time period.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class, Liquidity Class and Marsico shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

31

BofA Cash Reserves, August 31, 2014

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**
Marsico Shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class, Marsico and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor. In addition, during the fiscal year, the Distributor agreed to voluntarily waive a portion of the Shareholder Administration fee for a limited time period.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Marsico Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

In addition, the Advisor, at its discretion, has voluntarily agreed to bear an additional portion of the Fund's expenses. This voluntary expense limitation may be modified or discontinued by the Advisor at any time.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2017	2016	2015	recovery	ended 08/31/2014
$7,150,998	$7,018,579	$8,236,952	$22,406,529	$—

32

BofA Cash Reserves, August 31, 2014

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2014, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund may be subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund may be subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

33

BofA Cash Reserves, August 31, 2014

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 9. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Retail prime, retail municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

34

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Cash Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2014

35

Federal Income Tax Information (Unaudited) – BofA Cash Reserves

The Fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

36

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present; Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

37

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2014)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

38

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

39

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Cash Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

41

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Cash Reserves

Annual Report, August 31, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-CSHR-1014

BofA Funds

Annual Report

August 31, 2014

•  BofA Government Plus Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	12
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	28
Federal Income Tax Information	29
Fund Governance	30
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Plus Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

03/01/14 – 08/31/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.20	1,024.95	0.25	0.26	0.05
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.95	0.25	0.26	0.05
Daily Class Shares	1,000.00	1,000.00	1,000.20	1,024.95	0.25	0.26	0.05
Institutional Capital Shares	1,000.00	1,000.00	1,000.20	1,024.95	0.25	0.26	0.05
Institutional Class Shares	1,000.00	1,000.00	1,000.20	1,024.95	0.25	0.26	0.05
Investor Class Shares	1,000.00	1,000.00	1,000.20	1,024.95	0.25	0.26	0.05
Investor II Class Shares	1,000.00	1,000.00	1,000.20	1,024.95	0.25	0.26	0.05
Liquidity Class Shares	1,000.00	1,000.00	1,000.20	1,024.95	0.25	0.26	0.05
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,024.95	0.25	0.26	0.05

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different Funds.

1

Investment Portfolio – BofA Government Plus Reserves

August 31, 2014

Government & Agency Obligations – 45.0%
	Par ($)	Value ($)
U.S. Government Agencies – 45.0%
Federal Farm Credit Bank
0.100% 05/18/15 (09/02/14) (a)(b)	5,290,000	5,288,661
0.110% 03/18/15 (c)	3,520,000	3,517,870
0.116% 04/20/15 (09/20/14) (a)(b)	3,765,000	3,764,890
0.125% 02/25/15 (09/25/14) (a)(b)	300,000	299,972
0.135% 11/26/14 (09/26/14) (a)(b)	250,000	249,988
0.140% 09/01/15 (09/01/14) (a)(b)	3,960,000	3,960,417
0.140% 11/17/14 (c)	3,000,000	2,999,102
0.150% 03/17/15	505,000	505,050
0.155% 10/01/15 (09/01/14) (a)(b)	1,330,000	1,330,150
0.155% 03/26/15 (09/26/14) (a)(b)	2,535,000	2,535,084
0.156% 03/20/15 (09/20/14) (a)(b)	320,000	320,054
0.156% 11/19/15 (09/19/14) (a)(b)	2,195,000	2,195,086
0.156% 08/03/15 (09/03/14) (a)(b)	440,000	440,083
0.156% 09/14/15 (09/14/14) (a)(b)	37,000	37,004
0.159% 10/08/15 (09/08/14) (a)(b)	4,729,000	4,729,201
0.164% 03/26/15 (09/26/14) (a)(b)	375,000	375,006
0.165% 02/27/15 (09/27/14) (a)(b)	510,000	510,064
0.165% 06/17/16 (09/17/14) (a)(b)	590,000	590,111
0.166% 01/19/16 (09/19/14) (a)(b)	4,395,000	4,396,358
0.170% 12/24/14	2,350,000	2,350,211
0.175% 04/23/15 (09/23/14) (a)(b)	1,488,000	1,488,319
0.175% 06/22/15 (09/22/14) (a)(b)	785,000	785,254
0.175% 04/18/16 (09/18/14) (a)(b)	740,000	740,267
0.180% 01/06/15	3,295,000	3,295,366
0.180% 09/22/15 (09/22/14) (a)(b)	1,286,000	1,286,559
0.181% 03/20/15 (09/20/14) (a)(b)	645,000	645,199
	Par ($)	Value ($)
0.185% 06/26/15 (09/26/14) (a)(b)	2,655,000	2,656,233
0.185% 09/18/15 (09/18/14) (a)(b)	2,100,000	2,101,303
0.185% 10/26/15 (09/26/14) (a)(b)	1,000,000	1,000,330
0.186% 02/13/15 (09/13/14) (a)(b)	160,000	160,044
0.186% 07/20/15 (09/20/14) (a)(b)	2,420,000	2,421,139
0.187% 09/29/14 ((09/29/14)) (a)(b)	1,220,000	1,220,057
0.190% 10/16/14	265,000	265,016
0.195% 08/17/15 (09/17/14) (a)(b)	3,386,000	3,387,796
0.200% 01/13/16 (09/02/14) (a)(b)	7,705,000	7,704,468
0.205% 10/26/15 (09/26/14) (a)(b)	575,000	575,335
0.205% 02/24/16 (09/24/14) (a)(b)	1,254,000	1,255,148
0.210% 10/22/15 (09/02/14) (a)(b)	980,000	980,170
0.210% 01/04/16 (09/02/14) (a)(b)	125,000	124,992
0.220% 03/04/15 (09/02/14) (a)(b)	2,784,000	2,783,858
0.226% 04/20/16 (09/20/14) (a)(b)	260,000	260,303
0.230% 03/04/15 (09/02/14) (a)(b)	780,000	780,298
0.230% 04/01/15 (09/02/14) (a)(b)	415,000	415,000
0.230% 05/05/15 (09/02/14) (a)(b)	240,000	240,099
0.250% 10/20/14 (09/02/14) (a)(b)	2,412,000	2,412,000
0.250% 11/28/14	395,000	395,111
0.250% 12/24/14	2,945,000	2,946,078
0.250% 02/01/16 (09/02/14) (a)(b)	300,000	300,301
0.260% 10/23/14	2,320,000	2,320,426
0.270% 11/19/14	100,000	100,030
0.270% 02/24/15	4,850,000	4,853,660
0.280% 10/14/14 (09/02/14) (a)(b)	510,000	510,075
0.280% 12/11/14	575,000	575,225
0.350% 05/01/15 (09/02/14) (a)(b)	1,585,000	1,586,440
0.450% 02/17/15	250,000	250,376
0.500% 03/09/15	200,000	200,382

See Accompanying Notes to Financial Statements.

2

BofA Government Plus Reserves

August 31, 2014

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.550% 10/02/14	100,000	100,036
0.650% 12/09/14	2,000,000	2,002,907
1.625% 11/19/14	2,352,000	2,359,585
2.050% 02/18/15	140,000	141,247
2.800% 11/05/14	300,000	301,427
3.000% 09/22/14	1,705,000	1,707,811
3.850% 02/11/15	745,000	757,280
3.980% 01/22/15	450,000	456,767
4.150% 03/25/15	303,000	309,848
4.375% 02/17/15	1,800,000	1,835,227
4.480% 11/20/14	823,000	830,808
4.550% 11/10/14	1,105,000	1,114,294
Federal Home Loan Bank
0.070% 11/20/14	6,570,000	6,569,598
0.075% 11/19/14 (c)	5,175,000	5,174,148
0.080% 12/11/14	13,125,000	13,124,331
0.090% 11/12/14 (c)	1,670,000	1,669,699
0.090% 12/16/14	3,685,000	3,684,875
0.090% 01/15/15	11,660,000	11,659,060
0.090% 01/23/15	10,615,000	10,614,502
0.090% 01/28/15 (c)	777,000	776,711
0.090% 02/19/15	2,000,000	1,999,695
0.090% 02/23/15	2,460,000	2,459,742
0.090% 02/27/15	7,315,000	7,314,031
0.092% 02/04/15 (c)	10,000,000	9,996,013
0.093% 02/25/15 (c)	9,130,000	9,125,825
0.096% 11/21/14 (09/21/14) (a)(b)	5,755,000	5,755,085
0.097% 02/27/15 (c)	7,303,000	7,299,478
0.098% 02/27/15 (c)	13,330,000	13,323,505
0.100% 12/29/14	690,000	689,994
0.100% 01/23/15	310,000	309,973
0.100% 01/28/15 (c)	175,000	174,928
0.100% 02/19/15	6,145,000	6,144,459
0.110% 01/07/15	3,830,000	3,829,782
0.110% 01/09/15	205,000	204,995
0.120% 10/27/14	6,990,000	6,989,845
0.120% 01/08/15	390,000	390,011
0.125% 09/03/14	5,145,000	5,145,003
0.125% 09/16/14	525,000	525,000
0.125% 09/23/14	695,000	695,014
0.125% 10/02/14	3,660,000	3,659,981
0.125% 11/04/14	335,000	335,013
0.125% 11/12/14	25,000	25,001
0.125% 11/18/14	1,085,000	1,084,961
0.125% 11/20/14	1,790,000	1,790,090
0.125% 01/23/15	270,000	269,971
0.125% 02/10/15	2,030,000	2,030,021
0.130% 10/30/14	8,180,000	8,179,847
0.130% 11/03/14	2,335,000	2,334,953
	Par ($)	Value ($)
0.140% 10/16/14	650,000	650,003
0.140% 10/17/14	10,840,000	10,840,113
0.140% 11/21/14	2,350,000	2,350,018
0.140% 02/18/15	1,835,000	1,835,189
0.140% 02/18/15	10,605,000	10,605,791
0.140% 03/02/15	2,535,000	2,535,235
0.150% 03/12/15	275,000	275,042
0.160% 11/21/14	905,000	905,087
0.170% 12/11/14	35,000	35,000
0.170% 01/13/15	2,780,000	2,779,873
0.170% 01/15/15	1,845,000	1,845,145
0.180% 10/01/14	265,000	265,017
0.180% 01/09/15	4,400,000	4,400,888
0.190% 12/11/14	125,000	125,030
0.190% 01/06/15	4,570,000	4,571,460
0.200% 12/18/14	750,000	750,218
0.200% 08/19/15 (09/02/14) (a)(b)	150,000	149,971
0.210% 11/07/14	3,500,000	3,500,523
0.230% 10/08/14	465,000	465,044
0.250% 01/16/15	7,595,000	7,598,660
0.250% 02/20/15	3,180,000	3,181,907
0.375% 03/13/15	1,795,000	1,797,382
0.520% 01/23/15	200,000	200,328
0.875% 12/12/14	8,035,000	8,051,759
1.250% 12/12/14	7,125,000	7,147,710
1.375% 09/12/14	1,425,000	1,425,538
2.700% 11/18/14	45,000	45,243
2.750% 12/12/14	6,605,000	6,653,403
2.750% 03/13/15	1,855,000	1,880,760
3.250% 09/12/14	1,180,000	1,181,110
3.500% 03/13/15	135,000	137,398
4.125% 03/13/15	190,000	193,991
4.375% 02/13/15	290,000	295,528
4.500% 11/14/14	140,000	141,238
4.500% 02/18/15	410,000	418,271
4.750% 11/14/14	105,000	105,976
4.750% 12/12/14	415,000	420,353
4.750% 02/13/15	370,000	377,673
5.250% 09/12/14	25,000	25,039
Federal Home Loan Mortgage Corp.
0.090% 02/02/15 (c)	1,667,000	1,666,358
0.100% 02/24/15 (c)	7,900,000	7,896,138
0.135% 10/16/15 (09/16/14) (a)(b)	13,875,000	13,874,981
0.140% 10/29/14 (c)	174,000	173,961
0.156% 12/05/14 (09/05/14) (a)(b)	1,000,000	1,000,042
0.305% 01/02/15	2,165,000	2,166,354
0.305% 02/23/15	2,490,000	2,492,267

See Accompanying Notes to Financial Statements.

3

BofA Government Plus Reserves

August 31, 2014

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.310% 01/09/15	465,000	465,336
0.320% 12/03/14	4,210,000	4,212,017
0.350% 12/05/14	6,335,000	6,338,826
0.350% 03/18/15	3,605,000	3,609,360
0.500% 09/19/14	1,950,000	1,950,365
0.625% 12/29/14	43,571,000	43,645,503
0.750% 09/22/14	8,115,000	8,118,085
0.750% 11/25/14	21,800,000	21,832,330
2.875% 02/09/15	21,878,000	22,141,474
4.500% 01/15/15	5,537,000	5,626,937
5.000% 10/27/14	1,945,000	1,959,456
5.000% 11/13/14	830,000	838,077
5.050% 01/26/15	560,000	571,087
5.150% 03/01/15	435,000	445,841
Federal National Mortgage Association
0.090% 12/01/14 (c)	8,820,000	8,817,993
0.125% 02/27/15 (09/27/14) (a)(b)	12,000,000	11,999,412
0.166% 01/20/15 (09/20/14) (a)(b)	4,872,000	4,872,918
0.185% 04/01/16 (10/01/14) (a)(b)	70,000	69,945
0.375% 03/16/15	15,635,000	15,655,940
0.410% 01/20/16 (09/02/14) (a)(b)	575,000	576,928
0.480% 11/21/14 (09/02/14) (a)(b)	10,395,000	10,403,840
0.625% 10/30/14	15,569,000	15,582,121
0.750% 12/19/14	20,117,000	20,154,751
1.150% 11/18/14	1,470,000	1,473,206
1.300% 11/17/14	1,242,000	1,245,114
1.500% 09/08/14	2,000,000	2,000,528
1.500% 12/16/14	205,000	205,828
1.570% 09/24/14	2,315,000	2,317,144
2.625% 11/20/14	12,068,000	12,134,052
3.000% 09/16/14	3,373,000	3,376,965
4.000% 02/19/15	835,000	849,925
4.625% 10/15/14	18,085,000	18,183,070
U.S. Government Agencies Total		631,797,785
Total Government & Agency Obligations (cost of $631,797,785)		631,797,785

Repurchase Agreements – 54.9%

	Par ($)	Value ($)
Repurchase agreement with
Credit Agricole CIB US, dated 08/29/14, due 09/02/14 at 0.050%, collateralized by a U.S. Treasury obligation maturing 04/15/15, market value $22,440,126 (repurchase proceeds $22,000,122)	22,000,000	22,000,000
Repurchase agreement with
Credit Suisse Securities USA LLC, dated 07/09/14, due 10/07/14 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/39, market value $10,200,011 (repurchase proceeds $10,002,750)	10,000,000	10,000,000
Repurchase agreement with
Credit Suisse Securities USA LLC, dated 07/30/14, due 10/28/14 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/35, market value $10,202,507 (repurchase proceeds $10,002,750)	10,000,000	10,000,000
Repurchase agreement with
Deutsche Bank Securities, dated 08/27/14, due 09/03/14 at 0.070% collateralized by a U.S. Government Agency obligation maturing 06/01/17, market value $51,001,058 (repurchase proceeds $50,000,681)	50,000,000	50,000,000
Repurchase agreement with
Deutsche Bank Securities, dated 08/29/14, due 09/02/14 at 0.060%, collateralized by a U.S. Treasury obligation maturing 08/15/20, market value $126,480,858 (repurchase proceeds $124,000,827)	124,000,000	124,000,000

See Accompanying Notes to Financial Statements.

4

BofA Government Plus Reserves

August 31, 2014

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
Goldman Sachs & Co., dated 08/29/14, due 09/02/14 at 0.040%, collateralized by U.S. Government Agency obligations with various maturities to 03/08/24, market value $107,054,680 (repurchase proceeds $104,954,466)	104,954,000	104,954,000
Repurchase agreement with
Goldman Sachs & Co., dated 08/29/14, due 09/02/14 at 0.050%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/44, market value $123,420,686 (repurchase proceeds $121,000,672)	121,000,000	121,000,000
Repurchase agreement with
Mitsubishi UFJ Securities USA, Inc., dated 08/29/14, due 09/02/14 at 0.050%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/44, market value $127,500,885 (repurchase proceeds $125,000,694)	125,000,000	125,000,000
Repurchase agreement with
RBC Capital Markets, dated 08/22/14, due 11/20/14 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/44, market value $10,200,312 (repurchase proceeds $10,002,500)	10,000,000	10,000,000
	Par ($)	Value ($)
Repurchase agreement with
RBC Capital Markets, dated 08/29/14, due 09/02/14 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 07/15/49, market value $198,901,326 (repurchase proceeds $195,001,300)	195,000,000	195,000,000
Total Repurchase Agreements (cost of $771,954,000)		771,954,000
Total Investments – 99.9% (cost of $1,403,751,785) (d)		1,403,751,785
Other Assets & Liabilities, Net – 0.1%		1,988,069
Net Assets – 100.0%		1,405,739,854

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Cost for federal income tax purposes is $1,403,751,785.

The following table summarizes the inputs used, as of August 31, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$631,797,785	$—	$631,797,785
Total Repurchase Agreements	—	771,954,000	—	771,954,000
Total Investments	$—	$1,403,751,785	$—	$1,403,751,785

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	45.0
Repurchase Agreements	54.9
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Government Plus Reserves
August 31, 2014

		($)
Assets	Investments, at amortized cost approximating value	631,797,785
	Repurchase agreements, at amortized cost approximating value	771,954,000
	Total investments, at value	1,403,751,785
	Cash	953,798
	Receivable for:
	Interest	1,157,478
	Expense reimbursement due from investment advisor	13,014
	Trustees' deferred compensation plan	24,333
	Prepaid expenses	6,536
	Total Assets	1,405,906,944
Liabilities	Payable for:
	Distributions	9,940
	Investment advisory fee	19,822
	Administration fee	7,816
	Pricing and bookkeeping fees	14,292
	Transfer agent fee	4,152
	Trustees' fees	3,107
	Audit fee	35,000
	Legal fee	21,326
	Custody fee	10,424
	Chief Compliance Officer expenses	1,599
	Trustees' deferred compensation plan	24,333
	Other liabilities	15,279
	Total Liabilities	167,090
	Net Assets	1,405,739,854
Net Assets Consist of	Paid-in capital	1,405,745,002
	Overdistributed net investment income	(7,486)
	Accumulated net realized gain	2,338
	Net Assets	1,405,739,854

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Government Plus Reserves
August 31, 2014

Adviser Class Shares	Net assets	$2,887,348
	Shares outstanding	2,887,313
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$1,318,949,889
	Shares outstanding	1,318,934,010
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$528,749
	Shares outstanding	528,742
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$1,510,040
	Shares outstanding	1,510,020
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$35,604,323
	Shares outstanding	35,603,833
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$465,710
	Shares outstanding	465,705
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$1,788,372
	Shares outstanding	1,788,348
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,141,092
	Shares outstanding	5,141,023
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$38,864,331
	Shares outstanding	38,863,845
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Government Plus Reserves
For the Year Ended August 31, 2014

		($)
Investment Income	Interest	1,014,408
Expenses	Investment advisory fee	1,899,063
	Administration fee	567,417
	Distribution fee:
	Daily Class Shares	1,558
	Investor Class Shares	286
	Investor II Class Shares	1,199
	Service fee:
	Adviser Class Shares	10,104
	Daily Class Shares	1,112
	Investor Class Shares	715
	Investor II Class Shares	2,997
	Liquidity Class Shares	12,850
	Shareholder administration fee:
	Institutional Class Shares	15,335
	Investor II Class Shares	1,199
	Trust Class Shares	49,110
	Transfer agent fee	27,171
	Pricing and bookkeeping fees	159,335
	Trustees' fees	32,133
	Custody fee	50,311
	Chief Compliance Officer expenses	9,191
	Other expenses	357,250
	Total Expenses	3,198,336
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(2,509,008)
	Fees waived by distributor:
	Adviser Class Shares	(10,106)
	Daily Class Shares	(2,670)
	Institutional Class Shares	(15,242)
	Investor Class Shares	(1,002)
	Investor II Class Shares	(5,392)
	Liquidity Class Shares	(12,840)
	Trust Class Shares	(49,014)
	Net Expenses	593,062
	Net Investment Income	421,346
	Net realized gain on investments	2,339
	Net Increase Resulting from Operations	423,685

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Government Plus Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2014 ($)	2013 ($)
Operations	Net investment income	421,346	114,910
	Net realized gain on investments	2,339	8,019
	Net increase resulting from operations	423,685	122,929
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(1,610)	(1,307)
	Capital Class Shares	(381,979)	(96,268)
	Daily Class Shares	(178)	(245)
	Institutional Capital Shares	(52)	(995)
	Institutional Class Shares	(15,311)	(2,881)
	Investor Class Shares	(114)	(79)
	Investor II Class Shares	(478)	(138)
	Liquidity Class Shares	(2,049)	(1,029)
	Trust Class Shares	(19,576)	(11,968)
	From net realized gains:
	Adviser Class Shares	(6)	—
	Capital Class Shares	(3,414)	—
	Daily Class Shares	(1)	—
	Institutional Capital Shares	— (a)	—
	Institutional Class Shares	(93)	—
	Investor Class Shares	(1)	—
	Investor II Class Shares	(3)	—
	Liquidity Class Shares	(15)	—
	Trust Class Shares	(120)	—
	Total distributions to shareholders	(425,000)	(114,910)
	Net Capital Stock Transactions	803,643,165	102,264,366
	Total increase in net assets	803,641,850	102,272,385
Net Assets	Beginning of period	602,098,004	499,825,619
	End of period	1,405,739,854	602,098,004
	Overdistributed net investment income at end of period	(7,486)	(7,485)

(a)  Rounds to less than $1.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	10,150,000	10,150,000	25,805,000	25,805,000
Distributions reinvested	1,598	1,598	1,289	1,289
Redemptions	(13,975,948)	(13,975,948)	(25,200,681)	(25,200,681)
Net increase (decrease)	(3,824,350)	(3,824,350)	605,608	605,608
Capital Class Shares
Subscriptions	5,376,677,668	5,376,677,668	2,684,794,990	2,684,794,991
Distributions reinvested	292,342	292,342	55,817	55,817
Redemptions	(4,561,771,395)	(4,561,771,395)	(2,520,040,114)	(2,520,040,114)
Net increase	815,198,615	815,198,615	164,810,693	164,810,694
Daily Class Shares
Subscriptions	10,016,603	10,016,603	5,597,480	5,597,480
Distributions reinvested	35	35	20	20
Redemptions	(9,688,549)	(9,688,549)	(17,424,877)	(17,424,877)
Net increase (decrease)	328,089	328,089	(11,827,377)	(11,827,377)
Institutional Capital Shares
Subscriptions	1,795,099	1,795,099	12,151,016	12,151,016
Distributions reinvested	13	13	3	3
Redemptions	(340,095)	(340,095)	(70,717,274)	(70,717,274)
Net increase (decrease)	1,455,017	1,455,017	(58,566,255)	(58,566,255)
Institutional Class Shares
Subscriptions	158,360,000	158,360,000	111,549,817	111,549,817
Distributions reinvested	15,404	15,404	2,879	2,879
Redemptions	(145,400,000)	(145,400,000)	(105,052,001)	(105,052,001)
Net increase	12,975,404	12,975,404	6,500,695	6,500,695
Investor Class Shares
Subscriptions	1,162,043	1,162,043	1,984,659	1,984,659
Distributions reinvested	45	45	20	20
Redemptions	(920,076)	(920,076)	(1,894,495)	(1,894,495)
Net increase	242,012	242,012	90,184	90,184
Investor II Class Shares
Subscriptions	5,347,319	5,347,319	1,657,310	1,657,310
Distributions reinvested	35	35	19	19
Redemptions	(4,913,455)	(4,913,455)	(769,892)	(769,892)
Net increase	433,899	433,899	887,437	887,437
Liquidity Class Shares
Subscriptions	—	—	1	1
Distributions reinvested	2,064	2,064	1,029	1,029
Redemptions	(1)	(1)	—	—
Net increase	2,063	2,063	1,030	1,030

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Trust Class Shares
Subscriptions	103,478,485	103,478,485	109,729,466	109,729,466
Distributions reinvested	508	508	365	365
Redemptions	(126,646,577)	(126,646,577)	(109,967,481)	(109,967,481)
Net decrease	(23,167,584)	(23,167,584)	(237,650)	(237,650)

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—		—
Net realized gain on investments	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—		—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—		—
From net realized gains	—	(c)	—		—		—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—		—
Increase from Contribution from Advisor	—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.04%		0.02%		0.01%		0.00	%(f)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.15	%(g)	0.16	%(g)	0.22	%(g)	0.22	%(g)
Waiver/Reimbursement	0.49%		0.45%		0.42%		0.34%		0.31%
Net investment income	0.04%		0.02	%(g)	0.01	%(g)	—	(g)	—	(g)
Net assets, end of period (000s)	$2,887		$6,712		$6,106		$6,956		$83,849

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
From net realized gains	—	(d)	—		—		—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Increase from Contribution from Advisor	—		—		—		—	(d)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.04%		0.02%		0.01%		0.01	%(g)	0.03%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.14	%(h)	0.16	%(h)	0.17	%(h)	0.19	%(h)
Waiver/Reimbursement	0.24%		0.20%		0.17%		0.14%		0.09%
Net investment income	0.04%		0.02	%(h)	0.01	%(h)	0.01	%(h)	0.03	%(h)
Net assets, end of period (000s)	$1,318,950		$503,751		$338,932		$492,086		$534,988

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(c)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)
Net realized gain on investments	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.04%		0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.05	%(f)	0.18	%(g)	0.16	%(g)(h)
Waiver/Reimbursement	0.84%		0.76%		0.77	%(h)
Net investment income	0.04%		0.02	%(g)	0.02	%(g)(h)
Net assets, end of period (000s)	$529		$201		$12,028

(a)  Daily Class Shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2014		2013		2012 (a)		2011		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
From net realized gains	—	(d)	—		—		—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Increase from Contribution from Advisor	—		—		—		—	(d)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.04%		0.03%		0.01%		0.01	%(g)	0.03%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.19	%(h)(i)	0.16	%(i)	0.18	%(i)	0.19	%(i)
Waiver/Reimbursement	0.24%		0.15%		0.17%		0.13%		0.09%
Net investment income	0.04%		0.02	%(i)	0.01	%(i)	0.02	%(i)	0.02	%(i)
Net assets, end of period (000s)	$1,510		$55		$58,622		$50,336		$78,011

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Net realized gain on investments	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
From net realized gains	—	(c)	—		—		—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Increase from Contribution from Advisor	—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.04%		0.02%		0.01%		0.00	%(f)(g)	0.01%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.15	%(h)	0.16	%(h)	0.18	%(h)	0.21	%(h)
Waiver/Reimbursement	0.28%		0.23%		0.21%		0.17%		0.11%
Net investment income	0.04%		0.02	%(h)	—	%(g)(h)	—	%(g)(h)	0.01	%(h)
Net assets, end of period (000s)	$35,604		$22,629		$16,128		$75,270		$53,599

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)
Net realized gain on investments	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.04%		0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.13	%(f)(g)	0.16	%(g)(h)
Waiver/Reimbursement	0.59%		0.57%		0.51	%(h)
Net investment income	0.04%		0.02	%(g)	0.01	%(g)(h)
Net assets, end of period (000s)	$466		$224		$134

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)
Net realized gain on investments	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.04%		0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.14	%(f)	0.16	%(f)(g)
Waiver/Reimbursement	0.69%		0.66%		0.62	%(g)
Net investment income	0.04%		0.02	%(f)	0.01	%(f)(g)
Net assets, end of period (000s)	$1,788		$1,354		$467

(a)  Investor II Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Government Plus Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—		—	(c)
Net realized gain on investments	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—		—	(c)
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—		—	(c)
From net realized gains	—	(c)	—		—		—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—		—	(c)
Increase from Contribution from Advisor	—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.04%		0.02%		0.01%		0.00	%(f)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.15	%(g)	0.16	%(g)	0.19	%(g)	0.22	%(g)
Waiver/Reimbursement	0.49%		0.45%		0.42%		0.37%		0.31%
Net investment income	0.04%		0.02	%(g)	0.01	%(g)	—	(g)	—	%(g)(h)
Net assets, end of period (000s)	$5,141		$5,139		$5,138		$5,138		$5,136

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—		—	(c)
Net realized gain on investments	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—		—	(c)
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—		—	(c)
From net realized gains	—	(c)	—		—		—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—		—	(c)
Increase from Contribution from Advisor	—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.04%		0.02%		0.01%		0.00	%(f)	0.00	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.15	%(h)	0.16	%(h)	0.19	%(h)	0.21	%(h)
Waiver/Reimbursement	0.34%		0.29%		0.27%		0.22%		0.17%
Net investment income	0.04%		0.02	%(h)	0.01	%(h)	—	(h)	—	%(g)(h)
Net assets, end of period (000s)	$38,864		$62,033		$62,270		$82,047		$108,968

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – BofA Government Plus Reserves
August 31, 2014

Note 1. Organization

BofA Government Plus Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares. On October 3, 2011, the Daily Class shares, Investor Class shares and Investor II Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.

21

BofA Government Plus Reserves, August 31, 2014

Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

In December 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update ("ASU") No. 2011-11: Disclosures about Offsetting Assets and Liabilities ("netting") on the Statement of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund's financial statements to evaluate the effect or potential effect of netting arrangements on the Fund's financial position.

A Master Repurchase Agreement ("MRA") governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund's interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At August 31, 2014, the Fund's investments in repurchase agreements were subject to enforeceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements
Total Gross amount presented in Statement of Assets and Liabilities	$771,954,000
Non-cash Collateral offsetting (1)	$(771,954,000)
Net Amount (2)	$—

(1)  At August 31, 2014, the value of the collateral exceeded the value of the related repurchase agreements.

(2)  Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the

22

BofA Government Plus Reserves, August 31, 2014

nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 were as follows:

	August 31,
Distributions paid from	2014	2013
Ordinary Income*	$425,000	$114,910

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$4,791	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit

23

BofA Government Plus Reserves, August 31, 2014

to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

As of January 1, 2013, the Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

Prior to January 1, 2013, the Advisor had contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average daily net assets.

For the year ended August 31, 2014, the Fund's effective advisory fee rate, net of fee waivers, was 0.17% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.067%
Over $125 billion	0.020%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2014, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.02% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

24

BofA Government Plus Reserves, August 31, 2014

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BAC, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Fund and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

25

BofA Government Plus Reserves, August 31, 2014

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2017	2016	2015	recovery	ended 08/31/2014
$991,036	$547,381	$—	$1,538,417	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund.

The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is

26

BofA Government Plus Reserves, August 31, 2014

also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2014, the Fund did not borrow under this arrangement.

Note 6. Capital Contribution

On November 29, 2010 an affiliate of the Advisor made a voluntary capital contribution to the Fund of $325,079.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 9. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Retail prime, retail municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.
27

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Government Plus Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Government Plus Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2014

28

Federal Income Tax Information (Unaudited) – BofA Government Plus Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

29

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present; Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

30

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2014)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

31

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

32

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Plus Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Plus Reserves

Annual Report, August 31, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR/GOVP-1014

BofA Funds

Annual Report

August 31, 2014

•  BofA Government Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	27
Federal Income Tax Information	28
Fund Governance	29
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

03/01/14 – 08/31/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Government Reserves

August 31, 2014

Government & Agency Obligations – 95.7%

	Par ($)	Value ($)
U.S. Government Agencies – 84.0%
Federal Farm Credit Bank
0.050% 09/11/14 (a)	100,000,000	99,998,611
0.050% 09/15/14 (a)	75,000,000	74,998,542
0.050% 09/19/14 (a)	125,000,000	124,996,875
0.050% 09/24/14 (a)	100,000,000	99,996,806
0.050% 10/01/14 (a)	25,000,000	24,998,958
0.050% 10/02/14 (a)	15,000,000	14,999,354
0.050% 10/03/14 (a)	125,000,000	124,994,444
0.050% 10/07/14 (a)	25,000,000	24,998,750
0.050% 10/09/14 (a)	30,000,000	29,998,417
0.050% 10/10/14 (a)	59,000,000	58,996,804
0.060% 09/26/14 (a)	100,000,000	99,995,833
0.060% 09/29/14 (a)	40,000,000	39,998,133
0.060% 10/06/14 (a)	25,000,000	24,998,542
0.060% 10/07/14 (a)	10,000,000	9,999,400
0.080% 10/03/14 (a)	25,000,000	24,998,222
0.100% 01/20/15 (a)	21,105,000	21,096,734
0.100% 01/28/15 (a)	10,000,000	9,995,861
0.100% 02/04/15 (a)	20,000,000	19,991,333
0.100% 05/18/15 (09/02/14) (b)(c)	25,320,000	25,313,590
0.110% 03/18/15 (a)	13,495,000	13,486,836
0.116% 04/20/15 (09/20/14) (b)(c)	38,650,000	38,648,872
0.120% 10/17/14 (a)	66,655,000	66,644,780
0.125% 10/27/14 (09/27/14) (b)(c)	8,075,000	8,075,397
0.127% 10/09/14 (09/09/14) (b)(c)	735,000	735,005
0.130% 10/03/14 (a)	10,000,000	9,998,844
0.135% 11/26/14 (09/26/14) (b)(c)	745,000	745,050
0.135% 12/24/14 (a)	19,245,000	19,236,773
0.140% 09/01/15 (10/01/14) (b)(c)	88,830,000	88,839,374
0.140% 11/17/14 (a)	14,000,000	13,995,808
0.150% 03/17/15	12,112,000	12,113,856
0.155% 10/01/15 (10/01/14) (b)(c)	2,175,000	2,175,254
0.155% 03/26/15 (09/26/14) (b)(c)	5,450,000	5,450,935
0.156% 03/20/15 (09/20/14) (b)(c)	3,105,000	3,105,528
0.156% 11/19/15 (09/19/14) (b)(c)	5,575,000	5,575,105
0.156% 08/03/15 (09/03/14) (b)(c)	4,290,000	4,290,814
0.156% 09/14/15 (09/14/14) (b)(c)	7,412,000	7,413,693
	Par ($)	Value ($)
0.157% 07/06/15 (09/06/14) (b)(c)	200,000	200,052
0.159% 10/08/15 (09/08/14) (b)(c)	1,392,000	1,391,920
0.160% 10/01/14	9,795,000	9,795,599
0.160% 01/16/15	300,000	300,042
0.164% 03/26/15 (09/26/14) (b)(c)	425,000	424,920
0.165% 10/24/14 (09/24/14) (b)(c)	370,000	370,028
0.165% 02/27/15 (09/27/14) (b)(c)	4,460,000	4,460,631
0.166% 01/19/16 (09/19/14) (b)(c)	7,905,000	7,907,469
0.170% 12/24/14	15,050,000	15,051,348
0.170% 04/27/15 (09/27/14) (b)(c)	29,760,000	29,768,391
0.175% 04/23/15 (09/23/14) (b)(c)	22,073,000	22,079,388
0.175% 06/22/15 (09/22/14) (b)(c)	22,275,000	22,281,773
0.180% 09/03/14	5,000,000	5,000,026
0.180% 03/12/15	3,750,000	3,750,956
0.180% 09/22/15 (09/22/14) (b)(c)	7,780,000	7,783,475
0.181% 03/20/15 (09/20/14) (b)(c)	1,580,000	1,580,432
0.185% 06/26/15 (09/26/14) (b)(c)	24,590,000	24,601,234
0.185% 07/27/15 (09/27/14) (b)(c)	4,000,000	4,001,464
0.185% 09/18/15 (09/18/14) (b)(c)	23,500,000	23,514,926
0.185% 10/26/15 (09/26/14) (b)(c)	3,250,000	3,251,560
0.186% 02/13/15 (09/13/14) (b)(c)	3,385,000	3,385,919
0.186% 07/20/15 (09/20/14) (b)(c)	40,355,000	40,372,038
0.187% 09/29/14 (09/29/14) (a)(b)(c)	12,935,000	12,935,911
0.187% 04/06/15 (09/06/14) (b)(c)	5,220,000	5,222,034
0.187% 06/02/16 (10/02/14) (b)(c)	8,030,000	8,035,049
0.190% 10/16/14	2,735,000	2,735,226
0.190% 11/19/14	5,100,000	5,100,999
0.195% 07/24/15 (09/24/14) (b)(c)	10,000,000	10,005,476
0.195% 08/17/15 (09/17/14) (b)(c)	8,101,000	8,105,286

See Accompanying Notes to Financial Statements.

2

BofA Government Reserves

August 31, 2014

Government & Agency Obligations (continued)

	Par ($)	Value ($)
0.200% 10/15/14	1,380,000	1,380,082
0.200% 12/24/14	1,920,000	1,920,619
0.200% 01/13/16 (09/02/14) (b)(c)	47,745,000	47,741,702
0.205% 10/26/15 (09/26/14) (b)(c)	8,190,000	8,196,240
0.205% 02/24/16 (09/24/14) (b)(c)	2,703,000	2,705,280
0.210% 10/22/15 (09/02/14) (b)(c)	5,900,000	5,901,022
0.210% 01/04/16 (09/02/14) (b)(c)	805,000	804,946
0.220% 03/04/15 (09/02/14) (b)(c)	32,601,000	32,599,332
0.226% 04/20/16 (09/20/14) (b)(c)	1,040,000	1,041,211
0.230% 03/04/15 (09/02/14) (b)(c)	8,950,000	8,953,444
0.230% 04/01/15 (09/02/14) (b)(c)	5,200,000	5,200,000
0.230% 05/05/15 (09/02/14) (b)(c)	2,330,000	2,330,957
0.240% 03/24/15 (09/02/14) (b)(c)	300,000	300,128
0.250% 10/16/14	9,000,000	9,001,728
0.250% 10/20/14 (09/02/14) (b)(c)	23,881,000	23,881,000
0.250% 10/22/14	1,370,000	1,370,324
0.250% 11/14/14	1,456,000	1,456,464
0.250% 11/26/14	1,000,000	1,000,346
0.250% 11/28/14	5,221,000	5,222,939
0.250% 12/24/14	7,100,000	7,103,273
0.250% 01/07/15	3,320,000	3,321,636
0.250% 01/26/15 (09/02/14) (b)(c)	10,000,000	10,003,463
0.250% 01/30/15	9,600,000	9,605,822
0.250% 02/01/16 (09/02/14) (b)(c)	3,700,000	3,699,470
0.260% 10/23/14	9,340,000	9,342,326
0.270% 10/02/14	10,000,000	10,001,531
0.270% 11/19/14	3,015,000	3,016,102
0.270% 02/24/15	18,970,000	18,984,314
0.280% 10/14/14 (09/02/14) (b)(c)	3,185,000	3,185,494
0.290% 08/03/15 (09/02/14) (b)(c)	2,405,000	2,408,136
0.300% 02/25/15	3,820,000	3,823,438
0.300% 02/27/15	2,000,000	2,001,824
0.350% 05/01/15 (09/02/14) (b)(c)	16,075,000	16,089,602
0.450% 02/17/15	1,050,000	1,051,579
	Par ($)	Value ($)
0.500% 03/09/15	5,800,000	5,811,484
0.550% 10/02/14	590,000	590,213
1.200% 12/01/14	650,000	651,751
1.625% 11/19/14	77,652,000	77,905,143
2.050% 02/18/15	585,000	590,211
2.800% 11/05/14	1,360,000	1,366,481
3.000% 09/22/14	40,336,000	40,402,799
3.450% 02/05/15	310,000	314,383
3.850% 02/11/15	2,145,000	2,180,439
4.300% 12/15/14	1,000,000	1,012,029
4.375% 02/17/15	6,915,000	7,050,329
4.450% 09/15/14	250,000	250,411
4.480% 11/20/14	1,800,000	1,817,118
4.500% 01/22/15	1,080,000	1,098,470
4.550% 02/03/15	4,500,000	4,584,092
5.000% 11/03/14	1,000,000	1,008,379
Federal Home Loan Bank
0.040% 09/04/14 (a)	16,870,000	16,869,944
0.040% 09/05/14 (a)	20,455,000	20,454,909
0.050% 09/22/14 (a)	24,450,000	24,449,287
0.055% 09/12/14 (a)	40,625,000	40,624,317
0.056% 09/05/14 (a)	12,955,000	12,954,919
0.060% 09/10/14 (a)	81,250,000	81,248,781
0.062% 09/03/14 (a)	15,785,000	15,784,946
0.063% 09/17/14 (a)	30,640,000	30,639,142
0.064% 10/24/14 (a)	43,000,000	42,995,948
0.065% 09/05/14 (a)	9,270,000	9,269,933
0.065% 09/24/14 (a)	13,645,000	13,644,433
0.068% 10/15/14 (a)	8,440,000	8,439,299
0.070% 09/10/14 (a)	20,395,000	20,394,643
0.070% 09/17/14 (a)	45,165,000	45,163,595
0.070% 09/24/14 (a)	60,635,000	60,632,288
0.070% 09/26/14 (a)	14,090,000	14,089,315
0.070% 10/08/14 (a)	26,630,000	26,628,084
0.070% 11/20/14	26,330,000	26,328,388
0.075% 09/17/14 (a)	26,825,000	26,824,106
0.075% 11/07/14 (a)	40,465,000	40,459,352
0.075% 11/19/14 (a)	25,851,000	25,846,745
0.077% 10/08/14 (a)	39,745,000	39,741,855
0.080% 09/17/14 (a)	27,930,000	27,929,007
0.080% 11/05/14 (a)	54,520,000	54,512,125
0.080% 11/07/14 (a)	20,370,000	20,366,967
0.080% 12/11/14	49,160,000	49,157,359
0.083% 11/12/14 (a)	31,690,000	31,684,739
0.085% 10/10/14 (a)	1,630,000	1,629,850
0.090% 11/12/14 (a)	8,365,000	8,363,494
0.090% 12/16/14	16,825,000	16,824,429
0.090% 01/15/15	85,245,000	85,237,989
0.090% 01/16/15	19,020,000	19,018,502
0.090% 01/20/15	2,005,000	2,004,829

See Accompanying Notes to Financial Statements.

3

BofA Government Reserves

August 31, 2014

Government & Agency Obligations (continued)

	Par ($)	Value ($)
0.090% 01/23/15	53,215,000	53,212,505
0.090% 01/28/15 (a)	3,721,000	3,719,614
0.090% 02/04/15 (a)	3,550,000	3,548,615
0.090% 02/19/15	47,370,000	47,364,281
0.090% 02/23/15	16,085,000	16,083,311
0.090% 02/27/15	54,220,000	54,213,173
0.093% 10/22/14 (a)	40,640,000	40,634,646
0.093% 02/25/15 (a)	40,870,000	40,851,312
0.095% 02/25/15 (a)	3,500,000	3,498,365
0.096% 11/21/14 (09/21/14) (b)(c)	28,165,000	28,165,415
0.097% 02/27/15 (a)	32,697,000	32,681,230
0.098% 02/27/15 (a)	59,670,000	59,640,924
0.100% 12/29/14	3,460,000	3,459,972
0.100% 01/23/15	19,190,000	19,188,685
0.100% 01/28/15 (a)	845,000	844,650
0.100% 02/18/15 (a)	1,700,000	1,699,197
0.100% 02/19/15	36,130,000	36,126,880
0.100% 02/20/15 (a)	2,960,000	2,958,586
0.100% 02/20/15	32,060,000	32,057,679
0.100% 02/24/15 (a)	16,015,000	16,007,170
0.110% 01/07/15	17,575,000	17,573,958
0.110% 01/09/15	895,000	894,977
0.120% 10/27/14	44,755,000	44,754,005
0.120% 01/08/15	1,665,000	1,665,046
0.125% 09/03/14	38,065,000	38,065,087
0.125% 09/16/14	7,315,000	7,315,022
0.125% 09/23/14	3,530,000	3,530,070
0.125% 10/02/14	23,420,000	23,419,877
0.125% 10/21/14	935,000	935,043
0.125% 11/04/14	34,150,000	34,150,429
0.125% 11/12/14	6,680,000	6,680,278
0.125% 11/18/14	24,095,000	24,096,307
0.125% 11/20/14	7,060,000	7,060,354
0.125% 11/26/14	6,880,000	6,880,699
0.125% 12/16/14	11,775,000	11,775,785
0.125% 12/30/14	820,000	820,064
0.125% 01/06/15	825,000	824,963
0.125% 01/13/15	800,000	800,067
0.125% 01/23/15	1,085,000	1,084,884
0.130% 10/30/14	50,960,000	50,959,417
0.130% 11/03/14	14,940,000	14,939,698
0.140% 10/16/14	1,785,000	1,785,009
0.140% 10/17/14	64,310,000	64,310,360
0.140% 02/18/15	14,425,000	14,426,659
0.140% 02/18/15	42,635,000	42,638,551
0.140% 03/02/15	9,720,000	9,720,903
0.150% 03/12/15	1,140,000	1,140,173
0.160% 10/10/14	14,725,000	14,726,125
0.160% 11/21/14	6,335,000	6,335,836
0.160% 03/12/15	1,100,000	1,100,222
	Par ($)	Value ($)
0.170% 09/03/14	920,000	920,005
0.170% 09/11/14	45,670,000	45,671,212
0.170% 09/11/14	6,525,000	6,525,130
0.170% 01/13/15	13,940,000	13,939,362
0.170% 01/15/15	10,880,000	10,880,817
0.180% 01/09/15	1,055,000	1,055,253
0.190% 12/11/14	565,000	565,137
0.190% 01/06/15	20,430,000	20,436,526
0.200% 12/18/14	1,635,000	1,635,578
0.210% 09/12/14	2,035,000	2,035,077
0.220% 09/22/14	16,385,000	16,386,374
0.220% 10/24/14	40,640,000	40,647,191
0.220% 11/03/14	3,290,000	3,290,684
0.220% 02/02/15	5,000,000	5,002,020
0.230% 10/08/14	2,975,000	2,975,282
0.240% 09/25/14	7,790,000	7,790,792
0.240% 09/26/14	1,380,000	1,380,146
0.250% 01/16/15	52,595,000	52,621,852
0.250% 02/20/15	13,505,000	13,513,178
0.375% 03/13/15	6,770,000	6,778,923
0.400% 09/30/14	2,580,000	2,580,619
0.520% 01/23/15	985,000	986,617
0.875% 12/12/14	18,435,000	18,474,375
1.000% 09/22/14	3,215,000	3,216,642
1.250% 12/12/14	31,485,000	31,586,028
1.375% 09/12/14	15,280,000	15,285,766
1.400% 09/29/14	1,620,000	1,621,611
1.500% 11/28/14	1,500,000	1,505,005
2.700% 11/18/14	300,000	301,623
2.750% 12/12/14	27,025,000	27,223,461
2.750% 03/13/15	24,185,000	24,520,330
3.250% 09/12/14	21,600,000	21,620,048
3.500% 03/13/15	2,005,000	2,040,743
4.375% 02/13/15	1,240,000	1,263,637
4.500% 11/14/14	615,000	620,440
4.500% 02/18/15	15,180,000	15,487,003
4.750% 11/14/14	1,085,000	1,095,069
4.750% 12/12/14	1,430,000	1,448,463
4.750% 02/13/15	1,545,000	1,577,041
5.250% 09/12/14	3,265,000	3,269,954
Tennessee Valley Authority
0.040% 09/11/14 (a)	25,000,000	24,999,722
0.045% 09/04/14 (a)	16,793,000	16,792,937
0.048% 09/18/14 (a)	81,500,000	81,498,153
0.050% 09/04/14 (a)	85,340,000	85,339,644
0.050% 09/18/14 (a)	40,820,000	40,819,036
0.055% 09/18/14 (a)	163,645,000	163,640,750
0.059% 09/03/14 (a)	585,000	584,998
U.S. Government Agencies Total		4,704,620,062

See Accompanying Notes to Financial Statements.

4

BofA Government Reserves

August 31, 2014

Government & Agency Obligations (continued)

	Par ($)	Value ($)
U.S. Government Obligations – 11.7%
U.S. Treasury Bill
0.021% 09/04/14 (d)	40,910,000	40,909,930
0.025% 09/04/14 (d)	82,615,000	82,614,828
0.026% 09/04/14 (d)	19,384,000	19,383,958
0.035% 09/11/14 (d)	134,000,000	133,998,697
0.040% 09/11/14 (d)	81,250,000	81,249,097
U.S. Treasury Note
0.250% 09/15/14	237,374,000	237,392,310
0.250% 09/30/14	36,980,000	36,985,834
0.500% 10/15/14	20,200,000	20,209,308
U.S. Government Obligations Total		652,743,962
Total Government & Agency Obligations (cost of $5,357,364,024)		5,357,364,024
Total Investments – 95.7% (cost of $5,357,364,024) (e)		5,357,364,024
Other Assets & Liabilities, Net – 4.3%		243,237,218
Net Assets – 100.0%		5,600,601,242

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2014.

(c)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $5,357,364,024.

The following table summarizes the inputs used, as of August 31, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$5,357,364,024	$—	$5,357,364,024
Total Investments	$—	$5,357,364,024	$—	$5,357,364,024

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
U.S. Government Agencies	84.0
U.S. Government Obligations	11.7
95.7
Other Assets & Liabilities, Net	4.3
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Government Reserves
August 31, 2014

		($)
Assets	Investments, at amortized cost approximating value	5,357,364,024
	Cash	656
	Receivable for:
	Investments sold	239,706,000
	Interest	3,939,931
	Expense reimbursement due from investment advisor	17,907
	Trustees' deferred compensation plan	16,770
	Prepaid expenses	62,509
	Total Assets	5,601,107,797
Liabilities	Payable for:
	Fund shares repurchased	12,500
	Distributions	27,996
	Investment advisory fee	126,504
	Administration fee	176,240
	Pricing and bookkeeping fees	15,986
	Transfer agent fee	15,561
	Trustees' fees	5,241
	Audit fee	48,000
	Custody fee	17,722
	Chief Compliance Officer expenses	2,720
	Trustees' deferred compensation plan	16,770
	Other liabilities	41,315
	Total Liabilities	506,555
	Net Assets	5,600,601,242
Net Assets Consist of	Paid-in capital	5,600,629,238
	Overdistributed net investment income	(27,996)
	Net Assets	5,600,601,242

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Government Reserves
August 31, 2014

Adviser Class Shares	Net assets	$460,390,358
	Shares outstanding	460,442,030
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$2,909,384,766
	Shares outstanding	2,909,661,569
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$213,916,627
	Shares outstanding	213,937,153
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$17,219,468
	Shares outstanding	17,221,114
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$92,636,599
	Shares outstanding	92,645,833
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$1,655,631
	Shares outstanding	1,655,752
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$1,814,132
	Shares outstanding	1,814,306
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$170,398,752
	Shares outstanding	170,415,061
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,733,184,909
	Shares outstanding	1,733,351,587
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Government Reserves
For the Year Ended August 31, 2014

		($)
Investment Income	Interest	5,167,653
Expenses	Investment advisory fee	8,954,328
	Administration fee	5,829,552
	Distribution fee:
	Daily Class Shares	629,705
	Investor Class Shares	3,358
	Investor II Class Shares	1,576
	Service fee:
	Adviser Class Shares	1,122,289
	Daily Class Shares	449,789
	Investor Class Shares	8,395
	Investor II Class Shares	3,940
	Liquidity Class Shares	288,998
	Shareholder administration fee:
	Institutional Class Shares	29,254
	Investor II Class Shares	1,575
	Trust Class Shares	1,899,322
	Transfer agent fee	117,822
	Pricing and bookkeeping fees	164,110
	Trustees' fees	58,473
	Custody fee	96,259
	Chief Compliance Officer expenses	17,106
	Other expenses	602,964
	Total Expenses	20,278,815
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(11,269,469)
	Fees waived by distributor:
	Adviser Class Shares	(1,122,553)
	Daily Class Shares	(1,079,509)
	Institutional Class Shares	(29,274)
	Investor Class Shares	(11,754)
	Investor II Class Shares	(7,089)
	Liquidity Class Shares	(289,117)
	Trust Class Shares	(1,899,418)
	Net Expenses	4,570,632
	Net Investment Income	597,021
	Net realized gain on investments	44,310
	Net Increase Resulting from Operations	641,331

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Government Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2014 ($)	2013 ($)
Operations	Net investment income	597,021	629,797
	Net realized gain on investments	44,310	12,315
	Net increase resulting from operations	641,331	642,112
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(46,548)	(38,098)
	Capital Class Shares	(305,405)	(375,892)
	Daily Class Shares	(18,723)	(8,911)
	Institutional Capital Shares	(28,498)	(618)
	Institutional Class Shares	(7,697)	(14,170)
	Investor Class	(351)	(498)
	Investor II Class Shares	(163)	(192)
	Liquidity Class Shares	(12,092)	(12,665)
	Trust Class Shares	(197,260)	(178,754)
	Total distributions to shareholders	(616,737)	(629,798)
	Net Capital Stock Transactions	(516,236,938)	(425,917,609)
	Total decrease in net assets	(516,212,344)	(425,905,295)
Net Assets	Beginning of period	6,116,813,586	6,542,718,881
	End of period	5,600,601,242	6,116,813,586
	Overdistributed net investment income at end of period	(27,996)	(15,306)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	2,918,361,932	2,918,361,932	2,490,803,185	2,490,803,185
Distributions reinvested	3,728	3,728	3,497	3,497
Redemptions	(2,875,533,504)	(2,875,533,504)	(2,394,280,869)	(2,394,280,869)
Net increase	42,832,156	42,832,156	96,525,813	96,525,813
Capital Class Shares
Subscriptions	9,680,252,071	9,680,252,071	12,322,900,962	12,322,900,962
Distributions reinvested	189,010	189,010	232,724	232,724
Redemptions	(10,416,922,734)	(10,416,922,734)	(12,461,611,325)	(12,461,611,325)
Net decrease	(736,481,653)	(736,481,653)	(138,477,639)	(138,477,639)
Daily Class Shares
Subscriptions	423,633,023	423,633,023	433,161,072	433,161,072
Distributions reinvested	2	2	1	1
Redemptions	(272,426,198)	(272,426,198)	(445,613,674)	(445,613,674)
Net increase (decrease)	151,206,827	151,206,827	(12,452,601)	(12,452,601)
Institutional Capital Shares
Subscriptions	1,050,813,998	1,050,813,998	7,677,365	7,677,365
Distributions reinvested	23,673	23,673	—	—
Redemptions	(1,033,685,072)	(1,033,685,072)	(83,095,814)	(83,095,814)
Net increase (decrease)	17,152,599	17,152,599	(75,418,449)	(75,418,449)
Institutional Class Shares
Subscriptions	426,395,943	426,395,943	582,426,158	582,426,158
Distributions reinvested	7,480	7,480	12,849	12,849
Redemptions	(379,742,760)	(379,742,760)	(750,035,736)	(750,035,736)
Net increase (decrease)	46,660,663	46,660,663	(167,596,729)	(167,596,729)
Investor Class Shares
Subscriptions	26,061,787	26,061,787	31,954,490	31,954,490
Distributions reinvested	26	26	—	—
Redemptions	(28,616,292)	(28,616,292)	(32,301,624)	(32,301,624)
Net decrease	(2,554,479)	(2,554,479)	(347,134)	(347,134)
Investor II Class Shares
Subscriptions	1,695,742	1,695,742	3,681,405	3,681,405
Distributions reinvested	109	109	111	111
Redemptions	(1,287,893)	(1,287,893)	(4,004,554)	(4,004,554)
Net increase (decrease)	407,958	407,958	(323,038)	(323,038)
Liquidity Class Shares
Subscriptions	833,068,409	833,068,409	790,052,449	790,052,449
Distributions reinvested	12,071	12,071	12,656	12,656
Redemptions	(802,266,319)	(802,266,319)	(793,145,931)	(793,145,931)
Net increase (decrease)	30,814,161	30,814,161	(3,080,826)	(3,080,826)
Trust Class Shares
Subscriptions	3,561,602,601	3,561,602,601	4,514,627,532	4,514,627,532
Distributions reinvested	336	336	523	523
Redemptions	(3,627,878,107)	(3,627,878,107)	(4,639,375,061)	(4,639,375,061)
Net decrease	(66,275,170)	(66,275,170)	(124,747,006)	(124,747,006)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.01%		0.00	%(h)	0.00	%(h)	0.00	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.08%		0.11	%(i)	0.11	%(i)	0.16	%(i)	0.16	%(i)
Waiver/Reimbursement	0.44%		0.41%		0.41%		0.35%		0.35%
Net investment income	0.01%		0.01	%(i)	—	%(h)(i)	—	%(h)(i)	—	(i)
Net assets, end of period (000s)	$460,390		$417,569		$321,056		$393,326		$696,992

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Net realized gain on investments	—	(e)	—	(e)	—		—		—
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.01%		0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.08%		0.11	%(j)	0.11	%(j)	0.15	%(j)	0.16	%(j)
Waiver/Reimbursement	0.19%		0.16%		0.16%		0.11%		0.10%
Net investment income	0.01%		0.01	%(j)	—	%(i)(j)	—	%(i)(j)	—	%(i)(j)
Net assets, end of period (000s)	$2,909,385		$3,645,814		$3,784,266		$3,502,524		$5,188,621

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.01%		0.00	%(h)	0.00	%(h)	0.00	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.08%		0.11	%(i)	0.11	%(i)	0.16	%(i)	0.16	%(i)
Waiver/Reimbursement	0.79%		0.75%		0.76%		0.70%		0.70%
Net investment income	0.01%		0.01	%(i)	—	%(h)(i)	—	%(h)(i)	—	(i)
Net assets, end of period (000s)	$213,917		$62,724		$75,176		$106,178		$469,892

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Net realized gain on investments	—	(e)	—	(e)	—		—		—
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.01%		0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.08%		0.14	%(j)(k)	0.11	%(j)	0.16	%(j)	0.16	%(j)
Waiver/Reimbursement	0.19%		0.13%		0.15%		0.10%		0.10%
Net investment income	0.01%		0.01	%(j)	0.01	%(j)	—	%(i)(j)	—	%(i)(j)
Net assets, end of period (000s)	$17,219		$69		$75,480		$36,981		$97,318

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.01%		0.00	%(h)	0.00	%(h)	0.00	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.08%		0.11	%(i)	0.11	%(i)	0.16	%(i)	0.16	%(i)
Waiver/Reimbursement	0.23%		0.19%		0.20%		0.14%		0.14%
Net investment income	0.01%		0.01	%(i)	—	%(h)(i)	—	%(h)(i)	—	(i)
Net assets, end of period (000s)	$92,637		$45,979		$213,568		$527,276		$1,096,358

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.01%		0.00	%(h)	0.00	%(h)	0.00	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.08%		0.11	%(i)	0.11	%(i)	0.16	%(i)	0.16	%(i)
Waiver/Reimbursement	0.54%		0.51%		0.51%		0.45%		0.45%
Net investment income	0.01%		0.01	%(i)	—	%(h)(i)	—	%(h)(i)	—	(i)
Net assets, end of period (000s)	$1,656		$4,210		$4,557		$7,866		$17,681

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—
Net realized gain on investments	—	(e)	—	(e)	—		—		—
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(e)	—
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.01%		0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.08%		0.11	%(j)	0.11	%(j)	0.15	%(j)	0.16	%(j)
Waiver/Reimbursement	0.64%		0.61%		0.61%		0.56%		0.55%
Net investment income	0.01%		0.01	%(j)	—	%(i)(j)	—	%(i)(j)	—	(j)
Net assets, end of period (000s)	$1,814		$1,406		$1,729		$1,432		$1,943

(a)  After the close of business on September 30, 2011, Class A Shares were renamed Investor II Class Shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.01%		0.00	%(h)	0.00	%(h)	0.00	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.08%		0.11	%(i)	0.11	%(i)	0.15	%(i)	0.16	%(i)
Waiver/Reimbursement	0.44%		0.41%		0.41%		0.36%		0.35%
Net investment income	0.01%		0.01	%(i)	—	%(h)(i)	—	%(h)(i)	—	(i)
Net assets, end of period (000s)	$170,399		$139,587		$142,671		$156,846		$275,844

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.01%		0.00	%(h)	0.00	%(h)	0.00	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.08%		0.11	%(i)	0.11	%(i)	0.15	%(i)	0.16	%(i)
Waiver/Reimbursement	0.29%		0.26%		0.26%		0.21%		0.20%
Net investment income	0.01%		0.01	%(i)	—	%(h)(i)	—	%(h)(i)	—	(i)
Net assets, end of period (000s)	$1,733,185		$1,799,454		$1,924,215		$1,809,236		$1,575,967

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Government Reserves
August 31, 2014

Note 1. Organization

BofA Government Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.

20

BofA Government Reserves, August 31, 2014

Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2014, permanent book and tax basis differences resulting primarily from differing treatments for expired carryforward losses and distributions in excess of current earnings were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$7,026	$372,660	$(379,686)
21

BofA Government Reserves, August 31, 2014

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 were as follows:

	August 31,
Distributions paid from	2014	2013
Ordinary Income*	$616,737	$629,798

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Capital loss carry forwards of $44,310 were utilized by the Fund during the year ended August 31, 2014.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

22

BofA Government Reserves, August 31, 2014

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2014, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BAC, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Fund and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed

23

BofA Government Reserves, August 31, 2014

0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2017	2016	2015	recovery	ended 08/31/2014
$3,894,941	$4,126,445	$4,148,892	$12,170,278	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the

24

BofA Government Reserves, August 31, 2014

Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2014, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

25

BofA Government Reserves, August 31, 2014

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Retail prime, retail municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Government Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Government Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2014

27

Federal Income Tax Information (Unaudited) – BofA Government Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present; Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

29

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2014)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

30

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

31

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Reserves

Annual Report, August 31, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-GOVT-1014

BofA Funds

Annual Report

August 31, 2014

•  BofA Connecticut Municipal Reserves

•  BofA Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	3
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	15
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	28
Federal Income Tax Information	29
Fund Governance	30
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Connecticut Municipal Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

03/01/14 – 08/31/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.45	0.76	0.77	0.15
Investor Class Shares	1,000.00	1,000.00	1,000.20	1,024.40	0.81	0.82	0.16
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,024.45	0.76	0.77	0.15

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – BofA Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

03/01/14 – 08/31/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.71	0.71	0.14
Investor Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.71	0.71	0.14
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.71	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – BofA Connecticut Municipal Reserves

August 31, 2014

Municipal Bonds – 93.6%
	Par ($)	Value ($)
Connecticut – 76.6%
CT Development Authority
Imperial Electric Assembly,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.220% 05/01/21 (09/04/14) (a)(b)	695,000	695,000
RK Bradley Associates LP,
Bradley Airport Hotel, Series 2006, LOC: TD Bank N.A.: 0.050% 12/01/28 (09/04/14) (a)(b)	1,900,000	1,900,000
CT East Lyme
Series 2014
1.000% 07/23/15	750,000	755,799
CT Easton
Series 2011
3.000% 11/01/14	485,000	487,207
CT Fairfield
Series 2013
2.000% 01/01/15	2,000,000	2,011,987
CT Groton
Series 2014 A
2.000% 04/01/15	630,000	636,461
CT Hartford County Metropolitan District
Series 2013 A
4.000% 02/01/15	300,000	304,704
Series 2013 B
4.000% 02/01/15	700,000	711,090
CT Health & Educational Facilities Authority
CIL Community Resources,
Series 2011 A, LOC: HSBC Bank USA N.A. 0.050% 07/01/41 (09/04/14) (a)(b)	1,890,000	1,890,000
Eastern Connecticut Health,
Series 2010 E, LOC: TD Bank N.A. 0.050% 07/01/34 (09/04/14) (a)(b)	2,250,000	2,250,000
Hospital for Special Care,
Series 2010 E, LOC: Federal Home Loan Bank 0.050% 07/01/37 (09/04/14) (a)(b)	2,090,000	2,090,000

	Par ($)	Value ($)
Lawrence & Mem Corp. Oblig.,
Series 2013 H, LOC: TD Bank N.A. 0.040% 07/01/34 (09/03/14) (a)(b)	1,100,000	1,100,000
The Hotchkiss School,
Series 2000 A, SPA: U.S. Bank N.A. 0.050% 07/01/30 (09/04/14) (a)(b)	2,400,000	2,400,000
The Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A. 0.050% 07/01/30 (09/03/14) (a)(b)	3,200,000	3,200,000
Wesleyan University:
Series 2010 H 0.030% 07/01/40 (09/04/14) (b)(c)	1,700,000	1,700,000
Series 2010, LIQ FAC: Citibank N.A. 0.050% 01/01/18 (09/04/14) (a)(b)(d)	900,000	900,000
Yale University,
Series 2001 V-2, 0.020% 07/01/36 (09/02/14) (b)(c)	3,600,000	3,600,000
Yale-new Haven Hospital Oblig,
Series 2014 C LOC: JPMorgan Chase Bank N.A. 0.040% 07/01/25 (09/03/14) (a)(b)	2,500,000	2,500,000
CT Housing Finance Authority
MERLOTS,
Series 2007 C90, AMT, SPA: Wells Fargo Bank N.A. 0.100% 11/15/15 (09/03/14) (a)(b)(d)	2,195,000	2,195,000
Series 2009 A-2,
SPA: JPMorgan Chase Bank 0.040% 05/15/39 (09/02/14) (a)(b)	105,000	105,000
Series 2009 C2
SPA: JPMorgan Chase Bank N.A. 0.040% 11/15/36 (09/02/14) (a)(b)	580,000	580,000
Series 2011 B-1
1.300% 11/15/14	700,000	701,406

See Accompanying Notes to Financial Statements.

3

BofA Connecticut Municipal Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2011 C1,
SPA: Barclays Bank PLC 0.040% 05/15/35 (09/04/14) (a)(b)	3,005,000	3,005,000
Series 2011 E-3,
SPA: Bank Tokyo-Mitsubishi UFJ 0.070% 11/15/41 (09/04/14) (a)(b)	2,000,000	2,000,000
CT Litchfield
Series 2014
1.000% 02/05/15	1,100,000	1,103,639
CT Shelton
Series 2014
1.000% 07/31/15	700,000	705,238
CT Stafford
Series 2014
1.000% 08/04/15	2,000,000	2,015,103
CT State
Series 2006 F
3.500% 12/01/14	150,000	151,189
Series 2007 D
4.000% 12/01/14	500,000	504,710
Series 2010 B
5.000% 12/01/14	1,415,000	1,431,888
Series 2012 F
3.000% 09/15/14	500,000	500,516
CT University of Connecticut
Series 2005 A
Pre-refunded 02/15/15 5.000% 02/15/21	500,000	510,876
CT West Hartford
Series 2005 B
5.000% 10/01/14	125,000	125,486
Connecticut Total		44,767,299
Illinois – 1.1%
IL Chicago
Gas Plus, Inc.,
Series 2002, AMT, LOC: Northern Trust Co. 0.530% 11/01/22 (09/04/14) (a)(b)	650,000	650,000
Illinois Total		650,000

	Par ($)	Value ($)
Mississippi – 3.0%
MS Business Finance Corp.
Chevron U.S.A., Inc.:
Series 2009 B, GTY AGMT: Chevron Corp. 0.040% 12/01/30 (09/02/14) (a)(b)	600,000	600,000
Series 2009 E, GTY AGMT: Chevron Corp. 0.040% 12/01/30 (09/02/14) (a)(b)	1,150,000	1,150,000
Mississippi Total		1,750,000
New York – 2.2%
NY New York City Municipal Water Finance Authority
Series 2007 BB-1,
SPA: BNP Paribas 0.030% 06/15/36 (09/04/14) (a)(b)	1,300,000	1,300,000
New York Total		1,300,000
Puerto Rico – 10.7%
PR Deutsche Bank Spears/Lifers Trust
Series 2007 462,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.570% 08/01/47 (09/04/14) (a)(b)(d)	4,765,000	4,765,000
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.250% 09/01/15 (09/04/14) (a)(b)(d)	1,470,000	1,470,000
Puerto Rico Total		6,235,000
Total Municipal Bonds (cost of $54,702,299)		54,702,299

See Accompanying Notes to Financial Statements.

4

BofA Connecticut Municipal Reserves

August 31, 2014

Closed-End Investment Company – 6.4%
	Par ($)	Value ($)
Other – 6.4%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.130% 12/01/40 (09/04/14) (a)(b)(d)	3,750,000	3,750,000
Other Total		3,750,000
Total Closed-End Investment Company (cost of $3,750,000)		3,750,000
Total Investments – 100.0% (cost of $58,452,299) (e)		58,452,299
Other Assets & Liabilities, Net – 0.0%		28,347
Net Assets – 100.0%		58,480,646

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities, which are not illiquid, amounted to $13,080,000 or 22.4% of net assets for the Fund.

(e)  Cost for federal income tax purposes is $58,452,299.

The following table summarizes the inputs used, as of August 31, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$54,702,299	$—	$54,702,299
Total Closed-End Investment Company	—	3,750,000	—	3,750,000
Total Investments	$—	$58,452,299	$—	$58,452,299

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements

At August 31, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	93.6
Closed-End Investment Company	6.4
100.0
Other Assets & Liabilities, Net	0.0
100.0

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTs	Municipal Exempt Receipts – Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Investment Portfolio – BofA Massachusetts Municipal Reserves

August 31, 2014

Municipal Bonds – 95.2%
	Par ($)	Value ($)
Massachusetts – 81.2%
MA Barclays Capital Municipal Trust Receipts
Harvard University,
Series 2010, LIQ FAC: Barclays Bank PLC 0.070% 12/15/34 (09/04/14) (a)(b)(c)	1,000,000	1,000,000
MA Barnstable
Series 2013,
2.000% 11/15/14	793,000	795,796
MA BB&T Municipal Trust
Massachusetts State Water Resources,
Series 2007 B, LIQ FAC: Branch Banking & Trust 0.060% 02/01/29 (09/04/14) (a)(b)	1,700,000	1,700,000
MA Boston
Series 2011 A
5.000% 04/01/15	890,000	914,958
MA Deutsche Bank Spears/Lifers Trust
Massachusetts State College Building Authority,
Series 2008,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.140% 05/01/39 (09/04/14) (a)(b)(c)	3,540,000	3,540,000
MA Development Finance Agency
Babson College,
Series 2008 A,
LOC: FHLB
0.030% 10/01/32 (09/04/14) (a)(b)	1,925,000	1,925,000
Bancroft Schools & Communities,
Series 2001, LOC: TD Bank N.A. 0.050% 09/01/31 (09/04/14) (a)(b)	4,000,000	4,000,000
Beth Israel Deaconess Medical,
Series 2011 B,
LOC: M&T Bank
0.070% 06/01/41 (09/04/14) (a)(b)	6,360,000	6,360,000
College of The Holy Cross,
Series 2008 A LOC: JPMorgan Chase Bank N.A. 0.040% 09/01/37 (09/02/14) (a)(b)	100,000	100,000
	Par ($)	Value ($)
MA Framingham
Series 2012 A,
3.000% 12/01/14	1,000,000	1,007,120
MA Gloucester
Series 2014
2.000% 02/01/15	634,000	638,667
MA Greater Lowell Regional Vocational Technical School District
Series 2014
Insured: State Aid Withholding 2.000% 06/01/15	494,000	500,399
MA Hanover
Series 2014
1.000% 09/11/15 (d)	1,476,698	1,488,157
MA Haverhill
Series 2011 A
Insured: State Aid Withholding 2.000% 09/01/14	300,000	300,000
Series 2014
Insured: State Aid Withholding 1.000% 09/01/15 (d)	1,500,000	1,511,340
MA Health & Educational Facilities Authority
Partners Healthcare Systems:
Series 1997 P2, SPA: JPMorgan Chase Bank 0.030% 07/01/27 (09/03/14) (a)(b)	2,500,000	2,500,000
Series 2009 I-2 SPA: U.S. Bank N.A. 0.040% 07/01/44 (09/04/14) (a)(b)	3,000,000	3,000,000
The Children's Hospital Corp.,
Series 2010 N3 LOC: U.S. Bank N.A. 0.040% 10/01/38 (09/03/14) (a)(b)	4,000,000	4,000,000
Tufts University,
Series 2008 N-2, SPA: Wells Fargo Bank N.A. 0.030% 08/15/34 (09/02/14) (a)(b)	5,200,000	5,200,000
Wellesley College,
Series 1999 G, 0.030% 07/01/39 (09/02/14) (b)(e)	1,800,000	1,800,000
MA Holliston
Series 2014
1.000% 05/22/15	670,000	673,219

See Accompanying Notes to Financial Statements.

6

BofA Massachusetts Municipal Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Housing Finance Agency
ROCS RRII R 11928,
Series 2011, AMT, LIQ FAC: Citibank N.A. 0.100% 06/01/36 (09/04/14) (a)(b)(c)	3,195,000	3,195,000
MA Industrial Finance Agency
120 Chestnut Street LP,
Series 1992, LOC: Sumitomo Mitsui Banking 0.050% 08/01/26 (09/03/14) (a)(b)	2,545,000	2,545,000
Governor Dummer Academy,
Series 1996, LOC: TD Bank N.A. 0.050% 07/01/26 (09/04/14) (a)(b)	2,800,000	2,800,000
Nova Realty Trust,
Series 1994, LOC: TD Bank N.A. 0.040% 12/01/24 (09/04/14) (a)(b)	2,900,000	2,900,000
MA Lawrence
Series 2013,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
1.000% 09/01/14	4,000,000	4,000,000
Series 2014 A
Insured: State Aid Withholding 1.000% 06/01/15	3,000,000	3,015,638
Series 2014,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
1.000% 03/01/15	2,000,000	2,006,323
MA Leominster
Series 2014
1.000% 06/26/15	1,000,000	1,006,515
MA Lynn
Series 2009
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 5.000% 12/01/14	3,560,000	3,602,070
MA Medfield
Series 2014
0.400% 10/17/14	1,360,000	1,360,426

	Par ($)	Value ($)
MA Merrimac
Series 2013,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 2.000% 09/01/14	461,000	461,000
MA Needham
Series 2014
2.000% 05/15/15	572,000	579,060
MA Newton
Series 2013
3.000% 02/15/15	955,000	967,179
MA North Reading
Series 2014
5.000% 05/15/15	306,000	316,065
MA RBC Municipal Products, Inc. Trust
Series 2012 E-38,
LOC: Royal Bank of Canada 0.060% 01/01/16 (09/04/14) (a)(b)(c)	13,000,000	13,000,000
MA Rockland
2.000% 03/01/15	735,000	741,253
MA Salisbury
Series 2014 A
1.000% 03/25/15	2,000,000	2,009,335
MA Taunton
Series 2013,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
2.000% 09/01/14	604,000	604,000
MA University of Massachusetts Building Authority
Series 2004 04-1
Pre-refunded 01/01/14 5.250% 11/01/24	3,000,000	3,025,322
Series 2011 1,
SPA: Wells Fargo Bank N.A. 0.030% 11/01/34 (09/03/14) (a)(b)	5,235,000	5,235,000
MA Water Resources Authority
Series 2008 E,
SPA: JPMorgan Chase Bank
0.060% 08/01/37 (09/04/14) (a)(b)	5,000,000	5,000,000
MA Westfield
Series 2014
Insured: State Aid Withholding 2.000% 03/01/15	2,095,000	2,113,593

See Accompanying Notes to Financial Statements.

7

BofA Massachusetts Municipal Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Worcester
Series 2006
4.000% 11/01/14	500,000	503,147
Massachusetts Port Authority
0.100% 01/15/15	2,000,000	2,000,000
University of Massachusetts
0.110% 01/08/15	1,300,000	1,300,000
Massachusetts Total		107,240,582
Mississippi – 0.9%
MS Development Bank
Jackson County Industrial Water System,
Series 2009, GTY AGMT: Chevron Corp. 0.020% 12/01/39 (09/02/14) (a)(b)	1,200,000	1,200,000
Mississippi Total		1,200,000
New York – 0.9%
NY City Water & Sewer System
Series 2011 A-2
SPA: Mizuho Corporate Bank 0.020% 06/15/44 (09/02/14) (a)(b)	1,150,000	1,150,000
New York Total		1,150,000
Puerto Rico – 8.9%
PR Deutsche Bank Spears/Lifers Trust
Series 2008 627A,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.340% 08/01/54 (09/04/14) (a)(b)(c)	8,338,000	8,338,000
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.250% 09/01/15 (09/04/14) (a)(b)(c)	3,440,000	3,440,000
Puerto Rico Total		11,778,000

	Par ($)	Value ($)
Texas – 0.8%
TX Gulf Coast Industrial Development Authority
Exxon Mobil Corp.,
Series 2012, 0.020% 11/01/41 (09/02/14) (b)(e)	1,000,000	1,000,000
Texas Total		1,000,000
Wyoming – 2.5%
WY Uinta County
Exxon Mobil Corp.,
Series 1993, 0.020% 08/15/20 (09/02/14) (b)(e)	3,300,000	3,300,000
Wyoming Total		3,300,000
Total Municipal Bonds (cost of $125,668,582)		125,668,582
Closed-End Investment Company – 6.8%
Other – 6.8%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.130% 12/01/40 (09/04/14) (a)(b)(c)	9,000,000	9,000,000
Other Total		9,000,000
Total Closed-End Investment Company (cost of $9,000,000)		9,000,000
Total Investments – 102.0% (cost of $134,668,582) (f)		134,668,582
Other Assets & Liabilities, Net – (2.0)%		(2,581,866)
Net Assets – 100.0%		132,086,716

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

See Accompanying Notes to Financial Statements.

8

BofA Massachusetts Municipal Reserves

August 31, 2014

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities, which are not illiquid, amounted to $41,513,000 or 31.4% of net assets for the Fund.

(d)  Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(f)  Cost for federal income tax purposes is $134,668,582.

The following table summarizes the inputs used, as of August 31, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$125,668,582	$—	$125,668,582
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$134,668,582	$—	$134,668,582

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	95.2
Closed-End Investment Company	6.8
102.0
Other Assets & Liabilities, Net	(2.0)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

9

Statements of Assets and Liabilities – BofA Money Market Funds
August 31, 2014

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Assets
Investments, at amortized cost approximating value	58,452,299	134,668,582
Cash	18,757	226,112
Receivable for:
Interest	72,797	262,628
Expense reimbursement due from investment advisor	12,479	12,032
Trustees' deferred compensation plan	3,681	4,392
Prepaid expenses	772	1,705
Other assets	1,962	317
Total Assets	58,562,747	135,175,768
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	—	2,999,497
Distributions	—	4
Investment advisory fee	5,031	10,504
Pricing and bookkeeping fees	4,440	5,380
Transfer agent fee	864	988
Trustees' fees	2,443	2,489
Audit fee	35,000	35,000
Legal fee	21,326	21,327
Custody fee	1,163	1,247
Chief Compliance Officer expenses	1,266	1,290
Trustees' deferred compensation plan	3,681	4,392
Other liabilities	6,887	6,934
Total Liabilities	82,101	3,089,052
Net Assets	58,480,646	132,086,716
Net Assets Consist of
Paid-in capital	58,466,201	132,073,928
Accumulated net realized gain	14,445	12,788
Net Assets	58,480,646	132,086,716
Capital Class Shares
Net assets	$56,950,746	$129,807,822
Shares outstanding	56,933,520	129,789,461
Net asset value per share	$1.00	$1.00
Investor Class Shares
Net assets	$1,045,378	$998,238
Shares outstanding	1,045,036	998,094
Net asset value per share	$1.00	$1.00
Trust Class Shares
Net assets	$484,522	$1,280,656
Shares outstanding	484,373	1,280,470
Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

10

Statements of Operations – BofA Money Market Funds
For the Year Ended August 31, 2014

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Investment Income
Interest	90,413	202,374
Expenses
Investment advisory fee	94,933	211,669
Administration fee	15,796	81,946
Distribution fee:
Investor Class Shares	1,608	1,144
Service fee:
Investor Class Shares	4,019	2,859
Shareholder administration fee:
Trust Class Shares	235	2,919
Transfer agent fee	2,757	3,810
Pricing and bookkeeping fees	50,612	62,844
Trustees' fees	25,574	25,971
Custody fee	5,643	7,227
Audit fee	42,699	42,698
Legal fees	119,367	119,369
Chief Compliance Officer expenses	7,449	7,562
Other expenses	32,336	35,236
Total Expenses	403,028	605,254
Fees waived or expenses reimbursed by investment advisor and/or administrator	(306,760)	(395,960)
Fees waived by distributor:
Investor Class Shares	(5,621)	(4,000)
Trust Class Shares	(234)	(2,920)
Net Expenses	90,413	202,374
Net Investment Income	—	—
Net realized gain on investments	14,445	12,788
Net Increase Resulting from Operations	14,445	12,788

See Accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets – BofA Money Market Funds

Increase (Decrease) in Net Assets	BofA Connecticut Municipal Reserves		BofA Massachusetts Municipal Reserves
	Year Ended August 31,		Year Ended August 31,
	2014 ($)	2013 ($)	2014 ($)	2013 ($)
Operations
Net investment income	—	16,803	—	30,579
Reimbursement by Investment Advisor	—	—	—	10,160
Net realized gain (loss) on investments	14,445	—	12,788	(6,402)
Net increase resulting from operations	14,445	16,803	12,788	34,337
Distributions to Shareholders
From net investment income:
Capital Class Shares	(14,536)	(35,916)	(26,302)	(65,768)
Investor Class Shares	(451)	(536)	(240)	(226)
Trust Class Shares	(33)	(35)	(122)	(2,546)
From net realized gains:
Capital Class Shares	—	—	(3,707)	—
Investor Class Shares	—	—	(34)	—
Trust Class Shares	—	—	(16)	—
Total distributions to shareholders	(15,020)	(36,487)	(30,421)	(68,540)
Net Capital Stock Transactions	(13,011,913)	(32,219,065)	(19,187,612)	(36,183,880)
Total decrease in net assets	(13,012,488)	(32,238,749)	(19,205,245)	(36,218,083)
Net Assets
Beginning of period	71,493,134	103,731,883	151,291,961	187,510,044
End of period	58,480,646	71,493,134	132,086,716	151,291,961
Undistributed net investment income at end of period	—	16,532	—	28,235

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets (continued) – BofA Connecticut
Municipal Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	110,812,777	110,812,777	187,322,012	187,322,012
Distributions reinvested	91	91	215	215
Redemptions	(122,894,548)	(122,894,548)	(212,676,550)	(212,676,550)
Net decrease	(12,081,680)	(12,081,680)	(25,354,323)	(25,354,323)
Investor Class Shares
Subscriptions	8,979,693	8,979,693	16,974,392	16,974,392
Distributions reinvested	—	—	4	4
Redemptions	(10,248,955)	(10,248,955)	(23,884,482)	(23,884,482)
Net decrease	(1,269,262)	(1,269,262)	(6,910,086)	(6,910,086)
Trust Class Shares
Subscriptions	2,613,728	2,613,728	1,436,931	1,436,931
Distributions reinvested	—	—	5	5
Redemptions	(2,274,699)	(2,274,699)	(1,391,592)	(1,391,592)
Net increase	339,029	339,029	45,344	45,344

See Accompanying Notes to Financial Statements.

13

Statements of Changes in Net Assets (continued) – BofA Massachusetts
Municipal Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	248,924,312	248,924,312	297,497,200	297,497,200
Distributions reinvested	456	456	841	841
Redemptions	(264,560,625)	(264,560,625)	(338,826,136)	(338,826,136)
Net decrease	(15,635,857)	(15,635,857)	(41,328,095)	(41,328,095)
Investor Class Shares
Subscriptions	451,016	451,016	1,654,131	1,654,131
Distributions reinvested	—	—	6	6
Redemptions	(471,251)	(471,251)	(1,221,912)	(1,221,912)
Net increase (decrease)	(20,235)	(20,235)	432,225	432,225
Trust Class Shares
Subscriptions	11,643,432	11,643,432	24,428,194	24,428,194
Distributions reinvested	—	—	6	6
Redemptions	(15,174,952)	(15,174,952)	(19,716,210)	(19,716,210)
Net increase (decrease)	(3,531,520)	(3,531,520)	4,711,990	4,711,990

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.001		0.001		0.001
Net realized gain on investments	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	0.001		0.001		0.001
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)		(0.001)		(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.02%		0.05%		0.11%		0.11%		0.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.14%		0.18	%(g)	0.20	%(g)	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.48%		0.42%		0.32%		0.37%		0.16%
Net investment income	—		0.02	%(g)	0.04	%(g)	0.11	%(g)	0.13	%(g)
Net assets, end of period (000s)	$56,951		$69,033		$94,404		$98,206		$110,239

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(c)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(b)	—
Net realized gain on investments	—	(b)	—		—
Total from investment operations	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.02%		0.03%		0.06	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.15%		0.21	%(f)	0.25	%(f)(g)
Waiver/Reimbursement	0.83%		0.73%		0.61	%(g)
Net investment income	—		—	%(f)(h)	—	(f)
Net assets, end of period (000s)	$1,045		$2,315		$9,228

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(b)	—
Net realized gain on investments	—	(b)	—		—
Total from investment operations	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.02%		0.03%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.14%		0.20	%(e)	0.23	%(e)(f)
Waiver/Reimbursement	0.57%		0.54%		0.37	%(f)
Net investment income	—		—	%(e)(g)	—	(e)
Net assets, end of period (000s)	$485		$145		$100

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.001		0.001		0.001
Net realized gain on investments	—	(d)	—		—		—		—
Total from investment operations	—	(d)	—	(d)	0.001		0.001		0.001
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)		(0.001)		(0.001)
From net realized gains	—	(d)	—		—		—	(d)	—
Total distributions to shareholders	—	(d)	—	(d)	(0.001)		(0.001)		(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.02%		0.04	%(g)	0.07%		0.12%		0.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.14%		0.18	%(h)	0.20	%(h)	0.20	%(h)	0.20	%(h)
Waiver/Reimbursement	0.28%		0.25%		0.19%		0.22%		0.11%
Net investment income	—		0.02	%(h)	0.04	%(h)	0.11	%(h)	0.10	%(h)
Net assets, end of period (000s)	$129,808		$145,460		$186,824		$198,945		$240,934

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(c)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—
Net realized gain on investments	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—
From net realized gains	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.02%		0.02	%(e)	0.03	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.14%		0.19	%(g)	0.24	%(g)(h)
Waiver/Reimbursement	0.63%		0.59%		0.49	%(h)
Net investment income	—		—	(g)	—	(g)
Net assets, end of period (000s)	$998		$1,019		$586

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—
Net realized gain on investments	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—
From net realized gains	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.02%		0.02	%(e)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.14%		0.17	%(f)(g)	0.23	%(g)(h)
Waiver/Reimbursement	0.38%		0.36%		0.25	%(h)
Net investment income	—		—	(g)	—	(g)
Net assets, end of period (000s)	$1,281		$4,813		$100

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – BofA Money Market Funds

August 31, 2014

Note 1. Organization

BofA Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each, a "Fund" and together, the "Funds"), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

BofA Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. BofA Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers three classes of shares: Capital Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, for each Fund, the Capital Class shares commenced operations and the G-Trust and Retail A shares converted into each Fund's Capital Class shares. On October 3, 2011, each Fund's Investor Class shares commenced operations. On July 18, 2012, each Fund's Trust Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and each Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

21

BofA Money Market Funds, August 31, 2014

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statements of Operations) and realized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Funds generally intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2014, permanent book and tax basis differences resulting primarily from differing treatments

22

BofA Money Market Funds, August 31, 2014

for prior year undistributed tax-exempt income, net operating loss, distribution re-designations and non-deductible excise tax were identified and reclassified among the components of the Funds' net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
BofA Connecticut Municipal Reserves	$(1,512)	$—	$1,512
BofA Massachusetts Municipal Reserves	$(1,571)	$(1)	$1,572

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 were as follows:

	August 31, 2014
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$15,020	$—	$—
BofA Massachusetts Municipal Reserves	$26,663	$3,758	$—
	August 31, 2013
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$33,836	$2,651	$—
BofA Massachusetts Municipal Reserves	$60,143	$8,397	$—

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The components of distributable earnings on a tax basis as of August 31, 2014 were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$—	$14,445	$—
BofA Massachusetts Municipal Reserves	$—	$12,788	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the

23

BofA Money Market Funds, August 31, 2014

total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Funds. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Funds and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2014, the effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average daily net assets of the Funds and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2014, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of each Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Funds. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of each Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Funds also reimburse State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in each Investment Portfolio.

24

BofA Money Market Funds, August 31, 2014

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Funds' shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds.

The Funds may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to a Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BAC, is the principal underwriter of the Funds' shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Funds. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Funds to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Funds and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Investor Class shares of the Funds. The Shareholder Servicing Plan permits the Funds to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits for each Fund, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares – BofA Connecticut Municipal Reserves	0.10%	0.10%
Investor Class Shares – BofA Massachusetts Municipal Reserves	0.10%	0.10%
Shareholder Servicing Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares – BofA Connecticut Municipal Reserves	0.25%	0.25%
Investor Class Shares – BofA Massachusetts Municipal Reserves	0.25%	0.25%

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class shares of the Funds. Under the Administration Plans, the Funds may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Funds. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plan:	Current Rate	Plan Limit
Trust Class Shares – BofA Connecticut Municipal Reserves	0.10%	0.10%
Trust Class Shares – BofA Massachusetts Municipal Reserves	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2014, so that the Funds' ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of each Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

25

BofA Money Market Funds, August 31, 2014

The Advisor and the Distributor are entitled to recover from the Funds certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the

Funds' total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

	Amount of potential recovery expiring August 31:		Total potential	Amount recovered during the year
	2017	2016	recovery	ended 08/31/2014
BofA Connecticut Municipal Reserves	$270,502	$224,361	$494,863	$—
BofA Massachusetts Municipal Reserves	$315,924	$256,860	$572,784	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Funds, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statements of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Funds and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2014, the Funds did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

26

BofA Money Market Funds, August 31, 2014

Non-Diversification Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Funds' value will likely be more volatile than the value of more diversified funds. The Funds may not operate as non-diversified funds at all times.

Redemption/Liquidity Risk

The Funds may be subject to redemption risk. The Funds may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Funds may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Funds could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Funds reserve the right to pay redemption proceeds with securities (a "redemption in kind"). The Funds may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Geographic Concentration Risk

BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated

February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Funds). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Retail prime, retail municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Funds' management is evaluating the implications of the reforms and their impact on the Funds, including potential effects on the Funds' operations and returns.

27

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each a series of BofA Funds Series Trust, hereafter collectively referred to as the "Funds") at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2014

28

Federal Income Tax Information (Unaudited) – BofA Money Market Funds

BofA Connecticut Municipal Reserves

For the fiscal year ended August 31, 2014,100.00% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

BofA Massachusetts Municipal Reserves

For the fiscal year ended August 31, 2014, 87.65% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

29

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present; Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

30

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2014)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

31

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

32

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Connecticut Municipal Reserves

BofA Massachusetts Municipal Reserves

Annual Report, August 31, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-CTMA-1014

BofA Funds

Annual Report

August 31, 2014

•  BofA Money Market Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	29
Federal Income Tax Information	30
Fund Governance	31
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Money Market Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

03/01/14 – 08/31/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.15	1.06	1.07	0.21
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.40	0.81	0.82	0.16
Institutional Capital Shares	1,000.00	1,000.00	1,000.20	1,024.40	0.81	0.82	0.16
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.20	1.01	1.02	0.20
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.15	1.06	1.07	0.21
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.15	1.06	1.07	0.21

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Money Market Reserves

August 31, 2014

Certificates of Deposit – 25.1%
	Par ($)	Value ($)
Bank of Montreal Chicago
0.180% 10/15/14	50,850,000	50,850,000
0.210% 01/02/15	150,000,000	150,000,000
Bank of Nova Scotia Houston
0.210% 12/22/14	31,000,000	31,001,921
0.220% 11/10/14	118,500,000	118,500,000
0.220% 12/01/14	25,000,000	25,000,000
0.220% 12/23/14	55,650,000	55,650,000
0.220% 01/23/15	234,850,000	234,850,000
0.240% 02/04/15	87,000,000	87,000,000
0.240% 02/17/15	100,500,000	100,500,000
0.250% 02/13/15	100,000,000	100,000,000
0.391% 09/19/14 (a)	9,125,000	9,126,187
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.210% 09/08/14	135,000,000	135,000,000
0.240% 12/23/14	51,000,000	51,000,000
0.240% 12/24/14	30,000,000	30,000,000
0.240% 01/02/15	48,050,000	48,050,000
0.240% 01/16/15	89,000,000	89,000,000
0.250% 03/04/15	30,000,000	30,000,000
Canadian Imperial Bank of Commerce NY
0.195% 02/20/15 (09/02/14) (a)(b)	100,000,000	100,000,000
0.215% 02/10/15 (09/15/14) (a)(b)	125,800,000	125,800,000
Credit Industriel et Commercial
0.240% 09/03/14	148,000,000	148,000,082
0.260% 11/03/14	143,000,000	143,002,501
Credit Industriel et Commercial NY
0.460% 12/01/14	3,512,000	3,513,858
Credit Suisse NY
0.230% 09/29/14	91,000,000	91,000,000
0.280% 10/24/14	38,000,000	38,000,000
0.280% 10/31/14	96,000,000	96,000,000
DNB NOR Bank ASA/NY
0.220% 11/04/14	54,750,000	54,750,000
0.230% 10/02/14	16,920,000	16,920,000
DZ Bank AG Deutsche Zentral
0.230% 11/19/14	98,000,000	98,001,075
0.230% 11/24/14	70,000,000	70,000,816
HSBC Bank USA, Inc.
0.215% 10/08/14	40,350,000	40,350,000
Nordea Bank Finland PLC NY
0.160% 11/10/14	50,415,000	50,414,020
0.205% 10/10/14	200,500,000	200,496,743
0.210% 11/14/14	89,015,000	89,014,085

	Par ($)	Value ($)
0.215% 12/03/14	1,595,000	1,594,979
0.220% 10/24/14	16,145,000	16,145,000
Norinchukin Bank NY
0.100% 09/02/14	115,460,000	115,460,000
Rabobank Nederland NV/NY
0.220% 01/05/15	155,000,000	155,000,000
0.220% 01/06/15	182,675,000	182,674,995
0.278% 02/05/15 (11/05/14) (a)(b)	14,095,000	14,098,230
0.285% 02/25/15 (11/25/14) (a)(b)	9,400,000	9,402,736
Sumitomo Mitsui Banking Corp./NY
0.220% 09/05/14	90,000,000	90,000,000
0.246% 02/03/15 (09/05/14) (a)(b)	89,000,000	89,000,000
0.250% 11/13/14	113,000,000	113,000,000
0.250% 11/19/14	15,500,000	15,500,000
0.250% 12/18/14	44,000,000	44,000,000
0.250% 01/02/15	5,600,000	5,600,000
0.250% 01/05/15	6,300,000	6,300,000
0.250% 02/04/15 (09/02/14) (a)(b)	74,000,000	74,000,000
0.250% 02/25/15 (09/02/14) (a)(b)	10,000,000	10,000,000
Svenska Handelsbanken/NY
0.175% 11/21/14	84,295,000	84,295,000
Toronto Dominion Bank NY
0.210% 01/16/15	42,205,000	42,204,996
Wells Fargo Bank N.A.
0.190% 02/23/15 (09/02/14) (a)(b)	50,000,000	50,000,000
0.210% 12/03/14	14,000,000	14,000,000
0.220% 02/17/15	100,000,000	100,000,000
0.220% 02/23/15	99,800,000	99,800,000
Total Certificates of Deposit (cost of $4,042,867,224)		4,042,867,224
Commercial Paper – 19.7%
ANZ National International Ltd.
0.210% 01/09/15 (c)(d)	56,535,000	56,492,128
Apple, Inc.
0.130% 01/13/15 (c)(d)	34,045,000	34,028,526
ASB Finance Ltd.
0.210% 01/16/15 (c)(d)	16,535,000	16,521,786
See Accompanying Notes to Financial Statements.

2

BofA Money Market Reserves

August 31, 2014

Commercial Paper (continued)
	Par ($)	Value ($)
Bank Nederlandse Gemeenten
0.200% 10/10/14 (c)(d)	75,000,000	74,983,750
0.240% 09/05/14 (c)(d)	30,000,000	29,999,200
Bank of New York Mellon Corp.
0.040% 09/02/14 (c)(d)	72,000,000	71,999,920
Bedford Row Funding Corp.
0.205% 11/05/14 (c)(d)(e)	4,250,000	4,248,427
BNZ International Funding Ltd.
0.210% 11/03/14 (c)(d)	29,545,000	29,534,142
0.210% 01/15/15 (c)(d)	66,130,000	66,077,537
BPCE SA
0.230% 09/05/14 (c)(d)	30,905,000	30,904,210
Caisse Centrale Desjardins du Quebec
0.160% 09/22/14 (c)(d)	9,825,000	9,824,083
0.170% 09/02/14 (c)(d)	16,350,000	16,349,923
0.200% 10/30/14 (c)(d)	62,690,000	62,669,452
0.200% 11/21/14 (c)(d)	9,960,000	9,955,518
0.210% 10/29/14 (c)(d)	71,640,000	71,615,762
0.210% 11/21/14 (c)(d)	40,000,000	39,981,100
0.210% 11/24/14 (c)(d)	42,000,000	41,979,420
Caisse des Depots et Consignations
0.205% 11/18/14 (c)(d)	73,755,000	73,722,240
0.210% 12/10/14 (c)(d)	35,000,000	34,979,583
Coca-Cola Co.
0.170% 11/18/14 (c)(d)	22,610,000	22,601,672
0.180% 11/19/14 (c)(d)	8,800,000	8,796,524
0.180% 12/03/14 (c)(d)	21,000,000	20,990,235
0.190% 10/16/14 (c)(d)	36,000,000	35,991,450
0.200% 10/30/14 (c)(d)	3,345,000	3,343,904
0.200% 02/27/15 (c)(d)	11,475,000	11,463,589
Collateralized Commercial Paper Co. LLC
0.250% 10/20/14 (c)(e)	20,500,000	20,493,024
0.250% 10/27/14 (c)(e)	90,000,000	89,965,000
0.250% 11/03/14 (c)(e)	90,000,000	89,960,625
0.250% 11/17/14 (c)(e)	30,000,000	29,983,958
0.250% 12/01/14 (c)(e)	25,250,000	25,234,043
0.270% 02/05/15 (c)(e)	5,000,000	4,994,112
0.300% 03/02/15 (c)(e)	23,000,000	22,965,117
Credit Suisse
0.250% 11/25/14 (c)	5,490,000	5,486,759
Dexia Credit Local
0.200% 09/18/14 (c)(f)	66,230,000	66,223,745
0.260% 03/09/15 (c)(f)	80,000,000	79,890,800
0.260% 03/11/15 (c)(f)	135,000,000	134,813,775
0.260% 03/12/15 (c)(f)	45,000,000	44,937,600
0.270% 09/04/14 (c)(f)	31,885,000	31,884,283

	Par ($)	Value ($)
DNB NOR Bank ASA
0.210% 10/06/14 (c)(d)	11,000,000	10,997,754
0.220% 11/21/14 (c)(d)	22,000,000	21,989,110
0.225% 11/12/14 (c)(d)	19,000,000	18,991,450
0.230% 10/21/14 (c)(d)	1,850,000	1,849,409
0.235% 09/08/14 (c)(d)	58,000,000	57,997,350
0.235% 09/22/14 (c)(d)	75,000,000	74,989,719
0.235% 10/01/14 (c)(d)	50,000,000	49,990,208
0.235% 10/07/14 (c)(d)	9,800,000	9,797,697
0.240% 09/22/14 (c)(d)	100,700,000	100,685,902
Erste Abwicklungsanstalt
0.170% 11/21/14 (c)(d)	45,075,000	45,057,759
Nestle Finance International Ltd.
0.160% 09/30/14 (c)	20,000,000	19,997,422
Nordea Bank AB
0.215% 11/03/14 (c)(d)	31,055,000	31,043,316
0.215% 11/12/14 (c)(d)	43,805,000	43,786,164
0.220% 10/29/14 (c)(d)	28,110,000	28,100,037
0.220% 11/12/14 (c)(d)	31,000,000	30,986,360
0.230% 10/16/14 (c)(d)	3,590,000	3,588,968
Proctor & Gamble Co.
0.150% 10/21/14 (c)(d)	14,970,000	14,966,881
0.150% 10/27/14 (c)(d)	10,450,000	10,447,562
Prudential Funding LLC
0.120% 09/02/14 (c)	44,620,000	44,619,851
Rabobank USA Financial Corp.
0.220% 12/22/14 (c)	21,015,000	21,000,616
Skandinaviska Enskilda Banken AB
0.220% 12/01/14 (c)(d)	78,725,000	78,681,220
0.230% 09/25/14 (c)(d)	100,000,000	99,984,667
0.230% 01/08/15 (c)(d)	18,700,000	18,684,588
Swedbank AB
0.225% 01/02/15 (c)	29,260,000	29,237,506
Toyota Credit Canada, Inc.
0.230% 12/15/14 (c)	25,230,000	25,213,075
0.230% 12/22/14 (c)	26,905,000	26,885,748
Toyota Credit Puerto Rico
0.220% 09/17/14 (c)	10,075,000	10,074,015
0.230% 11/05/14 (c)	5,825,000	5,822,581
0.230% 02/11/15 (c)	8,195,000	8,186,466
0.240% 11/04/14 (c)	23,561,000	23,550,947
Toyota Motor Credit Corp.
0.200% 12/22/14 (c)	53,545,000	53,511,683
0.210% 11/18/14 (c)	70,000,000	69,968,150
0.210% 01/12/15 (c)	246,850,000	246,658,486
0.210% 01/20/15 (c)	75,000,000	74,938,312
0.220% 11/14/14 (c)	101,060,000	101,014,298

See Accompanying Notes to Financial Statements.

3

BofA Money Market Reserves

August 31, 2014

Commercial Paper (continued)
	Par ($)	Value ($)
Westpac Banking Corp.
0.225% 09/29/14 (d)	52,645,000	52,648,071
0.226% 02/19/15 (09/19/14) (a)(b)(d)	10,045,000	10,045,503
Westpac Securities NZ Ltd.
0.205% 11/13/14 (c)(d)	25,000,000	24,989,608
0.210% 11/12/14 (c)(d)	23,275,000	23,265,224
0.210% 11/13/14 (c)(d)	20,000,000	19,991,483
Total Commercial Paper (cost of $3,170,122,088)		3,170,122,088
Asset-Backed Commercial Paper – 19.5%
Albion Capital Corp.
0.200% 11/17/14 (c)(d)	78,190,000	78,156,552
0.200% 11/21/14 (c)(d)	45,940,000	45,919,327
Aspen Funding Corp.
0.250% 09/17/14 (c)(d)	28,425,000	28,421,842
0.260% 09/26/14 (c)(d)	42,780,000	42,772,276
0.260% 09/29/14 (c)(d)	23,585,000	23,580,231
0.280% 09/10/14 (c)(d)	13,707,000	13,706,040
Autobahn Funding Co. LLC
0.130% 09/05/14 (c)(d)	40,940,000	40,939,409
0.130% 09/15/14 (c)(d)	18,735,000	18,734,053
0.140% 09/22/14 (c)(d)	17,995,000	17,993,530
0.150% 09/22/14 (c)(d)	14,395,000	14,393,740
Chariot Funding LLC
0.220% 11/06/14 (c)(d)	14,745,000	14,739,053
Charta Corp.
0.200% 09/08/14 (c)(d)	16,153,000	16,152,372
Gemini Securitization Corp. LLC
0.260% 09/15/14 (c)(d)	603,000	602,939
0.270% 09/02/14 (c)(d)	112,000,000	111,999,160
0.270% 09/03/14 (c)(d)	92,000,000	91,998,620
0.270% 09/05/14 (c)(d)	31,000,000	30,999,070
Jupiter Securitization Co. LLC
0.210% 12/03/14 (c)(d)	20,210,000	20,199,036
0.210% 01/07/15 (c)(d)	41,560,000	41,528,968
0.210% 01/09/15 (c)(d)	18,810,000	18,795,736
0.220% 11/03/14 (c)(d)	26,460,000	26,449,813
Kells Funding LLC
0.220% 10/06/14 (c)(d)	60,000,000	59,987,167
0.233% 12/08/14 (09/25/14) (a)(b)(d)	22,040,000	22,040,000
0.233% 12/10/14 (09/25/14) (a)(b)(d)	28,000,000	28,000,000
0.233% 12/11/14 (09/25/14) (a)(b)(d)	100,000,000	100,000,000

	Par ($)	Value ($)
0.234% 10/28/14 (d)	3,500,000	3,500,054
0.234% 10/22/14 (10/23/14) (a)(b)(d)	1,500,000	1,500,014
0.240% 09/02/14 (c)(d)	60,580,000	60,579,596
0.243% 04/23/15 (10/23/14) (a)(b)(d)	50,000,000	50,000,000
0.244% 04/20/15 (10/20/14) (a)(b)(d)	58,805,000	58,805,000
0.244% 05/15/15 (11/17/14) (a)(b)(d)	43,000,000	43,000,000
0.244% 06/25/15 (10/14/14) (a)(b)(d)	44,150,000	44,150,000
Manhattan Asset Funding Co. LLC
0.180% 09/05/14 (c)(d)	26,637,000	26,636,467
0.180% 09/10/14 (c)(d)	54,000,000	53,997,570
0.180% 09/12/14 (c)(d)	93,000,000	92,994,885
0.190% 10/06/14 (c)(d)	51,000,000	50,990,579
0.190% 10/17/14 (c)(d)	53,100,000	53,087,108
0.190% 10/21/14 (c)(d)	43,000,000	42,988,653
Newport Funding Corp.
0.260% 09/29/14 (c)(d)	46,045,000	46,035,689
0.280% 09/05/14 (c)(d)	16,310,000	16,309,493
Old Line Funding LLC
0.220% 09/25/14 (c)(d)	13,395,000	13,393,035
0.220% 11/14/14 (c)(d)	47,037,000	47,015,729
0.220% 11/21/14 (c)(d)	24,720,000	24,707,764
0.220% 12/12/14 (c)(d)	27,555,000	27,537,824
0.220% 12/22/14 (c)(d)	44,045,000	44,014,854
0.230% 11/18/14 (c)(d)	42,426,000	42,404,858
0.240% 09/12/14 (c)(d)	89,540,000	89,533,434
0.240% 09/25/14 (c)(d)	46,959,000	46,951,487
0.240% 10/09/14 (c)(d)	55,630,000	55,615,907
0.240% 10/10/14 (c)(d)	30,685,000	30,677,022
0.240% 02/26/15 (c)(d)	6,000,000	5,992,880
0.250% 01/21/15 (c)(d)	23,690,000	23,666,639
0.250% 02/02/15 (c)(d)	23,445,000	23,419,927
Regency Markets No. 1 LLC
0.120% 09/04/14 (c)(d)	31,625,000	31,624,684
0.120% 09/05/14 (c)(d)	131,906,000	131,904,241
0.140% 09/29/14 (c)(d)	89,302,000	89,292,276
Thunder Bay Funding LLC
0.210% 11/06/14 (c)(d)	2,564,000	2,563,013
0.220% 09/12/14 (c)(d)	35,766,000	35,763,596
0.220% 09/22/14 (c)(d)	22,675,000	22,672,090
0.220% 12/15/14 (c)(d)	33,715,000	33,693,366
0.230% 11/05/14 (c)(d)	59,091,000	59,066,461
0.230% 11/18/14 (c)(d)	31,540,000	31,524,283

See Accompanying Notes to Financial Statements.

4

BofA Money Market Reserves

August 31, 2014

Asset-Backed Commercial Paper (continued)
	Par ($)	Value ($)
0.230% 10/27/14 (c)(d)	30,000,000	29,989,259
0.240% 10/09/14 (c)(d)	51,930,000	51,916,844
0.240% 10/01/14 (c)(d)	48,495,000	48,485,298
0.250% 01/21/15 (c)(d)	21,085,000	21,064,208
Versailles Commercial Paper LLC
0.180% 10/20/14 (c)(d)	23,440,000	23,434,257
0.220% 11/03/14 (c)(d)	97,000,000	96,962,655
0.220% 11/07/14 (c)(d)	41,130,000	41,113,159
0.220% 11/10/14 (c)(d)	199,750,000	199,664,551
Working Capital Management Co.
0.110% 09/04/14 (c)(d)	32,660,000	32,659,701
0.120% 09/02/14 (c)(d)	13,985,000	13,984,953
0.120% 09/03/14 (c)(d)	18,435,000	18,434,877
0.120% 09/04/14 (c)(d)	10,035,000	10,034,900
0.120% 09/05/14 (c)(d)	37,510,000	37,509,500
0.130% 09/02/14 (c)(d)	46,750,000	46,749,831
Total Asset-Backed Commercial Paper (cost of $3,137,723,405)		3,137,723,405
Time Deposits – 16.1%
Citibank N.A.
0.080% 09/02/14	236,135,000	236,135,000
Credit Agricole SA
0.090% 09/02/14	450,000,000	450,000,000
Lloyds TSB Bank PLC
0.050% 09/02/14	724,120,000	724,120,000
Natixis Paris
0.060% 09/02/14	379,773,000	379,773,000
Skandinaviska Enskilda Banken AB
0.050% 09/02/14	185,190,000	185,190,000
Svenska Handelsbanken AB
0.050% 09/02/14	156,000,000	156,000,000
Swedbank AB
0.060% 09/02/14	452,575,000	452,575,000
Total Time Deposits (cost of $2,583,793,000)		2,583,793,000
Municipal Bonds (b)(g) – 1.4%
Arizona – 0.2%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co., Series 1982, LOC: Bank of New York 0.060% 12/01/22 (09/03/14)	30,350,000	30,350,000
Arizona Total		30,350,000

	Par ($)	Value ($)
California – 0.1%
CA Sacramento Municipal Utility District
Series 2012 L LOC: U.S. Bank N.A. 0.030% 08/15/41 (09/04/14)	14,905,000	14,905,000
California Total		14,905,000
Colorado – 0.1%
CO Housing & Finance Authority
Multi-Family: Series 2004 A1, SPA: FHLB 0.070% 10/01/34 (09/03/14)	7,830,000	7,830,000
Series 2008 C1, SPA: FHLB 0.100% 10/01/38 (09/03/14)	3,445,000	3,445,000
Series 2005 B-1, SPA: FHLB 0.100% 04/01/40 (09/03/14)	4,925,000	4,925,000
Colorado Total		16,200,000
Illinois – 0.0%
IL University of Illinois
Series 2014 C LOC: Northern Trust Company 0.100% 04/01/44 (09/04/14)	5,300,000	5,300,000
Illinois Total		5,300,000
Indiana – 0.2%
IN Finance Authority Health System
Sisters of St. Francis Health, Series 2008 F, LOC: Bank of New York 0.040% 09/01/48 (09/04/14)	27,935,000	27,934,783
Indiana Total		27,934,783
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT, SPA: FHLB 0.090% 07/01/34 (09/04/14)	4,555,000	4,555,000

See Accompanying Notes to Financial Statements.

5

BofA Money Market Reserves

August 31, 2014

Municipal Bonds (b)(g) (continued)
	Par ($)	Value ($)
Series 2007 C, SPA: FHLB 0.140% 07/01/37 (09/04/14)	590,000	590,000
Series 2007 G, SPA: FHLB 0.120% 01/01/38 (09/04/14)	640,000	640,000
Series 2007, SPA: FHLB 0.120% 01/01/39 (09/04/14)	3,275,000	3,275,000
Series 2009 G, SPA: FHLB 0.140% 01/01/39 (09/04/14)	3,030,000	3,030,000
Iowa Total		12,090,000
Massachusetts – 0.0%
MA Simmons College
Series 2008, LOC: TD Bank N.A. 0.110% 10/01/22 (09/04/14)	4,480,000	4,480,000
Massachusetts Total		4,480,000
Michigan – 0.3%
MI Kent Hospital Finance Authority
Spectrum Health, Series 2008 C, LOC: Bank of New York 0.050% 01/15/26 (09/03/14)	41,080,000	41,080,000
Michigan Total		41,080,000
Missouri – 0.0%
MO St. Louis Industrial Development Authority
St. Louis Art Museum Foundation, Series 2009 B, LOC: U.S. Bank N.A. 0.050% 12/01/40 (09/03/14)	2,110,000	2,110,000
Missouri Total		2,110,000

	Par ($)	Value ($)
New Hampshire – 0.0%
NH Health & Education Facilities Authority
Dartmouth College, Series 2007 C, SPA: JPMorgan Chase Bank 0.070% 06/01/41 (09/03/14)	4,855,000	4,855,000
New Hampshire Total		4,855,000
Ohio – 0.1%
OH Cleveland Department of Public Utilities Division of Water
Series 2008 Q LOC: Bank of Ny Mellon 0.040% 01/01/33 (09/04/14)	16,995,000	16,995,000
Ohio Total		16,995,000
Pennsylvania – 0.1%
PA Philadelphia Airport Revenue
Series 2005 C2, AMT, LOC: Royal Bank of Canada 0.050% 06/15/25 (09/03/14)	13,220,000	13,220,000
Pennsylvania Total		13,220,000
Texas – 0.0%
TX State
Product Development Project, Series 2005 A, SPA: National Australia Bank 0.070% 06/01/45 (09/04/14)	1,475,000	1,475,000
Small Business, Series 2005 B, SPA: National Australia Bank 0.070% 06/01/45 (09/04/14)	1,125,000	1,125,000
Texas Total		2,600,000
Wisconsin – 0.2%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services: Series 2003 B, LOC: U.S. Bank N.A. 0.050% 08/15/33 (09/03/14)	11,650,000	11,650,000

See Accompanying Notes to Financial Statements.

6

BofA Money Market Reserves

August 31, 2014

Municipal Bonds (b)(g) (continued)
	Par ($)	Value ($)
Series 2007, LOC: PNC Bank N.A. 0.050% 08/15/36 (09/03/14)	18,885,000	18,885,000
WI Housing & Economic Development Authority
Series 2006 B, SPA: Bank of Nova Scotia 0.090% 09/01/37 (09/04/14)	4,015,000	4,015,000
Wisconsin Total		34,550,000
Total Municipal Bonds (cost of $226,669,783)		226,669,783
Government & Agency Obligations – 1.3%
U.S. Government Agencies – 1.3%
Federal Farm Credit Bank
0.200% 01/13/16 (09/02/14) (a)(b)	57,730,000	57,726,013
0.230% 04/01/15 (09/02/14) (a)(b)	10,060,000	10,060,000
0.250% 10/20/14 (09/02/14) (a)(b)	60,014,000	60,014,000
Federal National Mortgage Association
0.125% 02/27/15 (09/27/14) (a)(b)	74,000,000	73,990,950
0.166% 01/20/15 (09/20/14) (a)(b)	725,000	725,015
U.S. Government Agencies Total		202,515,978
Total Government & Agency Obligations (cost of $202,515,978)		202,515,978
Corporate Bonds – 0.6%
Bank of Nova Scotia
3.400% 01/22/15	11,750,000	11,893,216
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% 01/22/15 (d)	5,500,000	5,574,738
Commonwealth Bank of Australia
3.750% 10/15/14 (d)	17,795,000	17,869,333
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
3.200% 03/11/15 (d)	1,250,000	1,268,790
National Australia Bank Ltd.
3.750% 03/02/15 (d)	48,807,000	49,661,856
Nordea Bank AB
3.700% 11/13/14 (d)	7,093,000	7,141,625
Royal Bank of Canada
1.150% 03/13/15	2,740,000	2,752,923

	Par ($)	Value ($)
Sumitomo Mitsui Banking Corp./NY
1.900% 01/12/15 (d)	2,975,000	2,991,549
Westpac Banking Corp.
0.484% 01/29/15 (10/29/14) (a)(b)(d)	4,330,000	4,334,602
Total Corporate Bonds (cost of $103,488,632)		103,488,632
Repurchase Agreements – 16.3%
Repurchase agreement with ABN Amro NV, dated 08/29/14, due 09/02/14 at 0.130%, collateralized by corporate bonds and U.S. Government agency obligations with various maturities to 04/01/44, market value $62,099,688 (repurchase proceeds $59,820,864)	59,820,000	59,820,000
Repurchase agreement with ABN Amro Securities LLC, dated 08/29/14, due 09/02/14 at 0.230%, collateralized by common stocks and preferred stock, market value $131,612,865 (repurchase proceeds $119,648,058)	119,645,000	119,645,000
Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 07/15/14, due 09/05/14 at 0.400%, collateralized by preferred stocks and corporate bonds with various maturities to 10/15/39, market value $47,061,908 (repurchase proceeds $42,674,642)	42,650,000	42,650,000
Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 08/01/14, at 0.230%, collateralized by common stocks and preferred stocks, market value $152,197,862 (a)(h)(i)	140,000,000	140,000,000
Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 08/01/14, at 0.280%, collateralized by preferred stock and corporate bonds , market value $137,066,435 (a)(h)(i)	124,445,000	124,445,000

See Accompanying Notes to Financial Statements.

7

BofA Money Market Reserves

August 31, 2014

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 08/29/14, due 09/02/14 at 0.200%, collateralized by common stocks and preferred stocks, market value $194,653,694 (repurchase proceeds $179,468,988)	179,465,000	179,465,000
Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 08/29/14, due 09/02/14 at 0.260%, collateralized by preferred stocks and corporate bonds various maturities to 12/01/40, market value $244,310,287 (repurchase proceeds $221,351,394)	221,345,000	221,345,000
Repurchase agreement with BNP Paribas Securities Corp., dated 08/22/14, due 09/22/14 at 0.220%, collateralized by corporate bonds with various maturities to 05/01/24, market value $59,508,551 (repurchase proceeds $56,681,736) (i)	56,671,000	56,671,000
Repurchase agreement with Credit Suisse Securities USA LLC, dated 08/29/14, due 09/02/14 at 0.200%, collateralized by common stocks, market value $97,252,448 (repurchase proceeds $89,738,789)	89,735,000	89,735,000
Repurchase agreement with Credit Suisse Securities USA LLC, dated 08/29/14, due 10/03/14 at 0.340%, collateralized by common stocks, market value $150,590,876 (repurchase proceeds $139,027,028) (i)	139,000,000	139,000,000
Repurchase agreement with Federal Reserve Bank BNY, dated 08/29/14, due 09/02/14 at 0.050%, collateralized by a U.S.Treasury obligation maturing 02/15/40, market value $300,001,745 (repurchase proceeds $300,001,667)	300,000,000	300,000,000

	Par ($)	Value ($)
Repurchase agreement with HSBC Securities USA, Inc., dated 08/06/14, at 0.150%, collateralized by corporate bonds with various maturities to 07/15/24, market value $74,613,002 (a)(h)(i)	71,060,000	71,060,000
Repurchase agreement with ING Financial Markets LLC, dated 08/29/14, due 09/02/14 at 0.210%, collateralized by common stocks and preferred stock, market value $82,259,922 (repurchase proceeds $74,781,745)	74,780,000	74,780,000
Repurchase agreement with JPMorgan Clearing Corp., dated 06/09/14, due 09/05/14 at 0.480%, collateralized by corporate bonds with various maturities to 11/15/43, market value $16,916,826 (repurchase proceeds $15,378,022)	15,360,000	15,360,000
Repurchase agreement with JPMorgan Clearing Corp., dated 06/16/14, due 09/12/14 at 0.480%, collateralized by corporate bonds with various maturities to 11/15/43, market value $16,962,890 (repurchase proceeds $15,418,069)	15,400,000	15,400,000
Repurchase agreement with JPMorgan Clearing Corp., dated 06/23/14, due 09/22/14 at 0.480%, collateralized by corporate bonds with various maturities to 11/15/43, market value $16,895,145 (repurchase proceeds $15,358,613)	15,340,000	15,340,000
Repurchase agreement with JPMorgan Clearing Corp., dated 06/26/14, due 09/24/14 at 0.480%, collateralized by corporate bonds with various maturities to 11/15/43, market value $33,622,860 (repurchase proceeds $30,571,642)	30,535,000	30,535,000
Repurchase agreement with JPMorgan Clearing Corp., dated 07/31/14, due 10/29/14 at 0.490%, collateralized by corporate bonds with various maturities to 11/15/43, market value $28,290,495 (repurchase proceeds $25,736,489)	25,705,000	25,705,000

See Accompanying Notes to Financial Statements.

8

BofA Money Market Reserves

August 31, 2014

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with JPMorgan Clearing Corp., dated 08/18/14, due 11/17/14 at 0.380%, collateralized by common stocks, market value $18,681,721 (repurchase proceeds $17,421,718)	17,405,000	17,405,000
Repurchase agreement with JPMorgan Clearing Corp., dated 08/25/14, due 11/24/14 at 0.380%, collateralized by common stocks, market value $19,693,690 (repurchase proceeds $18,207,473)	18,190,000	18,190,000
Repurchase agreement with JPMorgan Clearing Corp., dated 08/27/14, due 11/25/14 at 0.380%, collateralized by common stocks, market value $16,422,359 (repurchase proceeds $15,184,412)	15,170,000	15,170,000
Repurchase agreement with JPMorgan Clearing Corp., dated 08/29/14, due 10/14/14 at 0.443%, collateralized by common stocks, market value $96,013,243 (repurchase proceeds $90,050,957) (i)	90,000,000	90,000,000
Repurchase agreement with JPMorgan Clearing Corp., dated 08/29/14, due 10/14/14 at 0.550%, collateralized by corporate bonds with various maturities to 11/15/43, market value $111,226,621 (repurchase proceeds $101,171,051) (i)	101,100,000	101,100,000
Repurchase agreement with JPMorgan Clearing Corp., dated 08/29/14, due 11/28/14 at 0.450%, collateralized by common stocks, market value $26,936,158 (repurchase proceeds $25,028,438) (i)	25,000,000	25,000,000
Repurchase agreement with JPMorgan Clearing Corp., dated 08/29/14, due 11/28/14 at 0.600%, collateralized by corporate bonds with various maturities to 11/15/43, market value $32,625,851 (repurchase proceeds $29,699,977) (i)	29,655,000	29,655,000

	Par ($)	Value ($)
Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 08/25/14, due 09/02/14 at 0.180%, collateralized by corporate bonds with various maturities to 07/15/24, market value $63,664,047 (repurchase proceeds $60,632,425)	60,630,000	60,630,000
Repurchase agreement with RBC Capital Markets, dated 08/26/14, due 09/02/14 at 0.150%, collateralized by corporate bonds with various maturities to 06/19/24, market value $144,641,719 (repurchase proceeds $137,754,018)	137,750,000	137,750,000
Repurchase agreement with SG Americas Securities LLC, dated 08/29/14, due 09/02/14 at 0.150%, collateralized by corporate bonds with various maturities to 07/08/24, market value $235,849,681 (repurchase proceeds $224,618,744)	224,615,000	224,615,000
Repurchase agreement with TD Securities USA LLC, dated 08/29/14, due 09/02/14 at 0.080%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 08/15/44, market value $104,851,900 (repurchase proceeds $102,795,914)	102,795,000	102,795,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 06/10/14, due 09/08/14 at 0.350%, collateralized by corporate bonds with various maturities to 02/01/24, market value $16,262,020 (repurchase proceeds $15,488,541)	15,475,000	15,475,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 06/11/14, due 09/09/14 at 0.350%, collateralized by corporate bonds with various maturities to 05/15/24, market value $33,607,793 (repurchase proceeds $32,028,000)	32,000,000	32,000,000

See Accompanying Notes to Financial Statements.

9

BofA Money Market Reserves

August 31, 2014

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Wells Fargo Securities, LLC, dated 06/16/14, due 09/12/14 at 0.350%, collateralized by corporate bonds with various maturities to 06/15/24, market value $30,473,091 (repurchase proceeds $29,024,811)	29,000,000	29,000,000
Total Repurchase Agreements (cost of $2,619,741,000)		2,619,741,000
Total Investments – 100.0% (cost of $16,086,921,110) (j)		16,086,921,110
Other Assets & Liabilities, Net – 0.0%		1,341,319
Net Assets – 100.0%		16,088,262,429

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities, which are not illiquid, amounted to $4,989,175,989 or 31.0% of net assets for the Fund.

(e)  Collateralized commercial paper.

(f)  Guaranteed by the Kingdom of Belgium, the French Repulic, and the Grand Duchy of Luxembourg.

(g)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(h)  Open repurchase agreement with no specific maturity date.

(i)  This security is subject to a demand feature.

(j)  Cost for federal income tax purposes is $16,086,921,110.

The following table summarizes the inputs used, as of August 31, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$4,042,867,224	$—	$4,042,867,224
Total Commercial Paper	—	3,170,122,088	—	3,170,122,088
Total Asset-Backed Commercial Paper	—	3,137,723,405	—	3,137,723,405
Total Time Deposits	—	2,583,793,000	—	2,583,793,000
Total Municipal Bonds	—	226,669,783	—	226,669,783
Total Government & Agency Obligations	—	202,515,978	—	202,515,978
Total Corporate Bonds	—	103,488,632	—	103,488,632
Total Repurchase Agreements	—	2,619,741,000	—	2,619,741,000
Total Investments	$—	$16,086,921,110	$—	$16,086,921,110

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	25.1
Commercial Paper	19.7
Asset-Backed Commercial Paper	19.5
Time Deposits	16.1
Municipal Bonds	1.4
Government & Agency Obligations	1.3
Corporate Bonds	0.6
83.7
Repurchase Agreements	16.3
Other Assets & Liabilities, Net	0.00
100.0

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities – BofA Money Market Reserves
August 31, 2014

		($)
Assets	Investments, at amortized cost approximating value	13,467,180,110
	Repurchase agreements, at amortized cost approximating value	2,619,741,000
	Total investments, at value	16,086,921,110
	Cash	56
	Receivable for:
	Fund shares sold	341,695
	Interest	3,359,936
	Trustees' deferred compensation plan	47,647
	Prepaid expenses	85,785
	Total Assets	16,090,756,229
Liabilities	Expense reimbursement due to investment advisor	7,830
	Payable for:
	Fund shares repurchased	3,942
	Distributions	138,260
	Investment advisory fee	1,507,408
	Administration fee	534,814
	Pricing and bookkeeping fees	18,079
	Transfer agent fee	37,005
	Trustees' fees	11,470
	Custody fee	64,474
	Distribution and service fees	4,486
	Shareholder administration fee	16,220
	Chief Compliance Officer expenses	5,929
	Trustees' deferred compensation plan	47,647
	Other liabilities	96,236
	Total Liabilities	2,493,800
	Net Assets	16,088,262,429
Net Assets Consist of	Paid-in capital	16,088,275,926
	Overdistributed net investment income	(46,052)
	Accumulated net realized gain	32,555
	Net Assets	16,088,262,429

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities (continued) – BofA Money Market Reserves
August 31, 2014

Adviser Class Shares	Net assets	$280,781,027
	Shares outstanding	280,780,494
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$15,482,699,476
	Shares outstanding	15,482,670,898
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$23,433,986
	Shares outstanding	23,433,932
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$186,801,794
	Shares outstanding	186,801,356
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$8,943,442
	Shares outstanding	8,943,424
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$105,602,704
	Shares outstanding	105,602,522
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

12

Statement of Operations – BofA Money Market Reserves
For the Year Ended August 31, 2014

		($)
Investment Income	Interest	33,957,648
Expenses	Investment advisory fee	24,381,503
	Administration fee	16,094,335
	Service fee:
	Adviser Class Shares	875,117
	Liquidity Class Shares	60,063
	Shareholder administration fee:
	Institutional Class Shares	88,330
	Trust Class Shares	76,356
	Transfer agent fee	280,841
	Pricing and bookkeeping fees	189,178
	Trustees' fees	128,368
	Custody fee	346,464
	Chief Compliance Officer expenses	36,924
	Other expenses	709,233
	Total Expenses	43,266,712
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(16,238,885)
	Fees waived by distributor:
	Adviser Class Shares	(699,915)
	Institutional Class Shares	(564)
	Liquidity Class Shares	(47,430)
	Trust Class Shares	(38,788)
	Net Expenses	26,241,130
	Net Investment Income	7,716,518
	Net realized gain on investments	32,597
	Net Increase Resulting from Operations	7,749,115

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – BofA Money Market Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2014 ($)	2013 ($)
Operations	Net investment income	7,716,518	8,887,020
	Net realized gain on investments	32,597	38,755
	Net increase resulting from operations	7,749,115	8,925,775
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(2,570)	—
	Capital Class Shares	(7,785,813)	(8,723,295)
	Institutional Capital Shares	(17,298)	(39,029)
	Institutional Class Shares	(24,010)	(118,976)
	Liquidity Class Shares	(50)	—
	Trust Class Shares	(492)	(5,720)
	From net realized gains:
	Adviser Class Shares	(876)	(595)
	Capital Class Shares	(37,101)	(16,375)
	Institutional Capital Shares	(50)	(41)
	Institutional Class Shares	(548)	(355)
	Liquidity Class Shares	(17)	(44)
	Trust Class Shares	(168)	(135)
	Total distributions to shareholders	(7,868,993)	(8,904,565)
	Net Capital Stock Transactions	6,516,656,812	(2,098,083,369)
	Total increase (decrease) in net assets	6,516,536,934	(2,098,062,159)
Net Assets	Beginning of period	9,571,725,495	11,669,787,654
	End of period	16,088,262,429	9,571,725,495
	Undistributed (overdistributed) net investment income at end of period	(46,052)	67,663

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets (continued) – BofA Money Market Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	929,071,620	929,071,620	1,340,515,561	1,340,515,562
Distributions reinvested	257	257	37	37
Redemptions	(985,133,846)	(985,133,846)	(1,453,540,931)	(1,453,540,931)
Net decrease	(56,061,969)	(56,061,969)	(113,025,333)	(113,025,332)
Capital Class Shares
Subscriptions	225,633,443,334	225,633,443,334	57,631,706,601	57,631,706,601
Distributions reinvested	5,517,123	5,517,123	6,440,254	6,440,255
Redemptions	(218,995,319,661)	(218,995,319,661)	(59,337,788,478)	(59,337,788,478)
Net increase (decrease)	6,643,640,796	6,643,640,796	(1,699,641,623)	(1,699,641,622)
Institutional Capital Shares
Subscriptions	136,674,176	136,674,176	56,502,246	56,502,246
Distributions reinvested	12,004	12,004	42	42
Redemptions	(122,001,453)	(122,001,453)	(291,590,052)	(291,590,053)
Net increase (decrease)	14,684,727	14,684,727	(235,087,764)	(235,087,765)
Institutional Class Shares
Subscriptions	391,111,945	391,111,945	876,376,034	876,376,033
Distributions reinvested	23,696	23,696	115,059	115,059
Redemptions	(470,393,215)	(470,393,215)	(934,887,010)	(934,887,010)
Net decrease	(79,257,574)	(79,257,574)	(58,395,917)	(58,395,918)
Liquidity Class Shares
Subscriptions	76,047,596	76,047,596	124,147,376	124,147,376
Distributions reinvested	67	67	44	44
Redemptions	(117,669,898)	(117,669,898)	(102,838,230)	(102,838,230)
Net increase (decrease)	(41,622,235)	(41,622,235)	21,309,190	21,309,190
Trust Class Shares
Subscriptions	721,133,575	721,133,575	447,012,036	447,012,036
Redemptions	(685,860,508)	(685,860,508)	(460,253,958)	(460,253,958)
Net increase (decrease)	35,273,067	35,273,067	(13,241,922)	(13,241,922)

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—	(d)	—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—		—		—		—		—
From net realized gains	—	(d)	—	(d)	—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.21%		0.28	%(i)	0.33	%(i)	0.31	%(i)	0.33	%(i)
Waiver/Reimbursement	0.30%		0.23%		0.18%		0.21%		0.19%
Net investment income	—		—	(i)	—	(i)	—	%(h)(i)	—	(i)
Net assets, end of period (000s)	$280,781		$336,848		$449,873		$681,956		$1,399,372

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2014	2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.001		0.001		0.001		—	(e)
Net realized gain (loss) on investments	— (f)	—	(f)	—	(f)	—	(f)	—	(e)
Total from investment operations	0.001	0.001		0.001		0.001		—	(e)
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)		(0.001)		(0.001)		—	(e)
From net realized gains	— (f)	—	(f)	—	(f)	—		—
Total distributions to shareholders	(0.001)	(0.001)		(0.001)		(0.001)		—	(e)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.05%	0.07%		0.14%		0.11%		0.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.16%	0.20	%(i)	0.20	%(i)	0.20	%(i)	0.20	%(i)
Waiver/Reimbursement	0.10%	0.06%		0.06%		0.07%		0.07%
Net investment income	0.05%	0.08	%(i)	0.14	%(i)	0.11	%(i)	0.13	%(i)
Net assets, end of period (000s)	$15,482,699	$8,839,168		$10,538,788		$6,387,295		$8,094,013

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.01 per share.

(f)  Rounds to less than $0.001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2014	2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.001		0.001		0.001		—	(e)
Net realized gain (loss) on investments	— (f)	—	(f)	—	(f)	—	(f)	—	(e)
Total from investment operations	0.001	0.001		0.001		0.001		—	(e)
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)		(0.001)		(0.001)		—	(e)
From net realized gains	— (f)	—	(f)	—	(f)	—		—
Total distributions to shareholders	(0.001)	(0.001)		(0.001)		(0.001)		—	(e)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.05%	0.07%		0.14%		0.11%		0.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.16%	0.20	%(i)	0.20	%(i)	0.20	%(i)	0.20	%(i)
Waiver/Reimbursement	0.10%	0.06%		0.06%		0.07%		0.07%
Net investment income	0.05%	0.11	%(i)	0.14	%(i)	0.11	%(i)	0.13	%(i)
Net assets, end of period (000s)	$23,434	$8,749		$243,840		$213,428		$331,202

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.01 per share.

(f)  Rounds to less than $0.001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.001		0.001		—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	0.001		0.001		—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)		(0.001)		—	(e)
From net realized gains	—	(d)	—	(d)	—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	(0.001)		(0.001)		—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.04%		0.10%		0.07%		0.09%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.20%		0.24	%(h)	0.24	%(h)	0.24	%(h)	0.24	%(h)
Waiver/Reimbursement	0.10%		0.06%		0.06%		0.07%		0.06%
Net investment income	0.01%		0.04	%(h)	0.09	%(h)	0.07	%(h)	0.09	%(h)
Net assets, end of period (000s)	$186,802		$266,063		$324,459		$534,875		$991,882

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—		—		—	(d)	—	(d)	—	(e)
From net realized gains	—	(d)	—	(d)	—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.01%		0.00	%(h)	0.01%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.21%		0.29	%(i)	0.32	%(i)	0.31	%(i)	0.33	%(i)
Waiver/Reimbursement	0.30%		0.23%		0.19%		0.21%		0.19%
Net investment income	—		—	(i)	0.01	%(i)	—	%(h)(i)	—	%(h)(i)
Net assets, end of period (000s)	$8,943		$50,566		$29,257		$47,905		$102,245

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	—	(e)
From net realized gains	—	(d)	—	(d)	—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.01%		0.04%		0.02%		0.03%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.21%		0.27	%(i)	0.30	%(i)	0.29	%(i)	0.30	%(i)
Waiver/Reimbursement	0.15%		0.09%		0.06%		0.08%		0.07%
Net investment income	—		0.01	%(i)	0.04	%(i)	0.02	%(i)	0.03	%(i)
Net assets, end of period (000s)	$105,603		$70,331		$83,572		$111,876		$87,924

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – BofA Money Market Reserves
August 31, 2014

Note 1. Organization

BofA Money Market Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Adviser Class, Capital Class, Institutional Capital, Institutional Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

22

BofA Money Market Reserves, August 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment-grade corporate bonds and equity securities. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

In December 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update ("ASU") No. 2011-11: Disclosures about Offsetting Assets and Liabilities ("netting") on the Statement of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund's financial statements to evaluate the effect or potential effect of netting arrangements on the Fund's financial position.

A Master Repurchase Agreement ("MRA") governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund's interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At August 31, 2014, the Fund's investments in repurchase agreements were subject to enforeceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements
Total Gross amount presented in Statement of Assets and Liabilities	$2,619,741,000
Non-cash Collateral offsetting (1)	$(2,619,741,000)
Net Amount (2)	$—

(1)  At August 31, 2014, the value of the collateral exceeded the value of the related repurchase agreements.

(2)  Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or

23

BofA Money Market Reserves, August 31, 2014

other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 were as follows:

	August 31,
Distributions paid from	2014	2013
Ordinary Income*	$7,868,993	$8,887,057
Long-Term Capital Gains	$—	$17,508

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$124,763	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit

24

BofA Money Market Reserves, August 31, 2014

to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date. In addition, the Advisor, at its discretion, has voluntarily agreed to waive a portion of its Advisory fee. This waiver may be modified or discontinued by the Advisor at any time.

For the year ended August 31, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.11% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2014, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

25

BofA Money Market Reserves, August 31, 2014

Effective February 1, 2013, the Accounting Services Agreement was amended to reflect Shadow Pricing Services pursuant to which State Street provides a daily shadow net asset value calculation for the Fund. Under the agreement, the Fund pays State Street an annual fee of $20,000 paid monthly.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BAC, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Fund and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class Shares	0.15	%*	0.25	%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%		0.25%
Liquidity Class Shares	0.15	%*	0.25	%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

26

BofA Money Market Reserves, August 31, 2014

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

In addition, the Advisor, at its discretion, has voluntarily agreed to bear an additional portion of the Fund's expenses. This voluntary expense limitation may be modified or discontinued by the Advisor at any time.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2017	2016	2015	recovery	ended 08/31/2014
$9,758,129	$7,551,736	$6,172,479	$23,482,344	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2014, the Fund did not borrow under this arrangement.

27

BofA Money Market Reserves, August 31, 2014

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund may be subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund may be subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Retail prime, retail municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

28

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Money Market Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Money Market Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2014

29

Federal Income Tax Information (Unaudited) – BofA Money Market Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

30

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present; Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

31

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2014)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

32

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

33

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Money Market Reserves

Annual Report, August 31, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-MMR-1014

BofA Funds

Annual Report

August 31, 2014

•  BofA Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	31
Federal Income Tax Information	32
Fund Governance	33
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Municipal Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

03/01/14 – 08/31/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Institutional Capital Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.
1

Investment Portfolio – BofA Municipal Reserves

August 31, 2014

Municipal Bonds – 68.4%
	Par ($)	Value ($)
Alaska – 0.2%
AK Valdez Marine Terminal Revenue
Exxon Mobil Corp.,
Series 1993 B, 0.030% 12/01/33 (09/02/14) (a)(b)	2,365,000	2,365,000
Alaska Total		2,365,000
Arizona – 2.4%
AZ Deutsche Bank Spears/Lifers Trust
Dignity Health Obligated Group,
Series 2012-1082, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.140% 03/01/29 (09/04/14) (a)(c)(d)	18,250,000	18,250,000
AZ Maricopa County Industrial Development Authority
Sonora Vista II Apartments,
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.200% 12/01/39 (09/04/14) (a)(c)	815,000	815,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Sunrise Vista Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.200% 06/01/31 (09/04/14) (a)(c)	4,240,000	4,240,000
Arizona Total		23,305,000
Arkansas – 0.0%
AR Development Finance Authority
MERLOTS,
Series 2007 C106, AMT, DPCE: GNMA/FNMA, SPA: Wells Fargo Bank N.A. 0.350% 01/01/35 (09/03/14) (a)(c)(d)	325,000	325,000
Arkansas Total		325,000
California – 4.9%
CA Statewide Communities Development Authority
0.080% 10/06/14	12,500,000	12,500,000

	Par ($)	Value ($)
Jtf Enterprises LLC,
Series 1996 A AMT, LOC: Wells Fargo Bank N.A. 0.110% 09/01/16 (09/03/14) (a)(c)	3,000,000	3,000,000
CA University of California
Series 2013,
0.030% 05/15/48 (09/04/14) (a)(b)	32,550,000	32,550,000
California Total		48,050,000
Colorado – 3.1%
CO Boulder County
Boulder Medical Center PC,
Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.200% 01/01/17 (09/04/14) (a)(c)	785,000	785,000
CO Denver City and County Airport Revenue
Series 2008 A1 AMT,
5.000% 11/15/14	10,000,000	10,098,365
CO Housing & Finance Authority
Series 2003 I AMT,
SPA: FHLB 0.070% 11/01/26 (09/03/14) (a)(c)	19,335,000	19,335,000
Colorado Total		30,218,365
Connecticut – 0.3%
CT Health & Educational Facilities Authority
0.110% 11/05/14	2,200,000	2,200,000
Yale University,
Series 2005 Y-3, 0.030% 07/01/35 (09/02/14) (a)(b)	1,130,000	1,130,000
Connecticut Total		3,330,000
District of Columbia – 0.8%
DC Columbia Enterprise Zone Revenue
House on F Street LLC,
Series 2001, AMT, LOC: Bank of New York 0.070% 05/01/15 (09/04/14) (a)(c)	7,500,000	7,500,000
District of Columbia Total		7,500,000

See Accompanying Notes to Financial Statements.

2

BofA Municipal Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
Florida – 6.1%
FL Highlands County Health Facilities Authority
Adventist Hlth,
Series 2012 I-2 0.040% 11/15/32 (09/04/14) (a)(b)	22,800,000	22,800,000
FL Hillsborough County Industrial Development Authority
Seaboard Tampa Terminals,
Series 1986, AMT, LOC: Northern Trust Co. 0.330% 12/01/16 (09/03/14) (a)(c)	4,250,000	4,250,000
FL Miami-Dade County
Miami Sport,
Series 2009 E, LOC: Wells Fargo Bank N.A. 0.050% 10/01/48 (09/03/14) (a)(c)	7,845,000	7,845,000
FL Palm Beach County
Pine Crest Prep School,
Series 2012 B, LOC: TD Bank N.A. 0.040% 06/01/38 (09/04/14) (a)(c)	17,900,000	17,900,000
FL Sunshine Governmental Financing Commission
0.100% 10/09/14	4,625,000	4,625,000
0.120% 01/07/15	3,200,000	3,200,000
Florida Total		60,620,000
Georgia – 2.5%
GA Atkinson/Coffee Counties Joint Development Authority
Langboard Inc,
Series 2008 AMT, LOC: Wells Fargo Bank N.A. 0.100% 11/01/33 (09/04/14) (a)(c)	16,800,000	16,800,000
GA Atlanta Urban Residential Finance Authority
Series 1992 A, AMT,
LOC: Wells Fargo Bank N.A. 0.200% 12/01/14 (09/04/14) (a)(c)	440,000	440,000
GA Gordon County Development Authority
Nance Carpet & Rug, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.190% 10/01/21 (09/04/14) (a)(c)	1,580,000	1,580,000

	Par ($)	Value ($)
GA Savannah Economic Development Authority
Consolidated Utilities, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.090% 11/01/27 (09/04/14) (a)(c)	4,000,000	4,000,000
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.090% 09/01/19 (09/04/14) (a)(c)	1,400,000	1,400,000
Georgia Total		24,220,000
Idaho – 0.6%
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.250% 09/01/21 (09/04/14) (a)(c)	2,360,000	2,360,000
ID Housing & Finance Association
Balmoral II LP,
Series 2001, AMT, LOC: U.S. Bank N.A. 0.110% 04/01/33 (09/02/14) (a)(c)	3,490,000	3,490,000
Idaho Total		5,850,000
Illinois – 5.0%
IL Chicago
Groot Industries, Inc.,
Series 1995, AMT, LOC: JPMorgan Chase Bank 0.300% 12/01/15 (09/04/14) (a)(c)	300,000	300,000
North Larabee LP,
Series 2001 A, AMT, LOC: BMO Harris Bank N.A. 0.160% 04/01/36 (09/04/14) (a)(c)	4,000,000	4,000,000
Renaissance St. Luke LP,
Series 2004 A, AMT, LOC: BMO Harris Bank N.A. 0.160% 01/01/39 (09/04/14) (a)(c)	3,335,000	3,335,000

See Accompanying Notes to Financial Statements.

3

BofA Municipal Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Finance Authority
Campanya-Turano Bakery,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.500% 08/01/25 (09/04/14) (a)(c)	460,000	460,000
Concordia Place Apartrments LP,
Series 2013 A, AMT, LOC: BMO Harris Bank N.A. 0.180% 01/01/34 (09/04/14) (a)(c)	11,280,000	11,280,000
Decatur Mental Health Center,
Series 1997, AMT, LOC: PNC Bank N.A. 0.160% 05/01/18 (09/04/14) (a)(c)	765,000	765,000
Engineered Polymer,
Valspar Corp., Series 1995, AMT, LOC: Lloyds Bank: 0.200% 08/01/15 (09/04/14) (a)(c)	8,000,000	8,000,000
Groot Industries, Inc.,
Series 2003, AMT, LOC: JPMorgan Chase Bank 0.300% 12/01/23 (09/04/14) (a)(c)	2,850,000	2,850,000
Knead Dough Baking,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.500% 09/01/25 (09/04/14) (a)(c)	100,000	100,000
Lake Towers Associates II LP,
Cinnamon Lake Towers, Series 1997, AMT, DPCE: FHLMC: 0.180% 10/01/23 (09/04/14) (a)(c)	8,565,000	8,565,000
Merug LLC,
Series 2004 A, AMT, LOC: JPMorgan Chase Bank 0.300% 12/01/18 (09/04/14) (a)(c)	1,170,000	1,170,000
University of Chicago,
Series 2001 B3, 0.160% 07/01/36 (03/12/15) (a)(b)	2,400,000	2,400,000

	Par ($)	Value ($)
IL Housing Development Authority
Pontiac Tower Associates III,
Series 2005, AMT, LOC: BMO Harris Bank N.A. 0.180% 09/01/35 (09/04/14) (a)(c)	3,280,000	3,280,000
Sterling Towers Associates II,
Series 2001, AMT, LOC: BMO Harris Bank N.A. 0.180% 10/01/35 (09/04/14) (a)(c)	3,230,000	3,230,000
Illinois Total		49,735,000
Indiana – 1.3%
IN Allen County
Debeere LLC,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.500% 08/01/17 (09/04/14) (a)(c)	900,000	900,000
IN Bond Bank
Series 2014 A,
1.250% 01/06/15	5,220,000	5,238,100
IN St. Joseph County
University Notre Dame Du Lac,
Series 2005, LIQ FAC: Northern Trust Company 0.030% 03/01/40 (09/04/14) (a)(c)	6,200,000	6,200,000
Indiana Total		12,338,100
Iowa – 0.2%
IA Clinton
Sethness Products Company.,
Series 2004, AMT, LOC: Northern Trust Company 0.330% 12/01/22 (09/03/14) (a)(c)	2,100,000	2,100,000
Iowa Total		2,100,000
Kansas – 1.2%
KS Wyandotte County-Kansas City Unified Government
Series 2014 I,
0.180% 03/01/15	11,950,000	11,950,589
Kansas Total		11,950,589

See Accompanying Notes to Financial Statements.

4

BofA Municipal Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
Kentucky – 1.0%
KY Campbellsville-Taylor County Economic Development Authority
Airguard Industries, Inc.,
Series 2001, AMT, LOC: JPMorgan Chase Bank 0.330% 05/01/31 (09/03/14) (a)(c)	7,410,000	7,410,000
KY Clipper Tax-Exempt Certificate Trust
Kentucky Housing Corp.,
Certification of Participation, Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.170% 07/01/35 (09/04/14) (a)(c)	375,000	375,000
KY Hopkinsville
Comefri USA, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.190% 06/01/26 (09/04/14) (a)(c)	2,280,000	2,280,000
Kentucky Total		10,065,000
Louisiana – 0.4%
LA Bank of New York Municipal Certificates Trust
Louisiana State Public Facility Authority
Tulane University Series 2007, LOC: Bank of New York 0.280% 02/15/36 (11/15/14) (a)(c)	3,895,000	3,895,000
Louisiana Total		3,895,000
Massachusetts – 1.5%
MA Haverhill
Series 2014
Insured: State Aid Withholding 1.000% 09/01/15 (e)	5,500,000	5,541,580
MA Lawrence
Series 2013,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 09/01/14	2,000,000	2,000,000
Series 2014 A
Insured: State Aid Withholding 1.000% 06/01/15	3,002,450	3,018,100

	Par ($)	Value ($)
Series 2014,
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 03/01/15	4,000,000	4,012,645
Massachusetts Total		14,572,325
Michigan – 1.2%
MI Higher Education Facilities Authority
University of Detroit Mercy,
Series 2007, LOC: JPMorgan Chase Bank 0.060% 11/01/36 (09/02/14) (a)(c)	5,565,000	5,565,000
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.500% 02/01/16 (09/03/14) (a)(c)	300,000	300,000
MI Strategic Fund
Coastal Container Corp.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.250% 12/01/27 (09/04/14) (a)(c)	4,530,000	4,530,000
Lapeer Technologies LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.450% 02/01/20 (09/03/14) (a)(c)	250,000	250,000
MI Waterford School District
Series 2014
2.000% 05/01/15	1,295,000	1,309,395
Michigan Total		11,954,395
Minnesota – 1.5%
MN East Grand Forks Independent School District No 595
Series 2014
Insured: SD Credit Program 1.250% 09/11/15	3,000,000	3,030,666
MN Eden Prairie
SWB LLC,
Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.180% 11/01/20 (09/04/14) (a)(c)	1,225,000	1,225,000

See Accompanying Notes to Financial Statements.

5

BofA Municipal Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
MN Jenkins
Pequot Tool & Manufacturing, Inc.,
Series 2007, AMT, LOC: Wells Fargo Bank N.A. 0.250% 06/01/27 (09/04/14) (a)(c)	685,000	685,000
MN New London-Spicer Independent School District No 345
Series 2014
Insured: SD Credit Program 1.250% 09/24/15	2,240,000	2,263,701
MN Rural Water Finance Authority, Inc.
Series 2013,
1.000% 01/01/15	6,500,000	6,516,217
MN St Paul Metropolitan Airports Commission
Series 2009
4.000% 01/01/15	1,275,000	1,291,164
Minnesota Total		15,011,748
Missouri – 0.8%
MO Development Finance Board
The Nelson Gallery Foundation,
Series 2008 A, SPA: Northern Trust Company 0.030% 12/01/37 (09/02/14) (a)(c)	5,500,000	5,500,000
MO Health & Educational Facilities Authority
SSM Health Care Corp.,
Series 2014 G 0.040% 06/01/44 (09/03/14) (a)(b)	2,800,000	2,800,000
Missouri Total		8,300,000
Nebraska – 0.5%
NE Lancaster County
MLLC LLC,
Garner Industries, Inc., Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 0.200% 11/01/20 (09/04/14) (a)(c)	2,180,000	2,180,000
NE Omaha Public Power District
0.110% 12/04/14	3,100,000	3,100,000
Nebraska Total		5,280,000

	Par ($)	Value ($)
Nevada – 0.4%
NV Housing Division
Sdashs Apartments Ltd.,
Series 2002 A, AMT, LOC: Wells Fargo Bank N.A. 0.200% 04/01/35 (09/04/14) (a)(c)	3,000,000	3,000,000
NV Sparks
Rix Industries,
Series 2002, AMT, LOC: Wells Fargo Bank N.A. 0.250% 07/01/27 (09/04/14) (a)(c)	880,000	880,000
Nevada Total		3,880,000
New Hampshire – 1.0%
NH Health & Education Facilities Authority
Series 2011 B AMT,
LOC: Royal Bank of Canada 0.110% 12/01/32 (09/04/14) (a)(c)	6,026,000	6,026,000
University System of New Hampshire,
Series 2011 B, 0.100% 07/01/33 (09/02/14) (a)(b)	3,700,000	3,700,000
New Hampshire Total		9,726,000
New Jersey – 5.3%
NJ Borough of Dumont
Series 2014
1.000% 06/24/15	5,673,000	5,701,371
NJ Elizabeth
Series 2014
1.000% 04/10/15	15,000,000	15,069,025
NJ Monmouth County Improvement Authority
Series 2013,
2.000% 12/04/14	1,925,000	1,933,904
NJ Readington
Series 2014,
1.000% 01/29/15	5,675,000	5,692,680
NJ RIB Floater Trust
NJ Healthcare Financing Authority
Series 2013, LOC: Barclays Bank PLC 0.100% 07/03/17 (09/04/14) (a)(c)(d)	11,155,000	11,155,000

See Accompanying Notes to Financial Statements.

6

BofA Municipal Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
NJ Township of East Brunswick
Series 2014
1.000% 03/20/15	4,940,000	4,961,059
NJ Township of Livingston
Series 2014
1.000% 04/15/15	6,000,000	6,028,908
NJ Township of River Vale
Series 2014
1.000% 08/14/15	1,621,000	1,632,064
New Jersey Total		52,174,011
New York – 12.1%
NY Connetquot Central School District of Islip
Series 2013,
Insured: State Aid Withholding 0.500% 09/04/14	2,500,000	2,500,049
NY Corning School District
Series 2014 C
Insured: State Aid Withholding 1.000% 06/25/15	14,800,000	14,900,918
NY Dormitory Authority
City University of NY,
Series 2008 LOC: TD Bank N.A. 0.040% 07/01/31 (09/04/14) (a)(c)	11,100,000	11,100,000
NY Hamburg Central School District
Series 2014,
Insured: State Aid Withholding 0.750% 06/12/15	5,790,000	5,808,831
NY Housing Finance Agency
160 Madison Ave LLC,
Series 2014 A LOC: PNC Bank N.A. 0.030% 11/01/46 (09/02/14) (a)(c)	6,950,000	6,950,000
44th Street Development,
Series 2012 A2 LOC: Wells Fargo Bank N.A. 0.030% 05/01/45 (09/03/14) (a)(c)	15,000,000	15,000,000
NY Liberty Development Corp.
3 World Trade Center LLC,
Series 2011 A1, 0.150% 12/01/49 (12/17/14) (a)(b)	47,000,000	47,000,000

	Par ($)	Value ($)
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2007 A, LOC: HSBC Bank PLC 0.050% 12/01/32 (09/04/14) (a)(c)	2,000,000	2,000,000
NY Tonawanda
Series 2013,
1.000% 09/04/14	3,920,000	3,920,235
NY Triborough Bridge & Tunnel Authority
Series 2002 F,
SPA: Landesbank Hessen-Thüringen 0.050% 11/01/32 (09/02/14) (a)(c)	1,835,000	1,835,000
NY Victor Central School District
Series 2013,
Insured: State Aid Withholding 1.000% 09/26/14	4,100,949	4,103,107
NY White Plains City School District
Series 2014
Insured: State Aid Withholding 1.000% 06/26/15	5,000,000	5,035,229
New York Total		120,153,369
North Carolina – 2.4%
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
ABCO Automation, Inc.,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.200% 07/01/21 (09/04/14) (a)(c)	1,000,000	1,000,000
Snider Tire, Inc.,
Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.200% 10/01/19 (09/04/14) (a)(c)	1,000,000	1,000,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Valspar Corp. Project,
Series 1995, AMT, LOC: Lloyds Bank 0.200% 06/01/15 (09/04/14) (a)(c)	4,500,000	4,500,000

See Accompanying Notes to Financial Statements.

7

BofA Municipal Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Medical Care Commission
Caromont Health Obl Grp,
Series 2003 B LOC: Wells Fargo Bank N.A. 0.050% 08/15/34 (09/03/14) (a)(c)	7,590,000	7,590,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC,
Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.200% 01/01/28 (09/04/14) (a)(c)	4,230,000	4,230,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.090% 03/01/27 (09/04/14) (a)(c)	5,000,000	5,000,000
North Carolina Total		23,320,000
Ohio – 0.3%
OH Cuyahoga County
Corporate Wings,
Series 2005, AMT, LOC: U.S. Bank N.A. 0.250% 04/01/25 (09/04/14) (a)(c)	835,000	835,000
OH Lucas County
American Capital Properties,
Series 1999, AMT, LOC: PNC Bank N.A. 0.120% 10/01/18 (09/04/14) (a)(c)	1,495,000	1,495,000
OH Solon
JTM Products, Inc., Project,
Series 2001, AMT, LOC: PNC Bank N.A. 0.120% 06/01/21 (09/04/14) (a)(c)	965,000	965,000
Ohio Total		3,295,000

	Par ($)	Value ($)
Pennsylvania – 1.4%
PA Economic Development Financing Authority
Pittsburgh Allegheny County,
Series 2002 A3, AMT, LOC: PNC Bank N.A. 0.160% 04/01/22 (09/04/14) (a)(c)	800,000	800,000
PA Lawrence County Industrial Development Authority
Doren, Inc.,
Series 2004, AMT, LOC: PNC Bank N.A. 0.160% 12/01/15 (09/04/14) (a)(c)	1,700,000	1,700,000
PA Philadelphia Authority for Industrial Development
Series 2007 B2
LOC: TD Bank N.A. 0.040% 10/01/30 (09/04/14) (a)(c)	11,750,000	11,750,000
Pennsylvania Total		14,250,000
Puerto Rico – 2.5%
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.250% 09/01/15 (09/04/14) (a)(c)(d)	25,055,000	25,055,000
Puerto Rico Total		25,055,000
South Carolina – 1.4%
SC Association of Governmental Organizations
Series 2014 A
1.000% 03/02/15	9,725,000	9,767,062
SC Jobs-Economic Development Authority
Quoizel, Inc.,
Series 1996, AMT, LOC: Branch Banking & Trust 0.090% 05/01/16 (09/04/14) (a)(c)	625,000	625,000
Watson Engineering, Inc.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.120% 09/01/27 (09/04/14) (a)(c)	3,830,000	3,830,000
South Carolina Total		14,222,062

See Accompanying Notes to Financial Statements.

8

BofA Municipal Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
Texas – 2.1%
TX Port of Port Arthur Navigation District
DPCE: Total S.A.:
Series 1998, AMT, 0.140% 05/01/33 (09/03/14) (a)(b)	3,300,000	3,300,000
Series 2000 B, AMT,
0.130% 05/01/35 (09/03/14) (a)(b)	10,000,000	10,000,000
TX State
Series 2014
1.500% 08/31/15 (e)	7,300,000	7,398,773
Texas Total		20,698,773
Virginia – 2.0%
VA Deutsche Bank Spears/Lifers Trust
Richmond VA Redevelopment & Housing Authority,
Series 2011, AMT, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.190% 10/01/29 (09/04/14) (a)(c)(d)	18,030,000	18,030,000
VA Fairfax County Economic Development Authority
Szivic Family LLC,
Series 2006, AMT, LOC: Branch Banking & Trust 0.190% 09/01/26 (09/04/14) (a)(c)	1,300,000	1,300,000
Virginia Total		19,330,000
Washington – 1.3%
WA Economic Development Finance Authority
RMI Investors LLC,
Series 2001 F, AMT, LOC: Wells Fargo Bank N.A. 0.200% 08/01/26 (09/04/14) (a)(c)	2,410,000	2,410,000
WA Pierce County Economic Development Corp.
Sumner Leasing LLC,
Quality Stamping Project, Series 2006, AMT, LOC: FHLB 0.250% 12/01/36 (09/04/14) (a)(c)	1,805,000	1,805,000

	Par ($)	Value ($)
WA Port of Seattle Industrial Development Corp.
Crowley Marine Services,
Series 2001, AMT, LOC: DNB NOR Bank ASA 0.160% 12/31/21 (09/03/14) (a)(c)	8,700,000	8,700,000
Washington Total		12,915,000
Wisconsin – 0.7%
WI Ashland
Larson-Juhl U.S. LLC,
Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.250% 07/01/20 (09/05/14) (a)(c)	1,945,000	1,945,000
WI Health & Educational Facilities Authority
Bay Area Medical Center, Inc.,
Series 2008, LOC: BMO Harris N.A. 0.040% 02/01/38 (09/02/14) (a)(c)	3,785,000	3,785,000
WI Public Finance Authority
Glenridge on Palmer Ranch,
Series 2011 B, LOC: Bank of Scotland 0.080% 06/01/41 (09/02/14) (a)(c)	1,560,000	1,560,000
Wisconsin Total		7,290,000
Total Municipal Bonds (cost of $677,294,737)		677,294,737
Closed-End Investment Companies – 21.8%
Other – 21.8%
Nuveen Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.140% 12/01/40 (09/04/14) (a)(c)(d)	100,000,000	100,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
Series 2010, AMT,
LIQ FAC: JPMorgan Chase Bank 0.130% 03/01/40 (09/04/14) (a)(c)(d)	77,200,000	77,200,000

See Accompanying Notes to Financial Statements.

9

BofA Municipal Reserves

August 31, 2014

Closed-End Investment Companies (continued)
	Par ($)	Value ($)
Nuveen Quality Income Municipal Fund, Inc.
Series 2010,
LIQ FAC: JPMorgan Chase Bank 0.130% 12/01/40 (09/04/14) (a)(c)(d)	38,500,000	38,500,000
Other Total		215,700,000
Total Closed-End Investment Companies (cost of $215,700,000)		215,700,000
Short-Term Obligations – 11.0%
Variable Rate Demand Notes – 11.0%
FHLMC Multi-Family VRD Certificates
0.110% 11/15/34 (09/04/14) (a)(b)	9,744,644	9,744,644
0.110% 02/15/35 (09/04/14) (a)(b)	9,354,081	9,354,081
0.110% 08/15/45 (09/04/14) (a)(b)	53,004,441	53,004,441
0.110% 01/15/47 (09/04/14) (a)(b)	36,929,300	36,929,300
Variable Rate Demand Notes Total		109,032,466
Total Short-Term Obligations (cost of $109,032,466)		109,032,466
Total Investments – 101.2% (cost of $1,002,027,203) (f)		1,002,027,203
Other Assets & Liabilities, Net – (1.2)%		(12,214,807)
Net Assets – 100.0%		989,812,396

Notes to Investment Portfolio:

(a)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities, which are not illiquid, amounted to $288,515,000 or 29.1% of net assets for the Fund.

(e)  Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f)  Cost for federal income tax purposes is $1,002,027,203.

The following table summarizes the inputs used, as of August 31, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$677,294,737	$—	$677,294,737
Total Closed-End Investment Companies	—	215,700,000	—	215,700,000
Total Short-Term Obligations	—	109,032,466	—	109,032,466
Total Investments	$—	$1,002,027,203	$—	$1,002,027,203

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	68.4
Closed-End Investment Companies	21.8
90.2
Short-Term Obligations	11.0
Other Assets & Liabilities, Net	(1.2)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTs	Municipal Exempt Receipts – Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities – BofA Municipal Reserves
August 31, 2014

		($)
Assets	Investments, at amortized cost approximating value	1,002,027,203
	Cash	54,135
	Receivable for:
	Fund shares sold	110,000
	Interest	781,634
	Expense reimbursement due from investment advisor	23,921
	Trustees' deferred compensation plan	11,749
	Prepaid expenses	20,298
	Total Assets	1,003,028,940
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	12,940,353
	Fund shares repurchased	44,857
	Distributions	5
	Investment advisory fee	79,449
	Administration fee	23,416
	Pricing and bookkeeping fees	13,256
	Transfer agent fee	6,270
	Trustees' fees	2,994
	Audit fee	48,000
	Custody fee	6,398
	Chief Compliance Officer expenses	1,540
	Trustees' deferred compensation plan	11,749
	Other liabilities	38,257
	Total Liabilities	13,216,544
	Net Assets	989,812,396
Net Assets Consist of	Paid-in capital	989,996,546
	Undistributed net investment income	88,447
	Accumulated net realized loss	(272,597)
	Net Assets	989,812,396

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities (continued) – BofA Municipal Reserves
August 31, 2014

Adviser Class Shares	Net assets	$37,714,819
	Shares outstanding	37,704,987
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$368,500,596
	Shares outstanding	368,398,352
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$19,291,955
	Shares outstanding	19,286,917
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$18,705,478
	Shares outstanding	18,700,616
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$14,038,727
	Shares outstanding	14,035,065
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$152,994
	Shares outstanding	152,954
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$76,936
	Shares outstanding	76,916
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$531,330,891
	Shares outstanding	531,192,731
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

12

Statement of Operations – BofA Municipal Reserves
For the Year Ended August 31, 2014

		($)
Investment Income	Interest	2,036,794
Expenses	Investment advisory fee	1,866,329
	Administration fee	1,104,219
	Distribution fee:
	Daily Class Shares	77,099
	Investor Class Shares	206
	Service fee:
	Adviser Class Shares	106,340
	Daily Class Shares	55,071
	Investor Class Shares	515
	Liquidity Class Shares	4,274
	Shareholder administration fee:
	Institutional Class Shares	6,474
	Trust Class Shares	640,702
	Transfer agent fee	30,582
	Pricing and bookkeeping fees	146,833
	Trustees' fees	31,401
	Custody fee	22,094
	Chief Compliance Officer expenses	9,447
	Other expenses	396,569
	Total Expenses	4,498,155
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,570,891)
	Fees waived by distributor:
	Adviser Class Shares	(106,288)
	Daily Class Shares	(132,123)
	Institutional Class Shares	(6,404)
	Investor Class Shares	(720)
	Liquidity Class Shares	(4,265)
	Trust Class Shares	(640,670)
	Net Expenses	2,036,794
	Net Investment Income	—
	Net realized gain on investments	29,268
	Net Increase Resulting from Operations	29,268

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – BofA Municipal Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2014 ($)	2013 ($)
Operations	Net investment income	—	514,568
	Net realized gain on investments	29,268	37,248
	Reimbursement by Investment Advisor	—	35,560
	Net increase resulting from operations	29,268	587,376
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	—	(19,154)
	Capital Class Shares	—	(800,561)
	Daily Class Shares	—	(11,422)
	Institutional Capital Shares	—	(19,697)
	Institutional Class Shares	—	(16,310)
	Investor Class	—	(90)
	Liquidity Class Shares	—	(2,048)
	Trust Class Shares	—	(227,213)
	Total distributions to shareholders	—	(1,096,495)
	Net Capital Stock Transactions	(411,986,076)	(1,160,486,255)
	Total decrease in net assets	(411,956,808)	(1,160,995,374)
Net Assets	Beginning of period	1,401,769,204	2,562,764,578
	End of period	989,812,396	1,401,769,204
	Undistributed net investment income at end of period	88,460	509,024

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	299,107,499	299,107,499	244,035,993	244,035,993
Distributions reinvested	—	—	1,839	1,839
Redemptions	(288,914,688)	(288,914,688)	(266,753,426)	(266,753,426)
Net increase (decrease)	10,192,811	10,192,811	(22,715,594)	(22,715,594)
Capital Class Shares
Subscriptions	827,315,416	827,315,416	2,080,050,275	2,080,050,275
Distributions reinvested	—	—	326,408	326,408
Redemptions	(1,129,796,747)	(1,129,796,747)	(3,223,321,662)	(3,223,321,662)
Net decrease	(302,481,331)	(302,481,331)	(1,142,944,979)	(1,142,944,979)
Daily Class Shares
Subscriptions	207,626	207,626	500,364	500,364
Redemptions	(6,677,278)	(6,677,278)	(14,891,749)	(14,891,749)
Net decrease	(6,469,652)	(6,469,652)	(14,391,385)	(14,391,385)
Institutional Capital Shares
Subscriptions	2,455,970	2,455,970	35,556,026	35,556,026
Distributions reinvested	—	—	11,804	11,804
Redemptions	(15,439,333)	(15,439,333)	(33,854,115)	(33,854,115)
Net increase (decrease)	(12,983,363)	(12,983,363)	1,713,715	1,713,715
Institutional Class Shares
Subscriptions	30,210,000	30,210,000	133,462,204	133,462,204
Distributions reinvested	—	—	15,010	15,010
Redemptions	(38,263,755)	(38,263,755)	(200,612,463)	(200,612,463)
Net decrease	(8,053,755)	(8,053,755)	(67,135,249)	(67,135,249)
Investor Class Shares
Subscriptions	—	—	21,000	21,000
Distributions reinvested	—	—	66	66
Redemptions	(92,757)	(92,757)	(14,816)	(14,816)
Net increase (decrease)	(92,757)	(92,757)	6,250	6,250
Liquidity Class Shares
Subscriptions	10,000	10,000	200,000	200,000
Distributions reinvested	—	—	2,048	2,048
Redemptions	(5,495,003)	(5,495,003)	(1,741,782)	(1,741,782)
Net decrease	(5,485,003)	(5,485,003)	(1,539,734)	(1,539,734)
Trust Class Shares
Subscriptions	879,849,557	879,849,557	963,503,552	963,503,552
Redemptions	(966,462,583)	(966,462,583)	(876,982,831)	(876,982,831)
Net increase (decrease)	(86,613,026)	(86,613,026)	86,520,721	86,520,721

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2014	2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—		—	(d)	—	(d)	0.0001
Net realized gain on investments	— (d)	—	(d)	—		—		—
Total from investment operations	— (d)	—	(d)	—	(d)	—	(d)	0.0001
Less Distributions to Shareholders:
From net investment income	—	—	(d)	—	(d)	—		(0.0001)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00%	0.04	%(g)	0.00	%(h)	0.00%		0.00	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.16%	0.22	%(i)	0.29	%(i)	0.34	%(i)	0.39	%(i)
Waiver/Reimbursement	0.38%	0.31%		0.23%		0.18%		0.13%
Net investment income	—	—	(i)	—	%(h)(i)	—	%(h)(i)	0.01	%(i)
Net assets, end of period (000s)	$37,715	$27,518		$50,243		$168,505		$329,108

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2014	2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	(d)	0.001		0.001		0.0019
Net realized gain on investments	— (d)	—	(d)	—		—		—
Total from investment operations	— (d)	—	(d)	0.001		0.001		0.0019
Less Distributions to Shareholders:
From net investment income	—	—	(d)	(0.001)		(0.001)		(0.0019)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00%	0.07	%(g)	0.09%		0.14%		0.19%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.16%	0.20	%(h)	0.20	%(h)	0.20	%(h)	0.20	%(h)
Waiver/Reimbursement	0.13%	0.08%		0.07%		0.07%		0.06%
Net investment income	—	0.04	%(h)	0.09	%(h)	0.14	%(h)	0.18	%(h)
Net assets, end of period (000s)	$368,501	$670,991		$1,814,346		$2,825,365		$3,619,465

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2014	2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—		—	(c)	—	(c)	—
Net realized gain on investments	— (c)	—	(c)	—		—		—
Total from investment operations	— (c)	—	(c)	—	(c)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	—	(c)	—	(c)	—	(c)	—
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.00%	0.04	%(f)	0.00	%(g)	0.00	%(g)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.16%	0.23	%(h)	0.29	%(h)	0.35	%(h)	0.39	%(h)
Waiver/Reimbursement	0.73%	0.65%		0.58%		0.52%		0.47%
Net investment income	—	—	(h)	—	%(g)(h)	—	%(g)(h)	—	(h)
Net assets, end of period (000s)	$19,292	$25,761		$40,160		$88,455		$452,671

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2014	2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	(e)	0.001		0.001		0.0019
Net realized gain on investments	— (e)	—	(e)	—		—		—
Total from investment operations	— (e)	—	(e)	0.001		0.001		0.0019
Less Distributions to Shareholders:
From net investment income	—	—	(e)	(0.001)		(0.001)		(0.0019)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00%	0.07	%(h)	0.09%		0.14%		0.19%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.16%	0.19	%(i)(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.13%	0.09%		0.07%		0.07%		0.06%
Net investment income	—	0.03	%(j)	0.09	%(j)	0.14	%(j)	0.19	%(j)
Net assets, end of period (000s)	$18,705	$31,689		$29,978		$21,696		$25,943

(a)  On October 1, 2011, Class Z shares were converted to Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(d)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2014	2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	(d)	0.001		0.001		0.0015
Net realized gain on investments	— (d)	—	(d)	—		—		—
Total from investment operations	— (d)	—	(d)	0.001		0.001		0.0015
Less Distributions to Shareholders:
From net investment income	—	—	(d)	(0.001)		(0.001)		(0.0015)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00%	0.05	%(g)	0.05%		0.10%		0.15%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.16%	0.22	%(h)	0.24	%(h)	0.24	%(h)	0.24	%(h)
Waiver/Reimbursement	0.17%	0.10%		0.07%		0.07%		0.06%
Net investment income	—	0.02	%(h)	0.05	%(h)	0.10	%(h)	0.15	%(h)
Net assets, end of period (000s)	$14,039	$22,092		$89,248		$159,867		$328,101

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2014	2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—		—		—		—	(d)
Net realized gain on investments	— (e)	—	(e)	—		—		—
Total from investment operations	— (e)	—	(e)	—		—		—	(d)
Less Distributions to Shareholders:
From net investment income	—	—	(e)	—		—		—	(d)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00%	0.04	%(h)	0.00%		0.00%		0.00	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.16%	0.23	%(j)	0.29	%(j)	0.34	%(j)	0.39	%(j)
Waiver/Reimbursement	0.48%	0.40%		0.33%		0.28%		0.22%
Net investment income	—	—	(j)	—	(j)	—	(j)	—	%(i)(j)
Net assets, end of period (000s)	$153	$246		$240		$218		$245

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.0001 per share.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2014	2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—		—	(d)	—	(d)	0.0004
Net realized gain on investments	— (d)	—	(d)	—		—		—
Total from investment operations	— (d)	—	(d)	—	(d)	—	(d)	0.0004
Less Distributions to Shareholders:
From net investment income	—	—	(d)	—	(d)	—	(d)	(0.0004)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00%	0.04	%(g)	0.00	%(h)	0.01%		0.04%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.18%	0.23	%(i)	0.29	%(i)	0.33	%(i)	0.34	%(i)
Waiver/Reimbursement	0.36%	0.30%		0.23%		0.19%		0.17%
Net investment income	—	—	(i)	—	%(h)(i)	0.01	%(i)	0.06	%(i)
Net assets, end of period (000s)	$77	$5,563		$7,104		$8,184		$12,882

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2014	2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—		—	(d)	—	(d)	0.0009
Net realized gain on investments	— (d)	—	(d)	—		—		—
Total from investment operations	— (d)	—	(d)	—	(d)	—	(d)	0.0009
Less Distributions to Shareholders:
From net investment income	—	—	(d)	—	(d)	—	(d)	(0.0009)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00%	0.04	%(g)	0.01%		0.05%		0.09%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.16%	0.22	%(h)	0.28	%(h)	0.29	%(h)	0.30	%(h)
Waiver/Reimbursement	0.23%	0.16%		0.09%		0.08%		0.06%
Net investment income	—	—	(h)	0.01	%(h)	0.05	%(h)	0.09	%(h)
Net assets, end of period (000s)	$531,331	$617,909		$531,446		$551,600		$351,866

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Notes to Financial Statements – BofA Municipal Reserves
August 31, 2014

Note 1. Organization

BofA Municipal Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

24

BofA Municipal Reserves, August 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2014, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses and earnings and profits distributed to shareholders on the redemption of shares were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(420,577)	$—	$420,577

25

BofA Municipal Reserves, August 31, 2014

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 were as follows:

	August 31,
Distributions paid from	2014	2013
Tax-Exempt Income	$—	$776,314
Ordinary Income*	$—	$320,181

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$88,447	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

As of August 31, 2014, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$226,472

As of August 31, 2014, the Fund had post-Effective Date capital losses as follows:

Short-Term Losses
$46,125

Capital loss carry forwards of $29,268 were utilized by the Fund during the year ended August 31, 2014.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

26

BofA Municipal Reserves, August 31, 2014

For the year ended August 31, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2014, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BAC, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Fund and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

27

BofA Municipal Reserves, August 31, 2014

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2017	2016	2015	recovery	ended 08/31/2014
$1,115,571	$1,634,583	$2,382,610	$5,132,764	$—

28

BofA Municipal Reserves, August 31, 2014

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2014, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement")

29

BofA Municipal Reserves, August 31, 2014

and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Retail prime, retail municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

30

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Municipal Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Municipal Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2014

31

Federal Income Tax Information (Unaudited) – BofA Municipal Reserves

The Fund will notify shareholders in January 2015 of amounts, if any, for use in preparing 2014 income tax returns.

32

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present; Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

33

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2014)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

34

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

35

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Municipal Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Municipal Reserves

Annual Report, August 31, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-MNR-1014

BofA Funds

Annual Report

August 31, 2014

•  BofA New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	21
Federal Income Tax Information	22
Fund Governance	23
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA New York Tax-Exempt Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

03/01/14 – 08/31/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.45	0.76	0.77	0.15
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.50	0.71	0.71	0.14 (a)
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.45	0.76	0.77	0.15
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.45	0.76	0.77	0.15

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares,fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

1

Investment Portfolio – BofA New York Tax-Exempt Reserves

August 31, 2014

Municipal Bonds – 88.1%
	Par ($)	Value ($)
New York – 79.6%
NY Amherst Development Corp.
Asbury Pointe, Inc.,
Series 2011 A, LOC: M&T Bank 0.070% 02/01/35 (09/04/14) (a)(b)	3,810,000	3,810,000
NY Bedford Central School District
Series 2014
Insured: State Aid Withholding 1.000% 07/17/15	1,196,248	1,203,744
NY Brewster Central School District
Series 2014,
Insured: State Aid Withholding 1.250% 01/30/15	607,419	609,294
NY Bronxville Union Free School District
Series 2013,
Insured: State Aid Withholding 1.000% 09/19/14	4,100,000	4,101,472
NY Cheektowaga Central School District
Series 2014,
Insured: State Aid Withholding 3.000% 12/01/14	1,330,000	1,339,227
NY City Trust for Cultural Resources
Lincoln Ctr Perform Arts,
Series 2008 A1 LOC: JPMorgan Chase Bank N.A. 0.040% 12/01/35 (09/02/14) (a)(b)	1,510,000	1,510,000
NY City Water & Sewer System
Series 2013
SPA: TD Bank N.A. 0.040% 06/15/49 (09/02/14) (a)(b)	1,200,000	1,200,000
NY Clarence Central School District
Series 2014
Insured: State Aid Withholding 1.000% 07/16/15	1,937,500	1,947,910
NY Clipper Tax-Exempt Certificate Trust
New York Dormitory Authority,
Series 2007, LIQ FAC: State Street Bank & Trust Co. 0.080% 11/15/26 (09/04/14) (a)(b)	15,125,000	15,125,000

	Par ($)	Value ($)
NY Connetquot Central School District of Islip
Series 2013,
Insured: State Aid Withholding 0.500% 09/04/14	2,700,000	2,700,053
NY County of Sullivan
Series 2014,
1.000% 03/06/15	7,350,000	7,377,267
NY County of Ulster
Series 2013 A,
1.000% 11/14/14	1,224,500	1,226,056
NY Dormitory Authority
Catholic Health System,
Series 2008, LOC: HSBC Bank USA N.A. 0.050% 07/01/34 (09/04/14) (a)(b)	6,945,000	6,945,000
City University of NY,
Series 2008 LOC: TD Bank N.A. 0.040% 07/01/31 (09/04/14) (a)(b)	2,400,000	2,400,000
Northern Westchester Hospital,
Series 2009, LOC: TD Bank N.A. 0.040% 11/01/34 (09/04/14) (a)(b)	1,370,000	1,370,000
Pratt Institute,
Series 2009 B, LOC: TD Bank N.A. 0.100% 07/01/34 (09/04/14) (a)(b)	5,620,000	5,620,000
St John's University,
Series 2008 B2 LOC: U.S. Bank N.A. 0.040% 07/01/37 (09/04/14) (a)(b)	1,775,000	1,775,000
Wagner College,
Series 2009, LOC: TD Bank N.A. 0.040% 07/01/38 (09/03/14) (a)(b)	7,600,000	7,600,000
NY Erie County Industrial Development Agency
Series 2011 B,
Insured: State Aid Withholding 5.000% 05/01/15	1,000,000	1,031,897

See Accompanying Notes to Financial Statements.

2

BofA New York Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2012,
Insured: State Aid Withholding LIQ FAC: Deutsche Bank A.G. 0.090% 05/01/31 (09/04/14) (a)(b)(c)	2,735,000	2,735,000
NY Fayetteville-Manlius Central School District
Series 2014
Insured: State Aid Withholding 1.000% 07/17/15	7,000,000	7,048,218
NY Green County
Series 2014,
1.000% 03/27/15	7,000,000	7,029,337
NY Hamburg Central School District
Series 2014,
Insured: State Aid Withholding 0.750% 06/12/15	4,000,000	4,013,009
NY Housing Finance Agency
44th Street Development,
Series 2011 A1 LOC: Wells Fargo Bank N.A. 0.030% 05/01/45 (09/03/14) (a)(b)	7,895,000	7,895,000
L&M 93rd Street LLC,
250 West 93rd St., Series 2005 A, AMT, LOC: Landesbank Hessen-Thüringen: 0.070% 11/01/38 (09/03/14) (a)(b)	5,650,000	5,650,000
Midtown West B LLC,
505 West 37th St. Series 2009 A, LOC: Landesbank Hessen-Thüringen: 0.050% 05/01/42 (09/02/14) (a)(b)	5,300,000	5,300,000
NY Liberty Development Corp.
3 World Trade Center LLC,
Series 2011 A1, 0.150% 12/01/49 (12/17/14) (b)(d)	4,000,000	4,000,000
NY Livingston County Industrial Development Agency
Red Jacket/Nicholas,
Series 2007 A, LOC: HSBC Bank USA N.A. 0.050% 07/01/19 (09/04/14) (a)(b)	1,187,000	1,187,000

	Par ($)	Value ($)
NY Monroe County Industrial Development Agency
Nazareth College of Rochester,
Series 2008, LOC: JPMorgan Chase Bank 0.050% 04/01/38 (09/03/14) (a)(b)	1,755,000	1,755,000
St. Ann's Home for the Aged,
Series 2000, LOC: HSBC Bank USA N.A. 0.070% 07/01/30 (09/03/14) (a)(b)	6,325,000	6,325,000
NY Mortgage Agency
Series 2014,
0.185% 10/01/14	2,935,000	2,935,000
NY Nassau Health Care Corp.
Series 2009 C2,
LOC: Wells Fargo Bank N.A. 0.090% 08/01/29 (10/07/14) (a)(b)	5,365,000	5,365,000
NY New York City Housing Development Corp.
RBNB Wall Street Owner,
Series 2005 A, LOC: Landesbank Hessen-Thüringen 0.060% 12/01/36 (09/03/14) (a)(b)	6,500,000	6,500,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2002 1,
LIQ FAC: Landesbank Hessen-Thüringen 0.050% 11/01/22 (09/03/14) (a)(b)	1,340,000	1,340,000
Series 2012 C5
LOC: Sumitomo Mitsui Banking 0.040% 11/01/41 (09/04/14) (a)(b)	15,000,000	15,000,000
NY New York City
Series 1995 F-4,
LOC: Landesbank Hessen-Thüringen 0.050% 02/15/20 (09/03/14) (a)(b)	2,100,000	2,100,000
NY Oneida County Industrial Development Agency
Champion Home Builders Co.,
Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.090% 06/01/29 (09/04/14) (a)(b)	6,820,000	6,820,000

See Accompanying Notes to Financial Statements.

3

BofA New York Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
Economic Development Growth Enterprises,
Series 2001, AMT, LOC: Bank of New York 0.070% 06/01/26 (09/04/14) (a)(b)	2,070,000	2,070,000
NY Port Authority of New York & New Jersey
Series 2014 AMT,
LIQ FAC: Citibank N.A. 0.100% 03/01/22 (09/04/14) (a)(b)(c)	2,050,000	2,050,000
NY Putnam County Industrial Development Agency
United Cerebral Palsy of Putnam,
Series 2005 B,
LOC: TD Bank N.A. 0.050% 12/01/30 (09/04/14) (a)(b)	1,100,000	1,100,000
NY RIB Floater Trust Various States
New York City Municipal Water Finance Authority
Series 2013, LIQ FAC: Barclays Bank PLC 0.060% 06/15/44 (09/04/14) (a)(b)(c)	2,000,000	2,000,000
NY Riverhead Industrial Development Agency
Series 2007,
LOC: M&T Bank 0.080% 07/01/32 (09/04/14) (a)(b)	9,490,000	9,490,000
NY Rockland County Industrial Development Agency
Rockland Jewish Community Center,
Series 2007, LOC: Wells Fargo Bank N.A. 0.030% 12/01/32 (09/04/14) (a)(b)	3,900,000	3,900,000
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2007 A, LOC: HSBC Bank PLC 0.050% 12/01/32 (09/04/14) (a)(b)	6,880,000	6,880,000
NY Town of Southampton
Series 2013,
2.000% 09/01/14	1,000,000	1,000,000

	Par ($)	Value ($)
NY Town of Webster
Series 2013,
1.000% 10/01/14	5,038,700	5,041,462
NY Town of West Seneca
Series 2014 A
1.000% 07/30/15	2,500,000	2,516,575
NY Triborough Bridge & Tunnel Authority
Series 2005 B-2A,
Insured: Government of Authority, LOC: California Public Employees Retirement System 0.040% 01/01/32 (09/02/14) (a)(b)	5,500,000	5,500,000
NY Village of Kings Point
Series 2014
1.000% 07/31/15	3,590,000	3,612,829
NY Westchester County Industrial Development Agency
Community Housing Innovations,
Series 2001, LOC: M&T Bank 0.110% 08/01/26 (09/04/14) (a)(b)	3,025,000	3,025,000
New York Total		210,075,350
Puerto Rico – 8.5%
PR Deutsche Bank Spears/Lifers Trust
Series 2008 627A,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.340% 08/01/54 (09/04/14) (a)(b)(c)	6,048,000	6,048,000
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.250% 09/01/15 (09/04/14) (a)(b)(c)	16,330,000	16,330,000
Puerto Rico Total		22,378,000
Total Municipal Bonds (cost of $232,453,350)		232,453,350

See Accompanying Notes to Financial Statements.

4

BofA New York Tax-Exempt Reserves

August 31, 2014

Closed-End Investment Companies – 11.8%
	Par ($)	Value ($)
New York – 11.8%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013,
LIQ FAC: Citibank N.A.: 0.110% 08/01/40 (09/04/14) (a)(b)(c)	16,800,000	16,800,000
0.110% 12/01/40 (09/04/14) (a)(b)(c)	2,000,000	2,000,000
NY Nuveen Performance Plus Fund, Inc.
Series 2010, AMT,
LIQ FAC: Deutsche Bank AG 0.140% 03/01/40 (09/04/14) (a)(b)(c)	12,200,000	12,200,000
New York Total		31,000,000
Total Closed-End Investment Companies (cost of $31,000,000)		31,000,000
Total Investments – 99.9% (cost of $263,453,350) (e)		263,453,350
Other Assets & Liabilities, Net – 0.1%		232,990
Net Assets – 100.0%		263,686,340

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities, which are not illiquid, amounted to $60,163,000 or 22.8% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(e)  Cost for federal income tax purposes is $263,453,350.

The following table summarizes the inputs used, as of August 31, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$232,453,350	$—	$232,453,350
Total Closed-End Investment Companies	—	31,000,000	—	31,000,000
Total Investments	$—	$263,453,350	$—	$263,453,350

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	88.1
Closed-End Investment Companies	11.8
99.9
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA New York Tax-Exempt Reserves
August 31, 2014

		($)
Assets	Investments, at amortized cost approximating value	263,453,350
	Cash	59,464
	Receivable for:
	Interest	261,482
	Expense reimbursement due from investment advisor	9,784
	Trustees' deferred compensation plan	278
	Prepaid expenses	3,344
	Total Assets	263,787,702
Liabilities	Payable for:
	Investment advisory fee	18,929
	Administration fee	2,476
	Pricing and bookkeeping fees	7,281
	Transfer agent fee	1,743
	Trustees' fees	2,560
	Audit fee	35,000
	Legal fee	21,326
	Custody fee	1,519
	Chief Compliance Officer expenses	1,325
	Trustees' deferred compensation plan	278
	Other liabilities	8,925
	Total Liabilities	101,362
	Net Assets	263,686,340
Net Assets Consist of	Paid-in capital	263,662,210
	Undistributed net investment income	512
	Accumulated net realized gain	23,618
	Net Assets	263,686,340

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA New York Tax-Exempt Reserves
August 31, 2014

Capital Class Shares	Net assets	$65,299,502
	Shares outstanding	65,282,322
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$56,978
	Shares outstanding	56,963
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$1,033,082
	Shares outstanding	1,032,812
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$197,296,778
	Shares outstanding	197,244,582
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA New York Tax-Exempt Reserves
For the Year Ended August 31, 2014

		($)
Investment Income	Interest	429,909
Expenses	Investment advisory fee	436,577
	Administration fee	209,393
	Distribution fee:
	Investor Class Shares	1,282
	Service fee:
	Investor Class Shares	3,206
	Shareholder administration fee:
	Institutional Class Shares	113
	Trust Class Shares	213,109
	Transfer agent fee	5,181
	Pricing and bookkeeping fees	85,243
	Trustees' fees	26,807
	Custody fee	8,030
	Legal fees	119,367
	Chief Compliance Officer expenses	7,831
	Other expenses	89,881
	Total Expenses	1,206,020
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(558,327)
	Fees waived by distributor:
	Institutional Class Shares	(114)
	Investor Class Shares	(4,485)
	Trust Class Shares	(213,185)
	Net Expenses	429,909
	Net Investment Income	—
	Net realized gain on investments	23,621
	Net Increase Resulting from Operations	23,621

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2014 ($)	2013 ($)
Operations	Net investment income	—	23,307
	Net realized gain on investments	23,621	13,574
	Net increase resulting from operations	23,621	36,881
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(5,131)	(33,087)
	Institutional Class Shares	(4)	(88)
	Investor Class Shares	(117)	(125)
	Trust Class Shares	(15,934)	(23,382)
	From net realized gains:
	Capital Class Shares	(3,288)	—
	Institutional Class Shares	(3)	—
	Investor Class Shares	(75)	—
	Trust Class Shares	(10,211)	—
	Total distributions to shareholders	(34,763)	(56,682)
	Net Capital Stock Transactions	(47,867,703)	(50,953,374)
	Total decrease in net assets	(47,878,845)	(50,973,175)
Net Assets	Beginning of period	311,565,185	362,538,360
	End of period	263,686,340	311,565,185
	Undistributed net investment income at end of period	512	23,282

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA New York Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	90,289,685	90,289,685	228,167,446	228,167,446
Distributions reinvested	—	—	1	1
Redemptions	(121,275,378)	(121,275,378)	(233,026,009)	(233,026,008)
Net decrease	(30,985,693)	(30,985,693)	(4,858,562)	(4,858,561)
Institutional Class Shares
Subscriptions	—	—	10,000	10,000
Distributions reinvested	7	7	88	88
Redemptions	(420,027)	(420,027)	—	—
Net increase (decrease)	(420,020)	(420,020)	10,088	10,088
Investor Class Shares
Subscriptions	4,989,311	4,989,311	7,780,253	7,780,253
Distributions reinvested	21	21	17	17
Redemptions	(5,403,658)	(5,403,658)	(7,995,922)	(7,995,922)
Net decrease	(414,326)	(414,326)	(215,652)	(215,652)
Trust Class Shares
Subscriptions	320,008,603	320,008,603	378,728,778	378,728,778
Distributions reinvested	151	151	242	242
Redemptions	(336,056,418)	(336,056,418)	(424,618,269)	(424,618,269)
Net decrease	(16,047,664)	(16,047,664)	(45,889,249)	(45,889,249)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	0.001		0.001		0.0012
Net realized gain on investments	—	(e)	—	(e)	—	(e)	—		—
Total from investment operations	—	(e)	—	(e)	0.001		0.001		0.0012
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	(0.001)		(0.001)		(0.0012)
From net realized gains	—	(e)	—		—	(e)	—		—
Total distributions to shareholders	—	(e)	—	(e)	(0.001)		(0.001)		(0.0012)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.03%		0.12%		0.14%		0.12%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.15%		0.18	%(h)	0.20	%(h)	0.20	%(h)	0.20	%(h)
Waiver/Reimbursement	0.19%		0.15%		0.13%		0.15%		0.09%
Net investment income	—		0.02	%(h)	0.06	%(h)	0.14	%(h)	0.11	%(h)
Net assets, end of period (000s)	$65,300		$96,293		$101,154		$85,820		$123,141

(a)  On October 1, 2011, G-Trust shares and Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.001		0.001		0.0008
Net realized gain on investments	—	(d)	—	(d)	—	(d)	—		—
Total from investment operations	—	(d)	—	(d)	0.001		0.001		0.0008
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)		(0.001)		(0.0008)
From net realized gains	—	(d)	—		—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	(0.001)		(0.001)		(0.0008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01%		0.02%		0.08%		0.10%		0.08%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.14	%(g)	0.20	%(h)	0.24	%(h)	0.24	%(h)	0.24	%(h)
Waiver/Reimbursement	0.24%		0.18%		0.13%		0.15%		0.09%
Net investment income	—		0.01	%(h)	0.03	%(h)	0.09	%(h)	0.07	%(h)
Net assets, end of period (000s)	$57		$477		$467		$881		$95,095

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2014		2013		2012 (a)		2011		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—		—
Net realized gain on investments	—	(d)	—	(d)	—	(d)	—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—		—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—		—
From net realized gains	—	(d)	—		—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01%		0.01%		0.05%		0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.15%		0.21	%(g)	0.26	%(g)	0.31	%(g)	0.32	%(g)
Waiver/Reimbursement	0.54%		0.48%		0.42%		0.49%		0.42%
Net investment income	—		—	(g)	—	(g)	—	(g)	—	(g)
Net assets, end of period (000s)	$1,033		$1,448		$1,663		$365		$21,052

(a)  On October 1, 2011, the Investor Class shares of the Fund commenced operations and the Class A shares of the Fund converted into the Investor Class shares of the Fund. The financial information of the Fund's Investor Class shares prior to this conversion is that of the Class A shares.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		0.001		—	(d)	0.0003
Net realized gain on investments	—	(d)	—	(d)	—	(d)	—		—
Total from investment operations	—	(d)	—	(d)	0.001		—	(d)	0.0003
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)		—	(d)	(0.0003)
From net realized gains	—	(d)	—		—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	(0.001)		—	(d)	(0.0003)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01%		0.01%		0.05%		0.05%		0.03%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.15%		0.21	%(g)	0.26	%(g)	0.29	%(g)	0.29	%(g)
Waiver/Reimbursement	0.29%		0.23%		0.17%		0.16%		0.10%
Net investment income	—		—	(g)	—	%(g)(h)	0.05	%(g)	0.03	%(g)
Net assets, end of period (000s)	$197,297		$213,347		$259,254		$294,169		$391,472

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – BofA New York Tax-Exempt Reserves
August 31, 2014

Note 1. Organization

BofA New York Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Capital Class, Institutional Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. The following changes to the Fund's share classes occurred on October 1, 2011: Investor Class shares commenced operations; Class A shares were converted into Investor Class shares; and G-Trust shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.

15

BofA New York Tax-Exempt Reserves, August 31, 2014

Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2014, permanent book and tax basis differences resulting primarily from differing treatments for prior year undistributed tax-exempt income and non-deductible excise tax were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(1,584)	$—	$1,584

16

BofA New York Tax-Exempt Reserves, August 31, 2014

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 were as follows:

	August 31,
Distributions paid from	2014	2013
Tax-Exempt Income	$21,186	$50,153
Ordinary Income*	$3	$6,529
Long-Term Capital Gains	$13,574	$—

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$512	$23,618	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

17

BofA New York Tax-Exempt Reserves, August 31, 2014

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2014, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BAC, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Fund and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Investor Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares	0.10%	0.10%
Shareholder Servicing Plan:
Investor Class Shares	0.25%	0.25%

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

18

BofA New York Tax-Exempt Reserves, August 31, 2014

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2017	2016	2015	recovery	ended 08/31/2014
$405,813	$460,655	$547,553	$1,414,021	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2014, the Fund did not borrow under this arrangement.

19

BofA New York Tax-Exempt Reserves, August 31, 2014

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of New York, and its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of New York. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Retail prime, retail municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

20

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA New York Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA New York Tax-Exempt Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2014

21

Federal Income Tax Information (Unaudited) – BofA New York Tax-Exempt Reserves

For the fiscal year ended August 31, 2014, 100.00% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

22

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present; Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

23

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2014)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

24

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014 Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

25

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA New York Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

BofA New York Tax-Exempt Reserves

Annual Report, August 31, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-NYTE-1014

BofA Funds

Annual Report

August 31, 2014

•  BofA Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	35
Report of Independent Registered Public Accounting Firm	41
Federal Income Tax Information	42
Fund Governance	43
Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Tax-Exempt Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

03/01/14 – 08/31/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Institutional Capital Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Investment Portfolio – BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds – 99.5%
	Par ($)	Value ($)
Alabama – 0.8%
AL Special Care Facilities Financing Authority
Altapointe Health Systems,
Mental Health Center, Inc., Series 2001, LOC: Wells Fargo Bank N.A. 0.200% 07/01/21 (09/05/14) (a)(b)	2,150,000	2,150,000
AL Tuscaloosa County Industrial Development Authority
Hunt Refining Company,
Series 2011 A LOC: Sumitomo Mitsui Banking 0.040% 06/01/28 (09/03/14) (a)(b)	30,000,000	30,000,000
Alabama Total		32,150,000
Arizona – 0.5%
AZ Deutsche Bank Spears/Lifers Trust
Dignity Health Obligated Group,
Series 2012-1082, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.140% 03/01/29 (09/04/14) (a)(b)(c)	12,245,000	12,245,000
AZ Phoenix Industrial Development Authority
Pilgrim Rest Foundation, Inc.,
Series 2005 A, LOC: JPMorgan Chase Bank 0.100% 10/01/30 (09/04/14) (a)(b)	5,850,000	5,850,000
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001, LOC: Wells Fargo Bank N.A. 0.200% 12/01/21 (09/04/14) (a)(b)	1,390,000	1,390,000
Arizona Total		19,485,000
Arkansas – 0.1%
AR Fort Smith
Mitsubishi Power System of America,
Series 2010, LOC: Bank Tokyo-Mitsubishi UFJ 0.070% 10/01/40 (09/04/14) (a)(b)	5,930,000	5,930,000
Arkansas Total		5,930,000

	Par ($)	Value ($)
California – 4.6%
CA City of Los Angeles
Series 2014
1.500% 06/25/15	1,000,000	1,011,286
CA Deutsche Bank Spears/Lifers Trust
California State Health Facility - Dignity Health,
Series 2012-1083, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.130% 03/01/28 (09/04/14) (a)(b)(c)	13,000,000	13,000,000
Golden State Tobacco Securitization Corp.,
Series 2012-1103, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.120% 06/01/35 (09/04/14) (a)(b)(c)	10,740,000	10,740,000
Los Angeles County Housing Authority,
Series 2011-1008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.140% 10/01/31 (09/04/14) (a)(b)(c)	9,595,000	9,595,000
CA Irvine Ranch Water District
Series 2011 A-1,
0.060% 10/01/37 (09/04/14) (b)(d)	5,900,000	5,900,000
Series 2011 A-2,
0.060% 10/01/37 (09/04/14) (b)(d)	11,680,000	11,680,000
CA Metropolitan Water District of Southern California
Series 2001 B3
SPA: Royal Bank of Canada 0.020% 07/01/35 (09/04/14) (a)(b)	16,000,000	16,000,000
Series 2011 A-1,
0.070% 07/01/36 (09/04/14) (b)(d)	13,000,000	13,000,000
Series 2011 A-3,
0.070% 07/01/36 (09/04/14) (b)(d)	20,000,000	20,000,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente,
Series 2011 E-21, LOC: Royal Bank of Canada 0.050% 10/01/15 (09/04/14) (a)(b)(c)	15,900,000	15,900,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
CA San Jose Redevelopment Agency
Series 1996 B,
LOC: JPMorgan Chase Bank 0.140% 10/10/14	2,825,000	2,825,000
CA Statewide Communities Development Authority
Kaiser Permanente:
Series 04-K, 0.140% 03/02/15	7,000,000	7,000,000
Series 09-D,
0.130% 05/05/15	15,000,000	15,000,000
Series 9B-4,
0.140% 01/27/15	30,000,000	30,000,000
CA University of California
Series 2013,
0.030% 05/15/48 (09/04/14) (b)(d)	17,600,000	17,600,000
California Total		189,251,286
Colorado – 1.0%
CO City of Colorado Springs
Fine Arts Center,
Series 2006, LOC: Wells Fargo Bank N.A. 0.050% 07/01/21 (09/04/14) (a)(b)	6,825,000	6,825,000
CO Clipper Tax-Exempt Certificate Trust
Colorado Springs CO Utilities Revenue
Series 2012 5A, LIQ FAC: State Street Bank & Trust Co. 0.050% 11/15/30 (09/04/14) (a)(b)(c)	9,810,000	9,810,000
CO Educational & Cultural Facilities Authority
JFMC Facilities Corp.,
Series 2009 C-7, LOC: U.S. Bank N.A. 0.040% 03/01/39 (09/02/14) (a)(b)	9,985,000	9,985,000
CO Fitzsimons Redevelopment Authority
University Physicians Inc,
Series 2002, LOC: U.S. Bank N.A. 0.050% 01/01/25 (09/04/14) (a)(b)	12,545,000	12,545,000

	Par ($)	Value ($)
CO Jefferson County
Rocky Mountain Butterfly Consortium,
Series 1998, LOC: Wells Fargo Bank N.A. 0.150% 06/01/28 (09/04/14) (a)(b)	1,270,000	1,270,000
Colorado Total		40,435,000
Connecticut – 1.6%
CT Fairfield
Series 2013
2.000% 01/01/15	1,710,000	1,720,249
CT Greenwich
Series 2014
2.000% 01/15/15	5,640,000	5,678,803
CT Health & Educational Facilities Authority
0.110% 11/05/14	8,800,000	8,800,000
Eastern Connecticut Health,
Series 2010 E, LOC: TD Bank N.A. 0.050% 07/01/34 (09/04/14) (a)(b)	750,000	750,000
Lawrence & Mem Corp. Oblig.,
Series 2013 H, LOC: TD Bank N.A. 0.040% 07/01/34 (09/03/14) (a)(b)	1,300,000	1,300,000
The Hotchkiss School,
Series 2000 A, SPA: U.S. Bank N.A. 0.050% 07/01/30 (09/04/14) (a)(b)	500,000	500,000
The Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A. 0.050% 07/01/30 (09/03/14) (a)(b)	1,900,000	1,900,000
Wesleyan University:
Series 2010 H 0.030% 07/01/40 (09/04/14) (b)(d)	300,000	300,000
Series 2010,
LIQ FAC: Citibank N.A. 0.050% 01/01/18 (09/04/14) (a)(b)(c)	1,400,000	1,400,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
Par ($)	Value ($)
Westover School,
Series 2007 B, LOC: TD Bank N.A. 0.050% 07/01/30 (09/04/14) (a)(b)	1,560,000	1,560,000
CT Ridgefield
Series 2013
1.000% 12/16/14	5,000,000	5,012,016
CT South Windsor
Series 2014:
1.000% 02/10/15	11,700,000	11,743,532
1.000% 02/18/15	6,320,000	6,344,971
CT Special Tax Revenue
Series 2013,
LIQ FAC: Citibank N.A. 0.050% 01/01/21 (09/04/14) (a)(b)(c)	8,000,000	8,000,000
CT Stafford
Series 2014
1.000% 08/04/15	3,500,000	3,526,442
CT State of Connecticut
Series 2011 D
5.000% 11/01/14	7,100,000	7,157,131
Connecticut Total	65,693,144
Delaware – 0.9%
DE BB&T Municipal Trust
Series 2008-1007,
LOC: Branch Banking & Trust 0.150% 04/10/22 (09/04/14) (a)(b)(c)	15,875,000	15,875,000
Series 2008-1033,
LOC: Branch Banking & Trust 0.150% 06/01/24 (09/04/14) (a)(b)	6,435,000	6,435,000
DE New Castle County
CHF	-	Delaware LLC,
University Courtyard Apartments, Series 2005, LOC: PNC Bank N.A. 0.050% 08/01/31 (09/04/14) (a)(b)	15,735,000	15,735,000
Delaware Total	38,045,000

	Par ($)	Value ($)
District of Columbia – 0.9%
DC District of Columbia
American University,
Series 2003 A, LOC: Wells Fargo Bank N.A. 0.040% 06/01/33 (09/04/14) (a)(b)	5,600,000	5,600,000
Series 2013 A,
0.090% 12/01/14 (09/04/14) (b)(d)	22,800,000	22,800,000
Series 2014
LIQ FAC: Citibank N.A. 0.050% 12/01/26 (09/04/14) (a)(b)(c)	6,190,000	6,190,000
DC RIB Floater Trust
District of Columbia Income Tax Secured Revenue
Series 2013, LIQ FAC: Barclays Bank PLC 0.070% 12/01/35 (09/04/14) (a)(b)(c)	4,200,000	4,200,000
District of Columbia Total		38,790,000
Florida – 6.1%
FL Broward County Health Facilities Authority
Henderson Mental Health Center,
Series 2004, LOC: Northern Trust Co. 0.060% 07/01/29 (09/03/14) (a)(b)	1,200,000	1,200,000
FL Deutsche Bank Spears/Lifers Trust
Palm Coast Florida Utility System Revenue,
Series 2008-579, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.140% 10/01/24 (09/04/14) (a)(b)(c)	5,200,000	5,200,000
FL Eclipse Funding Trust
Miami-Dade County School Board,
Series 2007, LOC: U.S. Bank N.A. 0.050% 05/01/32 (09/04/14) (a)(b)(c)	4,480,000	4,480,000
Volusia County School Board
Series 2007, LOC: U.S. Bank N.A. 0.050% 08/01/32 (09/04/14) (a)(b)(c)	14,535,000	14,535,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Highlands County Health Facilities Authority
Adventist Hlth,
Series 2012 I-2 0.040% 11/15/32 (09/04/14) (b)(d)	18,400,000	18,400,000
FL Jacksonville Economic Development Commission
North Florida Shipyards, Inc.,
Series 2010, LOC: Branch Banking & Trust 0.040% 09/01/20 (09/04/14) (a)(b)	2,875,000	2,875,000
FL Lakeland
Florida Southern College,
Series 2012 B, LOC: TD Bank N.A. 0.040% 09/01/24 (09/04/14) (a)(b)	9,005,000	9,005,000
FL Miami-Dade County Educational Facilities Authority
University of Miami,
Series 2008-2710, GTY AGMT: Wells Fargo Co., LIQ FAC: Wells Fargo Co. 0.070% 04/01/38 (09/04/14) (a)(b)(c)	14,820,000	14,820,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Jewish Community,
Series 2002, LOC: Northern Trust Co. 0.060% 04/01/32 (09/03/14) (a)(b)	5,695,000	5,695,000
FL Miami-Dade County
Miami Sport,
Series 2009 E, LOC: Wells Fargo Bank N.A. 0.050% 10/01/48 (09/03/14) (a)(b)	32,135,000	32,135,000
Series 2003 B
LOC: TD Bank N.A. 0.040% 04/01/43 (09/03/14) (a)(b)	7,000,000	7,000,000
FL North Broward Hospital District
Series 2007
LOC: Wells Fargo Bank N.A. 0.040% 01/15/27 (09/04/14) (a)(b)	3,800,000	3,800,000

	Par ($)	Value ($)
FL Orlando-Orange County Expressway Authority
Series 2008 B-1,
LOC: Bank of Montreal 0.040% 07/01/40 (09/04/14) (a)(b)	21,005,000	21,005,000
Series 2008 B2,
LOC: TD Bank N.A. 0.040% 07/01/40 (09/04/14) (a)(b)	55,800,000	55,800,000
FL Palm Beach County
Pine Crest Prep School,
Series 2012 B, LOC: TD Bank N.A. 0.040% 06/01/38 (09/04/14) (a)(b)	9,575,000	9,575,000
Zoological Society of Palm Beach,
Series 2001, LOC: Northern Trust Co. 0.060% 05/01/31 (09/03/14) (a)(b)	7,150,000	7,150,000
FL RBC Municipal Products, Inc. Trust
Series 2013 E
LOC: Royal Bank of Canada SPA: Royal Bank of Canada 0.050% 01/09/17 (09/04/14) (a)(b)(c)	7,505,000	7,505,000
FL Sunshine Governmental Financing Commission
0.120% 01/07/15	11,800,000	11,800,000
Series H,
0.100% 10/09/14	15,000,000	15,000,000
Florida Total		246,980,000
Georgia – 0.6%
GA BB&T Municipal Trust
Series 2008-1014,
LOC: Branch Banking & Trust 0.150% 09/01/23 (09/04/14) (a)(b)(c)	15,435,000	15,435,000
GA Clipper Tax-Exempt Certificate Trust
Georgia State,
Series 2007, Pre-refunded in U.S. Treasuries, LIQ FAC: State Street Bank & Trust Co. 0.050% 03/01/18 (09/04/14) (a)(b)	9,995,000	9,995,000
Georgia Total		25,430,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
Illinois – 5.2%
IL Chicago Heights
Chicago Heights Fitness,
Series 2002 A, LOC: JPMorgan Chase Bank 0.150% 03/01/17 (09/04/14) (a)(b)	635,000	635,000
IL Deutsche Bank Spears/Lifers Trust
Chicago Illinois Board of Education:
Series 2007-306, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.130% 12/01/25 (09/04/14) (a)(b)(c)	5,285,000	5,285,000
Series 2007-443,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.120% 12/01/31 (09/04/14) (a)(b)(c)	8,820,000	8,820,000
Kane, Cook & Du Page Counties School District No. 46,
Series 2007-425, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.130% 01/01/23 (09/04/14) (a)(b)(c)	11,525,000	11,525,000
McHenry County Community Unit School
District No. 200 Woodstock, Series 2007-420, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.120% 01/15/26 (09/04/14) (a)(b)(c)	27,065,000	27,065,000
IL Development Finance Authority
American Academy of Dermatology,
Series 2001, LOC: JPMorgan Chase Bank 0.100% 04/01/21 (09/04/14) (a)(b)	3,500,000	3,500,000
American College of Surgeons,
Series 1996, LOC: Northern Trust Co. 0.060% 08/01/26 (09/05/14) (a)(b)	18,642,000	18,642,000
IL Finance Authority
Advocate Healthcare Network,
Series 2003 A 0.130% 11/15/22 (07/16/15) (b)(d)	5,000,000	5,000,000

	Par ($)	Value ($)
Advocate Healthcare Network,
Series 2003 C, 0.170% 11/15/22 (05/01/15) (b)(d)	5,425,000	5,425,000
AdvocateHealthcare Network,
Series 2008 0.130% 11/01/38 (07/16/15) (b)(d)	5,000,000	5,000,000
Elmhurst College:
Series 2003, LOC: BMO Harris N.A. 0.050% 03/01/33 (09/04/14) (a)(b)	9,450,000	9,450,000
Series 2007,
LOC: BMO Harris N.A. 0.050% 02/01/42 (09/04/14) (a)(b)	12,500,000	12,500,000
Francis W. Parker School,
Series 1999, LOC: BMO Harris N.A., LOC: Northern Trust Co.: 0.060% 04/01/29 (09/03/14) (a)(b)	4,100,000	4,100,000
IV Healthcorp, Inc.,
Series 2009, LOC: BMO Harris N.A. 0.070% 12/01/39 (09/04/14) (a)(b)	21,560,000	21,560,000
Lake Forest Academy,
Series 2000, LOC: Northern Trust Co. 0.050% 12/01/24 (09/03/14) (a)(b)	6,000,000	6,000,000
Lake Forest Open Lands,
Series 1999, LOC: Northern Trust Co. 0.060% 08/01/33 (09/03/14) (a)(b)	7,150,000	7,150,000
Marwen Foundation Inc,
Series 2008 LOC: Northern Trust Co. 0.060% 05/01/43 (09/04/14) (a)(b)	5,080,000	5,080,000
Search Development Center,
Series 2007, LOC: JPMorgan Chase Bank 0.090% 12/01/37 (09/04/14) (a)(b)	9,965,000	9,965,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
Steppenwolf Theatre Co.,
Series 2013, LOC: Northern Trust Co. 0.050% 03/01/43 (09/04/14) (a)(b)	5,675,000	5,675,000
University of Chicago,
Series 2001 B3, 0.160% 07/01/36 (03/12/15) (b)(d)	7,600,000	7,600,000
IL Housing Development Authority Multi-Family
Brookhaven Apartments Associates LP,
Series 2008, Credit Support: FHLMC, SPA: FHLMC 0.120% 08/01/38 (09/04/14) (a)(b)	7,145,000	7,145,000
IL Village of Brookfield
Chicago Zoological Society,
Series 2008, LOC: Northern Trust Co. 0.060% 06/01/38 (09/03/14) (a)(b)	23,140,000	23,140,000
Illinois Total		210,262,000
Indiana – 3.7%
IN Crawfordsville Industrial Development Authority
Acuity Brands,
National Services Industries, Inc., Series 1991, LOC: Wells Fargo Bank N.A. 0.150% 06/01/21 (09/04/14) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
Decatur Township Indiana Multi-School Building Corp.,
Series 2008-683, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.120% 01/15/23 (09/04/14) (a)(b)(c)	8,230,000	8,230,000
Dyer Indiana Redevelopment Authority,
Series 2008-573, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.140% 07/15/18 (09/04/14) (a)(b)(c)	6,945,000	6,945,000

	Par ($)	Value ($)
IN Development Finance Authority
Goodwill Industries,
Series 2005, LOC: PNC Bank N.A. 0.070% 01/01/27 (09/04/14) (a)(b)	5,425,000	5,425,000
Rehabilitation Center, Inc.,
Series 2002, LOC: Wells Fargo Bank N.A. 0.200% 07/01/17 (09/04/14) (a)(b)	600,000	600,000
IN Finance Authority
ArcelorMittal,
Ispat Inland, Inc., Series 2005, LOC: Rabobank Nederland: 0.060% 06/01/35 (09/03/14) (a)(b)	25,480,000	25,480,000
Goodwill Industries,
Series 2006, LOC: JPMorgan Chase Bank 0.100% 12/01/36 (09/04/14) (a)(b)	7,800,000	7,800,000
Lutheran Child & Family Services,
Series 2005, LOC: PNC Bank N.A. 0.070% 11/01/27 (09/04/14) (a)(b)	4,155,000	4,155,000
IN Health Facility Finance Authority
Anthony Wayne Rehabilitation Center,
Series 2001, LOC: Wells Fargo Bank N.A. 0.150% 02/01/31 (09/04/14) (a)(b)	2,030,000	2,030,000
Community Hospital of Lagrange,
Series 2007, LOC: PNC Bank N.A. 0.050% 11/01/32 (09/04/14) (a)(b)	21,115,000	21,115,000
Community Hospital,
Series 2000 A, LOC: Wells Fargo Bank N.A. 0.040% 07/01/28 (09/04/14) (a)(b)	16,000,000	16,000,000
Southern Indiana Rehab Hospital,
Series 2001, LOC: JPMorgan Chase Bank 0.150% 04/01/20 (09/04/14) (a)(b)	990,000	990,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Lawrenceburg
Indiana Michigan Power Co.,
Series 2008 H, LOC: Bank of Nova Scotia 0.050% 11/01/21 (09/04/14) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
Indiana Finance Authority Highway Revenue,
Series 2007, GTY AGMT: Wells Fargo Bank N.A., LIQ FAC: Wells Fargo Bank N.A. 0.100% 06/01/29 (09/04/14) (a)(b)	6,405,000	6,405,000
IN St. Joseph County
South Bend Medical Foundation, Inc.,
Series 2000, LOC: PNC Bank N.A. 0.070% 08/01/20 (09/04/14) (a)(b)	8,760,000	8,760,000
University Notre Dame Du Lac,
Series 2005, LIQ FAC: Northern Trust Co. 0.030% 03/01/40 (09/04/14) (a)(b)	25,500,000	25,500,000
Indiana Total		151,435,000
Iowa – 0.2%
IA Higher Education Loan Authority
Des Moines University Osteopath:
Series 2003, LOC: U.S. Bank N.A. 0.040% 10/01/33 (09/02/14) (a)(b)	4,695,000	4,695,000
Series 2004,
LOC: U.S. Bank N.A. 0.040% 10/01/24 (09/02/14) (a)(b)	4,400,000	4,400,000
IA Woodbury County
June E. Nylan Cancer Center,
Siouxland Regional Cancer Center, Series 1998 A, LOC: Wells Fargo Bank N.A. 0.150% 12/01/14 (09/04/14) (a)(b)	475,000	475,000
Iowa Total		9,570,000

	Par ($)	Value ($)
Kansas – 1.2%
KS Department of Transportation
Series 2004 C1,
SPA: Wells Fargo Bank N.A. 0.040% 09/01/21 (09/03/14) (a)(b)	10,000,000	10,000,000
KS Wyandotte County-Kansas City Unified Government
Series 2014 I,
0.180% 03/01/15	33,190,000	33,191,637
Series 2014
0.180% 03/01/15	5,005,000	5,005,247
Kansas Total		48,196,884
Kentucky – 0.9%
KY Economic Development Finance Authority
Baptist Healthcare System,
Series 2009 B4 LOC: Branch Banking & Trust 0.040% 08/15/38 (09/04/14) (a)(b)	29,255,000	29,255,000
KY Morehead League of Cities Funding Trust
Series 2004 A,
LOC: U.S. Bank N.A. 0.060% 06/01/34 (09/05/14) (a)(b)	9,420,500	9,420,500
Kentucky Total		38,675,500
Louisiana – 0.4%
LA Bank of New York Municipal Certificates Trust
Louisiana State Public Facility Authority
Tulane University Series 2007, LOC: Bank of New York 0.280% 02/15/36 (11/15/14) (a)(b)	12,395,000	12,395,000
LA Public Facilities Authority
Southern Ionics, Inc.,
Series 2008, LOC: Wells Fargo Bank N.A. 0.050% 04/01/18 (09/04/14) (a)(b)	5,000,000	5,000,000
Louisiana Total		17,395,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
Maine – 0.2%
ME Eclipse Funding Trust
Maine Health & Higher Educational Facility Authority,
Series 2007, LOC: U.S. Bank N.A. 0.050% 07/01/37 (09/04/14) (a)(b)(c)	9,805,000	9,805,000
Maine Total		9,805,000
Maryland – 0.7%
MD Baltimore County Economic Development Authority
Torah Institute of Baltimore,
Series 2004, LOC: Branch Banking & Trust 0.040% 07/01/24 (09/04/14) (a)(b)	2,380,000	2,380,000
MD Bel Air Economic Development Authority
Harford Day School, Inc.,
Series 2007, LOC: Branch Banking & Trust 0.040% 10/01/33 (09/04/14) (a)(b)	3,850,000	3,850,000
MD Montgomery County Housing Opportunities Commission
Series 2011 A,
LOC: TD Bank N.A. 0.050% 01/01/49 (09/04/14) (a)(b)	7,650,000	7,650,000
MD Prince George's County
Series 2007-2128,
GTY AGMT: Wells Fargo Bank N.A., LIQ FAC: Wells Fargo Bank N.A. 0.050% 07/01/34 (09/04/14) (a)(b)(c)	13,710,000	13,710,000
Maryland Total		27,590,000
Massachusetts – 0.4%
MA Boston
Series 2011 A
5.000% 04/01/15	1,000,000	1,028,043
MA Commonwealth
Series 2001
5.500% 11/01/14	1,000,000	1,008,932
MA Leominster
Series 2014
1.000% 06/26/15	2,200,000	2,214,333

	Par ($)	Value ($)
MA Port Authority
0.100% 01/15/15	6,700,000	6,700,000
MA Salisbury
Series 2014 A
1.000% 03/25/15	4,100,000	4,119,136
Massachusetts Total		15,070,444
Michigan – 2.1%
MI Deutsche Bank Spears/Lifers Trust
Grand Rapids & Kent County Joint Building Authority,
Devos Place Project, Series 2007-302, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.110% 12/01/31 (09/04/14) (a)(b)(c)	2,655,000	2,655,000
MI L'Anse Creuse Public Schools
School Building & Site-RMKT,
Series 2008, SPA: JPMorgan Chase Bank 0.060% 05/01/35 (09/02/14) (a)(b)	21,275,000	21,275,000
MI St. Joseph Hospital Finance Authority
Lakeland Hospitals at Niles:
Series 2003, SPA: JPMorgan Chase Bank 0.100% 01/01/32 (09/04/14) (a)(b)	31,725,000	31,725,000
Series 2006,
SPA: JPMorgan Chase Bank 0.100% 01/01/35 (09/04/14) (a)(b)	30,675,000	30,675,000
Michigan Total		86,330,000
Minnesota – 0.6%
MN Holdingford Independent School District No 738
Series 2013,
Credit Support: Minnesota School District Credit Enhancement Program, 1.250% 09/11/14	3,000,000	3,000,778
MN Litchfield Independent School District No 465
Series 2013,
Credit Support: Minnesota School District Credit Enhancement Program, 1.250% 09/25/14	2,700,000	2,701,678

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
MN Metropolitan Council
Series 2012 E
5.000% 09/01/14	5,650,000	5,650,000
MN Minneapolis Special School District No 1
Series 2013 D
Credit Support: Minnesota School District Credit Enhancement Program 5.000% 02/01/15	4,270,000	4,355,999
MN New London-Spicer Independent School District No 345
Series 2013,
Credit Support: Minnesota School District Credit Enhancement Program, 1.250% 09/22/14	3,000,000	3,001,631
MN New York Mills Independent School District No 553
Series 2013,
Credit Support: Minnesota School District Credit Enhancement Program, 1.250% 09/24/14	1,115,000	1,115,630
MN St. Paul Housing & Redevelopment Authority
Allina Health System,
Series 2009 C, LOC: Wells Fargo Bank N.A. 0.040% 11/15/35 (09/04/14) (a)(b)	5,525,000	5,525,000
Minnesota Total		25,350,716
Mississippi – 2.0%
MS Business Finance Corp.
Chevron U.S.A., Inc.:
Series 2009 C, GTY AGMT: Chevron Corp. 0.020% 12/01/30 (09/02/14) (a)(b)	1,095,000	1,095,000
Series 2009 F,
GTY AGMT: Chevron Corp. 0.040% 12/01/30 (09/02/14) (a)(b)	10,735,000	10,735,000
Series 2010 F,
GTY AGMT: Chevron Corp. 0.040% 12/01/30 (09/03/14) (a)(b)	5,425,000	5,425,000
Series 2010 H,
GTY AGMT: Chevron Corp. 0.040% 11/01/35 (09/02/14) (a)(b)	14,200,000	14,200,000

	Par ($)	Value ($)
Series 2010 l,
GTY AGMT: Chevron Corp. 0.020% 11/01/35 (09/02/14) (a)(b)	4,300,000	4,300,000
Series 2010 L,
GTY AGMT: Chevron Corp. 0.040% 11/01/35 (09/02/14) (a)(b)	24,600,000	24,600,000
Series 2011 A,
GTY AGMT: Chevron Corp. 0.020% 11/01/35 (09/02/14) (a)(b)	4,310,000	4,310,000
Series 2011 D,
GTY AGMT: Chevron Corp. 0.020% 11/01/35 (09/02/14) (a)(b)	11,940,000	11,940,000
Tindall Corporation,
Series 2007, LOC: Wells Fargo Bank N.A. 0.050% 04/01/28 (09/04/14) (a)(b)	6,575,000	6,575,000
Mississippi Total		83,180,000
Missouri – 4.1%
MO Deutsche Bank Spears/Lifers Trust
Kansas City Assistance Corp.,
Series 2008-536, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.120% 04/15/19 (09/04/14) (a)(b)(c)	9,245,000	9,245,000
MO Development Finance Board
The Nelson Gallery Foundation,
Series 2004 A, SPA: Northern Trust Co. 0.030% 12/01/33 (09/02/14) (a)(b)	7,800,000	7,800,000
MO Health & Educational Facilities Authority
0.090% 10/03/14	17,300,000	17,300,000
Ascension Health,
Series 2008 C-5, 0.040% 11/15/26 (09/03/14) (b)(d)	10,500,000	10,500,000
BJC Healthcare Obligated Group,
Series 2008 D 0.030% 05/15/38 (09/04/14) (b)(d)	41,220,000	41,220,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
SSM Health Care Corp.:
Series 2014 F 0.040% 06/01/44 (09/03/14) (b)(d)	23,000,000	23,000,000
Series 2014 G
0.040% 06/01/44 (09/03/14) (b)(d)	2,500,000	2,500,000
St Louis University,
Series 1999 B LOC: U.S. Bank N.A. 0.040% 10/01/24 (09/02/14) (a)(b)	10,180,000	10,180,000
MO Kansas City
H. Roe Battle Convention Center,
Series 2008 E, LOC: Sumitomo Mitsui Banking 0.060% 04/15/34 (09/03/14) (a)(b)	14,275,000	14,275,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc.,
Series 2002, LOC: U.S. Bank N.A. 0.050% 11/01/32 (09/04/14) (a)(b)	2,675,000	2,675,000
MO St. Louis Airport
Series 2005,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.120% 07/01/31 (09/04/14) (a)(b)(c)	27,790,000	27,790,000
Missouri Total		166,485,000
Montana – 0.4%
MT Board of Investments
Series 2004,
0.160% 03/01/29 (03/01/15) (b)(d)	14,000,000	14,000,000
Series 2013,
0.160% 03/01/38 (03/01/15) (b)(d)	4,000,000	4,000,000
Montana Total		18,000,000
Nebraska – 2.2%
NE Central Plains Energy Project
Series 2009 2,
SPA: Royal Bank of Canada 0.050% 08/01/39 (09/04/14) (a)(b)	40,185,000	40,185,000

	Par ($)	Value ($)
NE Madison County Hospital Authority No. 1
Faith Regional Health Services,
Series 2008 B, LOC: U.S. Bank N.A. 0.050% 07/01/33 (09/04/14) (a)(b)	6,700,000	6,700,000
NE Nuckolls County
Agrex, Inc.,
Series 1985, LOC: JPMorgan Chase Bank 0.100% 02/01/15 (09/03/14) (a)(b)	5,100,000	5,100,000
NE Omaha Public Power District
0.100% 10/08/14	12,430,000	12,430,000
0.110% 11/13/14	8,800,000	8,800,000
0.110% 12/04/14	11,900,000	11,900,000
0.120% 09/09/14	3,500,000	3,500,000
Nebraska Total		88,615,000
Nevada – 1.3%
NV Deutsche Bank Spears/Lifers Trust
Clark County School District,
Series 2008-684, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.120% 06/15/24 (09/04/14) (a)(b)(c)	9,755,000	9,755,000
NV Reno
ReTrac-Reno Transportation Rail Access Corridor,
Series 2008, LOC: Bank of New York 0.050% 06/01/42 (09/02/14) (a)(b)	42,140,000	42,140,000
Nevada Total		51,895,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
University System of New Hampshire,
Series 2011 B, 0.100% 07/01/33 (09/02/14) (b)(d)	2,385,000	2,385,000
New Hampshire Total		2,385,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
New Jersey – 9.5%
NJ County of Union
Series 2014
0.750% 06/26/15	25,100,000	25,230,897
NJ Deutsche Bank Spears/Lifers Trust
New Jersey State Transportation Trust Fund Authority:
Series 2007-317, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.120% 12/15/33 (09/04/14) (a)(b)(c)	31,030,000	31,030,000
Series 2007-452,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.150% 12/15/33 (09/04/14) (a)(b)(c)	20,780,000	20,780,000
NJ JPMorgan Chase Putters/Drivers Trust
Series 2014
LOC: JPMorgan Chase Bank N.A.: 0.050% 06/26/15 (09/02/14) (a)(b)(c)	19,000,000	19,000,000
0.100% 06/26/15 (09/04/14) (a)(b)(c)	62,495,000	62,495,000
0.120% 06/26/15 (10/10/14) (a)(b)(c)	120,000,000	120,000,000
NJ Monmouth County Improvement Authority
Series 2013,
2.000% 12/04/14	6,500,000	6,530,063
NJ Readington
Series 2014, 1.000% 01/29/15	17,950,000	18,005,921
NJ RIB Floater Trust
NJ Healthcare Financing Authority
Series 2013, LOC: Barclays Bank PLC 0.100% 07/03/17 (09/04/14) (a)(b)(c)	35,350,000	35,350,000
NJ Township of East Brunswick
Series 2014
1.000% 07/29/15	13,350,000	13,447,820
NJ Township of North Bergen
Series 2014
1.000% 04/01/15	3,325,000	3,338,067
NJ Township of River Vale
Series 2014
1.000% 08/14/15	6,400,000	6,443,684

	Par ($)	Value ($)
NJ Township of Woodbridge
Series 2014
1.000% 08/21/15	27,000,000	27,206,390
New Jersey Total		388,857,842
New York – 18.9%
NY Albany Industrial Development Agency
Albany College of Pharmacy,
Series 2004 B, LOC: TD Bank N.A. 0.050% 12/01/34 (09/04/14) (a)(b)	6,620,000	6,620,000
NY BB&T Municipal Trust
Series 2010-1039,
LOC: Branch Banking & Trust 0.150% 06/01/25 (09/04/14) (a)(b)(c)	31,320,000	31,320,000
NY Brewster Central School District
City University of NY,
Series 2008 LOC: TD Bank N.A. 1.000% 01/30/15	19,140,000	19,206,750
NY City Industrial Development Agency
Jewish Board of Family and Children's Services,
Series 2000 LOC: TD Bank N.A. 0.040% 07/01/25 (09/03/14) (a)(b)	10,670,000	10,670,000
NY City Water & Sewer System
Series 2013:
SPA: Mizuho Bank Ltd 0.040% 06/15/48 (09/02/14) (a)(b)	59,090,000	59,090,000
SPA: TD Bank N.A. 0.040% 06/15/49 (09/02/14) (a)(b)	24,150,000	24,150,000
NY Connetquot Central School District of Islip
Series 2013,
Insured: State Aid Withholding 0.500% 09/04/14	7,500,000	7,500,147
NY Corning School District
Series 2014 C
Insured: State Aid Withholding 1.000% 06/25/15	47,500,000	47,823,893

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014
Municipal Bonds (continued)
	Par ($)	Value ($)
NY County of Saratoga
Saratoga Hospital Obl Group,
Series 2014 LOC: HSBC Bank USA N.A. 0.050% 12/01/40 (09/04/14) (a)(b)	3,125,000	3,125,000
NY Dormitory Authority
City University of NY,
Series 2008 LOC: TD Bank N.A. 0.040% 07/01/31 (09/04/14) (a)(b)	13,300,000	13,300,000
NY Franklin County Civic Development Corp.
Alice Hyde Medical Center,
Series 2013 A, LOC: HSBC Bank USA N.A. 0.050% 10/01/38 (09/04/14) (a)(b)	4,400,000	4,400,000
NY Hamburg Central School District
Series 2014,
Insured: State Aid Withholding 0.750% 06/12/15	20,400,000	20,466,349
NY Housing Development Corp.
Hps 50th Avenue Associates,
Series 2013 A LOC: Wells Fargo Bank N.A. 0.030% 12/01/44 (09/03/14) (a)(b)	30,925,000	30,925,000
NY Housing Finance Agency
44th Street Development:
Series 2011 A1 LOC: Wells Fargo Bank N.A. 0.030% 05/01/45 (09/03/14) (a)(b)	34,150,000	34,150,000
Series 2012 A2
LOC: Wells Fargo Bank N.A. 0.030% 05/01/45 (09/03/14) (a)(b)	5,400,000	5,400,000
Ann/Nassau Realty LLC,
111 Nassau Street Housing, Series 2011 A, LOC: Landesbank Hessen-Thüringen: 0.050% 11/01/44 (09/02/14) (a)(b)	8,935,000	8,935,000

	Par ($)	Value ($)
Midtown West B LLC,
505 West 37th St.: Series 2009 A, LOC: Landesbank Hessen-Thüringen: 0.050% 05/01/42 (09/02/14) (a)(b)	26,600,000	26,600,000
Series 2009 B,
LOC: Landesbank Hessen-Thüringen 0.050% 05/01/42 (09/02/14) (a)(b)	36,600,000	36,600,000
NY Liberty Development Corp.
3 World Trade Center LLC:
Series 2010 A-1 0.150% 12/01/50 (12/17/14) (b)(d)	50,000,000	50,000,000
Series 2010 A1
0.150% 12/01/49 (12/17/14) (b)(d)	16,500,000	16,500,000
Series 2011 A1,
0.150% 12/01/49 (12/17/14) (b)(d)	88,415,000	88,415,030
NY Nassau Health Care Corp.
Series 2009 C2,
LOC: Wells Fargo Bank N.A. 0.090% 08/01/29 (10/07/14) (a)(b)	6,455,000	6,455,000
NY New York City Municipal Water Finance Authority
Series 2011 A-1,
SPA: Mizuho Corporate Bank 0.050% 06/15/44 (09/02/14) (a)(b)	57,400,000	57,400,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012 C5
LOC: Sumitomo Mitsui Banking 0.040% 11/01/41 (09/04/14) (a)(b)	9,585,000	9,585,000
NY Putnam County Industrial Development Agency
United Cerebral Palsy of Putnam,
Series 2005 B, LOC: TD Bank N.A. 0.050% 12/01/30 (09/04/14) (a)(b)	2,200,000	2,200,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
NY State Housing Finance Agency
West 60th Realty LLC,
Series 2013 A1 LOC: M&T Bank 0.030% 05/01/46 (09/03/14) (a)(b)	6,250,000	6,250,000
NY Tonawanda
Series 2013,
1.000% 09/04/14	11,540,000	11,540,691
NY Triborough Bridge & Tunnel Authority
Series 2002 F,
SPA: Landesbank Hessen-Thüringen 0.050% 11/01/32 (09/02/14) (a)(b)	104,775,000	104,775,000
NY Victor Central School District
Series 2013,
Insured: State Aid Withholding 1.000% 09/26/14	13,000,000	13,006,839
NY White Plains City School District
Series 2014
Insured: State Aid Withholding 1.000% 06/26/15	16,900,000	17,019,075
New York Total		773,428,774
North Carolina – 4.2%
NC BB&T Municipal Trust
Series 2008-1008,
LOC: Branch Banking & Trust 0.150% 03/01/24 (09/04/14) (a)(b)(c)	10,585,000	10,585,000
Series 2008-1023,
LOC: Branch Banking & Trust 0.150% 05/01/24 (09/04/14) (a)(b)(c)	3,330,000	3,330,000
NC Capital Facilities Finance Agency
0.100% 12/09/14	17,074,000	17,074,000
Barton College,
Series 2004, LOC: Branch Banking & Trust 0.040% 07/01/19 (09/04/14) (a)(b)	2,800,000	2,800,000
High Point University:
Series 2007, LOC: Branch Banking & Trust 0.040% 12/01/29 (09/04/14) (a)(b)	5,000,000	5,000,000

	Par ($)	Value ($)
Series 2008,
LOC: Branch Banking & Trust 0.040% 05/01/30 (09/04/14) (a)(b)	3,360,000	3,360,000
Methodist University,
Series 2005, LOC: Wells Fargo Bank N.A. 0.050% 03/01/30 (09/04/14) (a)(b)	12,810,000	12,810,000
NC County of New Hanover
Series 2006
SPA: Wells Fargo Bank N.A. 0.050% 02/01/26 (09/04/14) (a)(b)	5,630,000	5,630,000
NC Educational Facilities Finance Agency
Elon University,
Series 1997 LOC: Td Bank N.A. 0.040% 01/01/19 (09/03/14) (a)(b)	10,430,000	10,430,000
NC Forsyth County
Series 2004 A,
SPA: Wells Fargo Bank N.A. 0.050% 03/01/25 (09/04/14) (a)(b)	8,460,000	8,460,000
Series 2004 B,
SPA: Wells Fargo Bank N.A. 0.050% 03/01/25 (09/04/14) (a)(b)	10,500,000	10,500,000
NC Medical Care Commission
Caromont Health Obl Grp,
Series 2003 B LOC: Wells Fargo Bank N.A. 0.050% 08/15/34 (09/03/14) (a)(b)	36,760,000	36,760,000
Deerfield Episcopal Retirement,
Series 2008 B, LOC: Branch Banking & Trust 0.040% 11/01/38 (09/04/14) (a)(b)	5,000,000	5,000,000
J. Arthur Dosher Memorial Hospital,
Series 1998 J, LOC: Branch Banking & Trust 0.060% 05/01/18 (09/04/14) (a)(b)	1,395,000	1,395,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
Southeastern Regional Medical Center,
Series 2005, LOC: Branch Banking & Trust 0.040% 06/01/37 (09/04/14) (a)(b)	6,655,000	6,655,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity of Wake County,
Series 2007, LOC: Branch Banking & Trust 0.040% 11/01/32 (09/04/14) (a)(b)	3,800,000	3,800,000
NC Wake County
Series 2003 B,
SPA: Wells Fargo Bank N.A. 0.040% 04/01/16 (09/04/14) (a)(b)	8,800,000	8,800,000
Series 2003 C,
SPA: Wells Fargo Bank N.A. 0.040% 04/01/19 (09/04/14) (a)(b)	19,000,000	19,000,000
North Carolina Total		171,389,000
Ohio – 3.0%
OH Air Quality Development Authority
Aep Generation Resources,
Series 2014 A LOC: Mizuho Bank Ltd 0.080% 12/01/38 (09/04/14) (a)(b)	12,000,000	12,000,000
OH County of Lucas
Series 2014
1.000% 07/14/15	2,450,000	2,467,568
OH Cuyahoga County
A.M. Mcgregor Home,
Series 2014 LOC: Northern Trust Co. 0.060% 05/01/49 (09/04/14) (a)(b)	20,000,000	20,000,000
OH Deutsche Bank Spears/Lifers Trust
Columbus Ohio Regional Airport Authority,
Series 2008-488, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.120% 01/01/28 (09/04/14) (a)(b)(c)	4,860,000	4,860,000

	Par ($)	Value ($)
OH Geauga County
Sisters of Notre Dame,
Series 2001, LOC: PNC Bank N.A. 0.070% 08/01/16 (09/04/14) (a)(b)	1,565,000	1,565,000
OH Hamilton County
Elizabeth Gamble Deacones,
Series 2002 A LOC: Northern Trust Co. 0.050% 06/01/27 (09/03/14) (a)(b)	13,500,000	13,500,000
OH Huron County
Fisher-Titus Medical Center,
Series 2003 A, LOC: PNC Bank N.A. 0.060% 12/01/27 (09/04/14) (a)(b)	9,435,000	9,435,000
Norwalk Area Health System,
Series 2003, LOC: PNC Bank N.A. 0.060% 12/01/27 (09/04/14) (a)(b)	5,575,000	5,575,000
OH Middletown City
Atrium Medical Center Obligated Group,
Series 2008 B LOC: PNC Bank N.A. 0.040% 11/15/39 (09/03/14) (a)(b)	20,000,000	20,000,000
OH Salem Civic Facility
Salem Community Center, Inc.,
Series 2001, LOC: PNC Bank N.A. 0.070% 06/01/27 (09/04/14) (a)(b)	6,485,000	6,485,000
OH Stark County Port Authority
Community Action Agency,
Series 2001, LOC: JPMorgan Chase Bank 0.120% 12/01/22 (09/04/14) (a)(b)	2,700,000	2,700,000
OH State University
0.100% 11/06/14	17,000,000	17,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Zanesville Muskingum County Port Authority
Grove City Church,
Series 2006, LOC: PNC Bank N.A. 0.070% 02/01/24 (09/04/14) (a)(b)	7,160,000	7,160,000
Ohio Total		122,747,568
Oregon – 0.9%
OR Confederated Tribes of the Umatilla Indian Reservation
Series 2008,
LOC: Wells Fargo Bank N.A. 0.050% 12/01/28 (09/04/14) (a)(b)	7,550,000	7,550,000
OR State
Series 2008
SPA: Bank of Tokyo-Mitsubishi UFJ 0.050% 12/01/45 (09/03/14) (a)(b)	28,785,000	28,785,000
Oregon Total		36,335,000
Pennsylvania – 4.1%
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center,
Series 2006 A, LOC: PNC Bank N.A. 0.050% 05/01/26 (09/04/14) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
Our Lady of the Sacred Heart High School,
Series 2002, LOC: PNC Bank N.A. 0.060% 06/01/22 (09/04/14) (a)(b)	1,490,000	1,490,000
PA Bucks County Industrial Development Authority
Grand View Hospital,
Series 2008 A, LOC: TD Bank N.A. 0.040% 07/01/34 (09/04/14) (a)(b)	4,685,000	4,685,000
PA Cumberland County Municipal Authority
Diakon Lutheran Social,
Series 2014 LOC: M&T Bank 0.050% 01/01/39 (09/04/14) (a)(b)	5,000,000	5,000,000

	Par ($)	Value ($)
PA Deutsche Bank Spears/Lifers Trust
Westmoreland County Municipal Authority,
Series 2007-301, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.110% 08/15/30 (09/04/14) (a)(b)(c)	5,845,000	5,845,000
PA Emmaus General Authority
Series 1989 B-28,
LOC: U.S. Bank N.A. 0.040% 03/01/24 (09/03/14) (a)(b)	2,200,000	2,200,000
Series 1989 B-29,
LOC: U.S. Bank N.A. 0.040% 03/01/24 (09/03/14) (a)(b)	8,000,000	8,000,000
Series 1989 E-22,
LOC: U.S. Bank N.A. 0.040% 03/01/24 (09/03/14) (a)(b)	10,800,000	10,800,000
Series 1989 F-27,
LOC: U.S. Bank N.A. 0.040% 03/01/24 (09/03/14) (a)(b)	2,300,000	2,300,000
Series 2003 E-20,
LOC: U.S. Bank N.A. 0.040% 03/01/24 (09/03/14) (a)(b)	5,600,000	5,600,000
PA Haverford Township School District
Series 2009,
LOC: TD Bank N.A. 0.050% 03/01/30 (09/04/14) (a)(b)	4,065,000	4,065,000
PA Higher Educational Facilities Authority
Mount Aloysius College,
Series 2003 L3, LOC: PNC Bank N.A. 0.060% 05/01/28 (09/04/14) (a)(b)	4,800,000	4,800,000
PA North Penn Water Authority
Series 2008,
LOC: U.S. Bank N.A. 0.050% 11/01/24 (09/04/14) (a)(b)	6,790,000	6,790,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Philadelphia Authority for Industrial Development
NewCourtland Elder Services,
Series 2007, LOC: PNC Bank N.A. 0.050% 03/01/26 (09/04/14) (a)(b)	7,090,000	7,090,000
PA Public School Building Authority
Park School Project:
Series 2009 A, LOC: PNC Bank N.A. 0.050% 08/01/30 (09/04/14) (a)(b)	9,730,000	9,730,000
Series 2009 B,
LOC: PNC Bank N.A. 0.050% 05/15/20 (09/04/14) (a)(b)	10,135,000	10,135,000
PA RBC Municipal Products, Inc. Trust
Bethlehem PA Area School District,
Series 2011 E-31, LOC: Royal Bank of Canada 0.050% 12/29/14 (09/04/14) (a)(b)(c)	5,000,000	5,000,000
Hempfield PA School District,
Series 2011 E-30, LOC: Royal Bank of Canada 0.050% 02/02/15 (09/04/14) (a)(b)(c)	5,270,000	5,270,000
Manhein Township PA School District,
Series 2011 E-28, LOC: Royal Bank of Canada 0.050% 12/12/14 (09/04/14) (a)(b)(c)	13,030,000	13,030,000
University of Pittsburgh Medical Center,
Series 2010 E-16, LOC: Royal Bank of Canada 0.050% 12/01/17 (09/04/14) (a)(b)(c)	29,515,000	29,515,000
PA Ridley School District
Series 2009,
LOC: TD Bank N.A. 0.050% 11/01/29 (09/04/14) (a)(b)	3,370,000	3,370,000
Pennsylvania Total		166,715,000

	Par ($)	Value ($)
Puerto Rico – 2.4%
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.250% 09/01/15 (09/04/14) (a)(b)(c)	96,005,000	96,005,000
Puerto Rico Total		96,005,000
Rhode Island – 0.9%
RI Health & Educational Building Corp.
Brown University,
Higher Education Facilities, Series 2003 B, 0.030% 09/01/43 (09/04/14) (b)(d)	31,660,000	31,660,000
RI Industrial Facilities Corp.
Exxon Mobil Corp.,
Series 2001, 0.030% 02/01/25 (09/02/14) (b)(d)	5,700,000	5,700,000
Rhode Island Total		37,360,000
South Carolina – 0.8%
SC Association of Governmental Organizations
Series 2014 A
1.000% 03/02/15	31,030,000	31,164,210
South Carolina Total		31,164,210
South Dakota – 0.4%
SD Housing Development Authority
Homeownership Mortgage,
Series 2003 C-1, SPA: Landesbank Hessen-Thüringen 0.130% 05/01/32 (09/04/14) (a)(b)	4,000,000	4,000,000
SD Sioux Falls
Series 2007-1886,
GTY AGMT: Wells Fargo Bank N.A., LIQ FAC: Wells Fargo Bank N.A. 0.070% 11/15/33 (09/04/14) (a)(b)	12,285,000	12,285,000
South Dakota Total		16,285,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
Tennessee – 0.5%
TN Blount County Public Building Authority
Series 2009 E-7-A,
LOC: Branch Banking & Trust 0.040% 06/01/39 (09/03/14) (a)(b)	5,200,000	5,200,000
Series 2009 E-8-A,
LOC: Branch Banking & Trust 0.040% 06/01/37 (09/03/14) (a)(b)	1,470,000	1,470,000
TN Clipper Tax-Exempt Certificate Trust
Met Government Nashville & Davidson County
Series 2013 1A, LIQ FAC: State Street Bank & Trust Co. 0.050% 07/01/27 (09/04/14) (a)(b)(c)	7,500,000	7,500,000
TN Hawkins County Industrial Development Board
Leggett & Platt, Inc.,
Series 1988 B, LOC: Wells Fargo Bank N.A. 0.180% 10/01/27 (09/03/14) (a)(b)	1,750,000	1,750,000
TN Rib Floater Trust Various States
Series 2014
LIQ FAC: Barclays Bank PLC 0.070% 11/15/47 (09/04/14) (a)(b)(c)	2,500,000	2,500,000
Tennessee Total		18,420,000
Texas – 5.8%
TX Bexar County Housing Finance Corp.
Multi-Family Housing,
Perrin Park Apartments, Series 1996, LOC: Northern Trust Co. 0.070% 06/01/28 (09/04/14) (a)(b)	10,375,000	10,375,000
TX Deutsche Bank Spears/Lifers Trust
Caddo Mills Texas Independent School District,
Series 2008-473, Insured: PSF, GTY AGMT: Deutsche Bank AG: LIQ FAC: Deutsche Bank AG 0.120% 08/15/42 (09/04/14) (a)(b)(c)	10,200,000	10,200,000

	Par ($)	Value ($)
Houston Taxes Utility Systems,
Series 2008-511, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG: 0.120% 11/15/25 (09/04/14) (a)(b)(c)	4,665,000	4,665,000
Lovejoy Independent School District,
Series 2008-514, GTY AGMT: PSF, LIQ FAC: Deutsche Bank AG: 0.080% 02/15/38 (09/04/14) (a)(b)(c)	3,520,000	3,520,000
Victoria Independent School District,
Series 2008-604, GTY AGMT: PSF, LIQ FAC: Deutsche Bank AG: 0.120% 02/15/37 (09/04/14) (a)(b)(c)	7,595,000	7,595,000
TX Gregg County Housing Finance Corp.
Bailey Properties LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.050% 02/15/23 (09/04/14) (a)(b)	4,355,000	4,355,000
Summer Green LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.050% 02/15/23 (09/04/14) (a)(b)	2,240,000	2,240,000
TX Harris County Health Facilities Development Corp.
Methodist Hospital,
Series 2008 A2, 0.040% 12/01/41 (09/02/14) (b)(d)	12,750,000	12,750,000
The Methodist Hospital,
Series 2008 A1, 0.040% 12/01/41 (09/02/14) (b)(d)	8,695,000	8,695,000
TX North Texas Tollway
0.070% 10/08/14	26,700,000	26,700,000
0.070% 10/09/14	7,000,000	7,000,000
0.070% 10/10/14	60,000,000	60,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Round Rock Independent School District
Series 2007,
Guarantor: PSF, LIQ FAC: Wells Fargo Bank N.A. 0.070% 08/01/32 (09/04/14) (a)(b)	10,795,000	10,795,000
TX San Antonio Education Facilities Corp.
University of the Incarnate Word,
Series 2001, LOC: JPMorgan Chase Bank 0.100% 12/01/21 (09/04/14) (a)(b)	4,245,000	4,245,000
TX State
Series 2013 B
SPA: Bank of New York 0.050% 12/01/43 (09/03/14) (a)(b)	17,780,000	17,780,000
Series 2014
1.500% 08/31/15 (e)	43,600,000	44,190,346
Texas Total		235,105,346
Utah – 0.7%
UT Housing Corp.
Multi-Family Housing,
Miller Timbergate Apartments LLC, Series 2009 A, LIQ FAC: FHLMC, GTY AGMT: FNMA 0.100% 04/01/42 (09/04/14) (a)(b)	3,125,000	3,125,000
UT Intermountain Power Agency
Series B-1
SPA: JPMorgan Chase Bank 0.110% 11/07/14	18,700,000	18,700,000
UT Murray
IHC Health Services, Inc.,
Series 2003 D, 0.020% 05/15/36 (09/02/14) (b)(d)	5,300,000	5,300,000
Utah Total		27,125,000
Vermont – 0.3%
VT Educational & Health Buildings Financing Agency
Norwich University,
Series 2008, LOC: TD Bank N.A. 0.040% 09/01/38 (09/03/14) (a)(b)	14,000,000	14,000,000
Vermont Total		14,000,000

	Par ($)	Value ($)
Virginia – 1.0%
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC,
Series 2008 A, DPCE: FNMA, LIQ FAC: FNMA 0.070% 01/15/41 (09/04/14) (a)(b)	18,625,000	18,625,000
VA Commonwealth of Virginia
Series 2012 A
4.000% 06/01/15	2,500,000	2,571,404
VA Fairfax County Industrial Development Authority
Inova Health System Foundation,
Fairfax Hospital: Series 1988 C, LOC: Northern Trust Co. 0.060% 10/01/25 (09/03/14) (a)(b)	2,500,000	2,500,000
Series 1988 D,
LOC: Northern Trust Co. 0.060% 10/01/25 (09/03/14) (a)(b)	1,200,000	1,200,000
VA Loudoun County Industrial Development Authority
Jack Kent Cooke Foundation,
Series 2004, LOC: Northern Trust Co. 0.060% 06/01/34 (09/03/14) (a)(b)	12,500,000	12,500,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B, LOC: Branch Banking & Trust 0.040% 01/01/35 (09/04/14) (a)(b)	3,980,000	3,980,000
Virginia Total		41,376,404
Washington – 1.1%
WA Deutsche Bank Spears/Lifers Trust
King County,
Series 2008-598, LIQ FAC: Deutsche Bank AG 0.090% 01/01/28 (09/04/14) (a)(b)(c)	7,000,000	7,000,000
Washington State,
Series 2008-599, LIQ FAC: Deutsche Bank AG 0.080% 01/01/30 (09/04/14) (a)(b)(c)	9,805,000	9,805,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Municipal Bonds (continued)
	Par ($)	Value ($)
WA Eclipse Funding Trust
King County,
Series 2007, LOC: U.S. Bank N.A. 0.050% 12/01/31 (09/04/14) (a)(b)(c)	3,325,000	3,325,000
WA Housing Finance Commission
Artspace Everett LP,
Series 2008 B, Credit Support: FHLMC, LIQ FAC: FHLMC: 0.060% 12/01/41 (09/03/14) (a)(b)	3,200,000	3,200,000
Pioneer Human Services,
Series 2009 D, LOC: U.S. Bank N.A. 0.080% 07/01/29 (09/03/14) (a)(b)	3,405,000	3,405,000
Single Family Housing,
Series 2009, DPCE: GNMA/FNMA/FHLMC, LIQ FAC: State Street Bank & Trust Co.: 0.050% 06/01/39 (09/04/14) (a)(b)	6,000,000	6,000,000
The Evergreen School,
Series 2002, LOC: Wells Fargo Bank N.A. 0.150% 07/01/28 (09/04/14) (a)(b)	1,435,000	1,435,000
WA Seattle Housing Authority
Bayview Manor Homes,
Series 1994 B, LOC: U.S. Bank N.A. 0.050% 05/01/19 (09/04/14) (a)(b)	1,580,000	1,580,000
WA State of Washington
Series 2010
5.000% 02/01/15	8,125,000	8,289,714
Washington Total		44,039,714
West Virginia – 0.5%
WV Deutsche Bank Spears/Lifers Trust
Series 2007-385,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.140% 04/01/30 (09/04/14) (a)(b)(c)	2,860,000	2,860,000

	Par ($)	Value ($)
WV Economic Development Authority
Appalachian Power Co.,
Series 2009 B, LOC: Sumitomo Mitsui Banking 0.050% 12/01/42 (09/04/14) (a)(b)	17,800,000	17,800,000
West Virginia Total		20,660,000
Wisconsin – 1.0%
WI Health & Educational Facilities Authority
Bay Area Medical Center, Inc.,
Series 2008, LOC: BMO Harris N.A. 0.040% 02/01/38 (09/02/14) (a)(b)	18,060,000	18,060,000
WI Public Finance Authority
Glenridge on Palmer Ranch,
Series 2011 B, LOC: Bank of Scotland 0.080% 06/01/41 (09/02/14) (a)(b)	24,460,000	24,460,000
Wisconsin Total		42,520,000
Wyoming – 0.7%
WY Lincoln Country Wyoming Pollution Control
Series 1991,
LOC: Bank of Nova Scotia 0.050% 01/01/16 (09/03/14) (a)(b)	7,375,000	7,375,000
WY Uinta County
Exxon Mobil Corp.,
Series 1993, 0.020% 08/15/20 (09/02/14) (b)(d)	20,505,000	20,505,000
Wyoming Total		27,880,000
Total Municipal Bonds (cost of $4,063,843,832)		4,063,843,832
Closed-End Investment Companies – 1.5%
California – 0.6%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2010 3,
LIQ FAC: Deutsche Bank AG 0.150% 03/01/40 (09/04/14) (a)(b)(c)	8,200,000	8,200,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2014

Closed-End Investment Companies (continued)
	Par ($)	Value ($)
Series 2010 4,
LIQ FAC: Citibank N.A. 0.110% 12/01/40 (09/04/14) (a)(b)(c)	10,000,000	10,000,000
Series 2010
LIQ FAC: Deutsche Bank AG 0.130% 06/01/40 (09/04/14) (a)(b)	5,900,000	5,900,000
California Total		24,100,000
New York – 0.7%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013,
LIQ FAC: Citibank N.A.: 0.110% 12/01/40 (09/04/14) (a)(b)(c)	15,000,000	15,000,000
0.110% 08/01/40 (09/04/14) (a)(b)(c)	15,000,000	15,000,000
New York Total		30,000,000
Other – 0.2%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.130% 12/01/40 (09/04/14) (a)(b)(c)	2,250,000	2,250,000
Series 2013
LIQ FAC: Deutsche Bank Trust Co Americas 0.140% 06/01/40 (09/04/14) (a)(b)(c)	2,000,000	2,000,000
Nuveen NY AMT-Free Municipal Income Fund
Series 2013
LIQ FAC: Deutsche Bank Trust Co Americas 0.130% 06/01/40 (09/04/14) (a)(b)(c)	1,700,000	1,700,000
Other Total		5,950,000
Total Closed-End Investment Companies (cost of $60,050,000)		60,050,000
Total Investments – 101.0% (cost of $4,123,893,832) (f)		4,123,893,832
Other Assets & Liabilities, Net – (1.0)%		(42,414,130)
Net Assets – 100.0%		4,081,479,702

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities, which are not illiquid, amounted to $916,295,000 or 22.5% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2014.

(e)  Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f)  Cost for federal income tax purposes is $4,123,893,832.

The following table summarizes the inputs used, as of August 31, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$4,063,843,832	$—	$4,063,843,832
Total Closed-End Investment Companies	—	60,050,000	—	60,050,000
Total Investments	$—	$4,123,893,832	$—	$4,123,893,832

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	99.5
Closed-End Investment Companies	1.5
101.0
Other Assets & Liabilities, Net	(1.0)
100.0

Acronym	Name
DPCE	Direct Pay Credit Enhancement
FHLMC Federal Home Loan Mortgage Corp. FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSF	Guaranteed by Permanent School Fund
PUTTERS	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – BofA Tax-Exempt Reserves
August 31, 2014

		($)
Assets	Investments, at amortized cost approximating value	4,123,893,832
	Cash	19,533
	Receivable for:
	Interest	2,113,426
	Expense reimbursement due from investment advisor	13,690
	Trustees' deferred compensation plan	16,345
	Prepaid expenses	41,954
	Total Assets	4,126,098,780
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	44,190,346
	Investment advisory fee	146,294
	Administration fee	128,726
	Pricing and bookkeeping fees	16,270
	Transfer agent fee	7,685
	Trustees' fees	4,571
	Audit fee	60,000
	Custody fee	9,760
	Chief Compliance Officer expenses	2,365
	Trustees' deferred compensation plan	16,345
	Other liabilities	36,716
	Total Liabilities	44,619,078
	Net Assets	4,081,479,702
Net Assets Consist of	Paid-in capital	4,081,452,739
	Undistributed net investment income	2,394
	Accumulated net realized gain	24,569
	Net Assets	4,081,479,702

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – BofA Tax-Exempt Reserves
August 31, 2014

Adviser Class Shares	Net assets	$5,583,691
	Shares outstanding	5,583,643
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$1,221,197,367
	Shares outstanding	1,221,185,470
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$4,936,729
	Shares outstanding	4,936,684
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$102,345
	Shares outstanding	102,344
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$22,923,820
	Shares outstanding	22,923,595
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$5,574,965
	Shares outstanding	5,574,912
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$10,000
	Shares outstanding	10,000
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$2,821,150,785
	Shares outstanding	2,821,121,150
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – BofA Tax-Exempt Reserves
For the Year Ended August 31, 2014

		($)
Investment Income	Interest	4,488,879
Expenses	Investment advisory fee	6,129,924
	Administration fee	3,946,616
	Distribution fee:
	Daily Class Shares	16,761
	Investor Class Shares	5,233
	Service fee:
	Adviser Class Shares	18,150
	Daily Class Shares	11,972
	Investor Class Shares	13,084
	Liquidity Class Shares	25
	Shareholder administration fee:
	Institutional Class Shares	9,297
	Trust Class Shares	2,864,899
	Transfer agent fee	64,205
	Pricing and bookkeeping fees	166,629
	Trustees' fees	47,439
	Custody fee	49,826
	Chief Compliance Officer expenses	14,162
	Other expenses	489,419
	Total Expenses	13,847,641
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(6,420,520)
	Fees waived by distributor:
	Adviser Class Shares	(18,122)
	Daily Class Shares	(28,727)
	Institutional Class Shares	(9,260)
	Investor Class Shares	(18,315)
	Liquidity Class Shares	(23)
	Trust Class Shares	(2,863,795)
	Net Expenses	4,488,879
	Net Investment Income	—
	Net realized gain on investments	171,115
	Net Increase Resulting from Operations	171,115

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – BofA Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2014 ($)	2013 ($)
Operations	Net investment income	—	257,350
	Net realized gain on investments	171,115	48,514
	Net increase resulting from operations	171,115	305,864
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(41)	(232)
	Capital Class Shares	(8,499)	(150,396)
	Daily Class Shares	(32)	(162)
	Institutional Capital Shares	— (a)	(2,633)
	Institutional Class Shares	(173)	(985)
	Investor Class Shares	(31)	(192)
	Liquidity Class Shares	— (a)	—
	Trust Class Shares	(20,932)	(102,750)
	Total distributions to shareholders	(29,708)	(257,350)
	Net Capital Stock Transactions	2,481,242	(298,702,166)
	Total increase (decrease) in net assets	2,622,649	(298,653,652)
Net Assets	Beginning of period	4,078,857,053	4,377,510,705
	End of period	4,081,479,702	4,078,857,053
	Undistributed net investment income at end of period	2,394	241,209

(a) Rounds to less than $1.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	40,264,804	40,264,804	54,456,984	54,456,984
Distributions reinvested	11	11	51	51
Redemptions	(41,352,049)	(41,352,049)	(53,424,797)	(53,424,797)
Net increase (decrease)	(1,087,234)	(1,087,234)	1,032,238	1,032,238
Capital Class Shares
Subscriptions	1,435,883,783	1,435,883,783	2,074,472,273	2,074,472,273
Distributions reinvested	565	565	8,950	8,950
Redemptions	(1,531,939,028)	(1,531,939,028)	(1,861,455,365)	(1,861,455,365)
Net increase (decrease)	(96,054,680)	(96,054,680)	213,025,858	213,025,858
Daily Class Shares
Subscriptions	14,730,689	14,730,689	19,227,240	19,227,240
Redemptions	(13,744,334)	(13,744,334)	(22,706,565)	(22,706,565)
Net increase (decrease)	986,355	986,355	(3,479,325)	(3,479,325)
Institutional Capital Shares
Subscriptions	250,000	250,000	13,874,645	13,874,645
Distributions reinvested	—	—	5	5
Redemptions	(194,565)	(194,565)	(373,870,390)	(373,870,390)
Net increase (decrease)	55,435	55,435	(359,995,740)	(359,995,740)
Institutional Class Shares
Subscriptions	22,857	22,857	62,908,207	62,908,207
Distributions reinvested	146	146	818	818
Redemptions	(1,579,541)	(1,579,541)	(100,085,336)	(100,085,336)
Net decrease	(1,556,538)	(1,556,538)	(37,176,311)	(37,176,311)
Investor Class Shares
Subscriptions	20,833,631	20,833,631	21,237,427	21,237,427
Distributions reinvested	12	12	44	44
Redemptions	(21,892,338)	(21,892,338)	(18,865,467)	(18,865,467)
Net increase (decrease)	(1,058,695)	(1,058,695)	2,372,004	2,372,004
Liquidity Class Shares
Subscriptions	—	—	10,000	10,000
Redemptions	—	—	(217,905)	(217,905)
Net decrease	—	—	(207,905)	(207,905)
Trust Class Shares
Subscriptions	2,877,937,612	2,877,937,612	3,083,859,521	3,083,859,521
Distributions reinvested	30	30	145	145
Redemptions	(2,776,741,043)	(2,776,741,043)	(3,198,132,651)	(3,198,132,651)
Net increase (decrease)	101,196,599	101,196,599	(114,272,985)	(114,272,985)

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—		—	(e)
From net realized gains	—		—		—	(d)	—	(d)	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.02%		0.00	%(h)	0.00	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.16	%(i)	0.21	%(i)	0.31	%(i)	0.35	%(i)
Waiver/Reimbursement	0.41%		0.35%		0.30%		0.21%		0.17%
Net investment income	—		—	%(h)(i)	—	(i)	—	%(h)(i)	—	%(h)(i)
Net assets, end of period (000s)	$5,584		$6,671		$5,638		$11,797		$48,725

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	—	(e)	0.001		0.0014
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Total from investment operations	—	(e)	—	(e)	—	(e)	0.001		0.0014
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	(0.001)		(0.0014)
From net realized gains	—		—		—	(e)	—	(e)	—
Total distributions to shareholders	—	(e)	—	(e)	—	(e)	(0.001)		(0.0014)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.01%		0.04%		0.10%		0.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.16	%(j)	0.19	%(j)	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.16%		0.11%		0.08%		0.07%		0.07%
Net investment income	—		0.01	%(j)	0.02	%(j)	0.10	%(j)	0.14	%(j)
Net assets, end of period (000s)	$1,221,197		$1,317,210		$1,104,177		$1,205,520		$1,903,203

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
From net realized gains	—		—		—	(d)	—	(d)	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.02%		0.00	%(h)	0.00	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.18	%(i)	0.21	%(i)	0.30	%(i)	0.34	%(i)
Waiver/Reimbursement	0.76%		0.69%		0.66%		0.57%		0.53%
Net investment income	—		—	%(h)(i)	—	%(h)(i)	—	%(h)(i)	—	(i)
Net assets, end of period (000s)	$4,937		$3,950		$7,429		$6,093		$38,206

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	—	(e)	0.001		0.0014
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Total from investment operations	—	(e)	—	(e)	—	(e)	0.001		0.0014
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	(0.001)		(0.0014)
From net realized gains	—		—		—	(e)	—	(e)	—
Total distributions to shareholders	—	(e)	—	(e)	—	(e)	(0.001)		(0.0014)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.02%		0.04%		0.10%		0.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.20	%(j)(k)	0.19	%(j)	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.16%		0.07%		0.08%		0.07%		0.07%
Net investment income	—		0.01	%(j)	0.02	%(j)	0.10	%(j)	0.14	%(j)
Net assets, end of period (000s)	$102		$47		$360,031		$328,612		$424,460

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	0.001		0.0010
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	0.001		0.0010
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	(0.001)		(0.0010)
From net realized gains	—		—		—	(d)	—	(d)	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	(0.001)		(0.0010)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.03%		0.06%		0.09%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.17	%(i)	0.21	%(i)	0.23	%(i)	0.24	%(i)
Waiver/Reimbursement	0.20%		0.13%		0.10%		0.08%		0.07%
Net investment income	—		—	%(h)(i)	—	%(h)(i)	0.07	%(i)	0.10	%(i)
Net assets, end of period (000s)	$22,924		$24,480		$61,654		$88,637		$187,997

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	—		—	(e)	—
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
From net realized gains	—		—		—	(e)	—	(e)	—
Total distributions to shareholders	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.00	%(i)	0.02%		0.00	%(i)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.17	%(j)	0.21	%(j)	0.27	%(j)	0.34	%(j)
Waiver/Reimbursement	0.51%		0.45%		0.41%		0.35%		0.30%
Net investment income	—		—	%(i)(j)	—	(j)	—	%(i)(j)	—	(j)
Net assets, end of period (000s)	$5,575		$6,633		$4,261		$2,534		$1,333

(a)  On October 1, 2011, Class A shares were converted to Investor Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—	(d)	0.0001
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	0.0001
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	(0.0001)
From net realized gains	—		—		—	(d)	—	(d)	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	(0.0001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.02%		0.00	%(h)	0.01%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.20	%(i)	0.21	%(i)	0.31	%(i)	0.33	%(i)
Waiver/Reimbursement	0.39%		0.32%		0.30%		0.21%		0.19%
Net investment income	—		—	%(h)(i)	—	(i)	—	%(h)(i)	0.01	%(i)
Net assets, end of period (000s)	$10		$10		$218		$218		$12,412

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—	(d)	0.0004
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	0.0004
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	(0.0004)
From net realized gains	—		—		—	(d)	—	(d)	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	(0.0004)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.02%		0.02%		0.04%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.11%		0.17	%(i)	0.21	%(i)	0.28	%(i)	0.30	%(i)
Waiver/Reimbursement	0.26%		0.20%		0.16%		0.09%		0.07%
Net investment income	—		—	%(h)(i)	—	(i)	0.02	%(i)	0.04	%(i)
Net assets, end of period (000s)	$2,821,151		$2,719,857		$2,834,101		$3,058,369		$3,374,811

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – BofA Tax-Exempt Reserves
August 31, 2014

Note 1. Organization

BofA Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust Class shares were renamed Institutional Capital shares. On October 1, 2011, Class A shares were converted into Investor Class shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

BofA Tax-Exempt Reserves, August 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2014, permanent book and tax basis differences resulting primarily from differing treatments for non-deductible excise tax, prior year undistributed tax-exempt income, net operating losses and earnings and profits distributed to shareholders on the redemption of shares were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(209,307)	$—	$209,307

BofA Tax-Exempt Reserves, August 31, 2014

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 were as follows:

	August 31,
Distributions paid from	2014	2013
Tax-Exempt Income	$29,674	$257,350
Ordinary Income*	$34	$—

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$2,394	$24,569

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Capital loss carry forwards of $146,546 were utilized by the Fund during the year ended August 31, 2014.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

BofA Tax-Exempt Reserves, August 31, 2014

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2014, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BAC, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Fund and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan

BofA Tax-Exempt Reserves, August 31, 2014

and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2017	2016	2015	recovery	ended 08/31/2014
$2,730,589	$3,197,030	$3,240,857	$9,168,476	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the

BofA Tax-Exempt Reserves, August 31, 2014

Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2014, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Retail prime, retail municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Tax-Exempt Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2014

Federal Income Tax Information (Unaudited) – BofA Tax-Exempt Reserves

The Fund hereby designates as a capital gain dividend with respect to the fiscal year ended August 31, 2014, $24,569, or if subsequently determined to be different, the net capital gain of such year.

For the fiscal year ended August 31, 2014, 100.00% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present; Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2014)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Tax-Exempt Reserves

Annual Report, August 31, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-TER-1014

BofA Funds

Annual Report

August 31, 2014

•  BofA Treasury Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	5
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	26
Federal Income Tax Information	27
Fund Governance	28
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Treasury Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.
Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

03/01/14 – 08/31/14 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,024.90	0.30	0.31	0.06
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.90	0.30	0.31	0.06
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,024.90	0.30	0.31	0.06
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.90	0.30	0.31	0.06
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.90	0.30	0.31	0.06
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.90	0.30	0.31	0.06
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,024.90	0.30	0.31	0.06
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,024.90	0.30	0.31	0.06
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.90	0.30	0.31	0.06

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Treasury Reserves

August 31, 2014

Government & Agency Obligations – 20.8%

	Par ($)	Value ($)
U.S. Government Obligations – 20.8%
U.S. Treasury Bond
11.250% 02/15/15	45,975,000	48,316,576
U.S. Treasury Floating Rate Note
0.075% 01/31/16 (09/03/14) (a)(b)	14,040,000	14,035,535
0.099% 04/30/16 (09/03/14) (a)(b)	132,500,000	132,506,002
0.100% 07/31/16 (09/03/14) (a)(b)	84,321,000	84,320,139
U.S. Treasury Note
0.125% 12/31/14	24,050,000	24,053,462
0.250% 09/15/14	38,500,000	38,502,249
0.250% 11/30/14	44,090,000	44,102,219
0.250% 12/15/14	180,615,000	180,674,682
0.250% 01/15/15	362,275,000	362,492,845
0.250% 01/31/15	162,625,000	162,705,073
0.250% 02/28/15	92,735,000	92,807,197
0.375% 11/15/14	125,085,000	125,155,275
0.500% 10/15/14	142,025,000	142,091,577
2.125% 11/30/14	88,290,000	88,722,623
2.250% 01/31/15	209,460,000	211,323,333
2.375% 09/30/14	140,500,000	140,753,239
2.375% 10/31/14	88,180,000	88,504,577
2.375% 02/28/15	240,560,000	243,271,380
2.625% 12/31/14	96,165,000	96,973,040
4.000% 02/15/15	87,385,000	88,946,026
U.S. Government Obligations Total		2,410,257,049
Total Government & Agency Obligations (cost of $2,410,257,049)		2,410,257,049

Repurchase Agreements – 76.8%

Repurchase Agreement with
ABN Amro NV, dated 08/29/14,due 09/02/14 at 0.050% collateralized by U.S. Treasury obligations with various maturities to 11/15/42, market value $765,005,336 (repurchase proceeds $750,004,167)	750,000,000	750,000,000

	Par ($)	Value ($)
Repurchase Agreement with
Bank of Nova Scotia, dated 08/25/14,due 11/24/14 at 0.070% collateralized by U.S.Treasury obligations with various maturities to 08/15/44, market value $98,355,108 (repurchase proceeds $96,442,062)	96,425,000	96,425,000
Repurchase Agreement with
Bank of Nova Scotia, dated 08/29/14,due 09/02/14 at 0.050% collateralized by U.S.Treasury obligations with various maturities to 11/15/42, market value $306,001,707 (repurchase proceeds $300,001,667)	300,000,000	300,000,000
Repurchase Agreement with
BNP Paribas Securities Corp., dated 08/29/14,due 09/02/14 at 0.060% collateralized by U.S. Government Agency obligations with various maturities to 08/20/44, market value $612,004,080 (repurchase proceeds $600,004,000)	600,000,000	600,000,000
Repurchase Agreement with
Credit Agricole CIB US, dated 08/28/14,due 09/04/14 at 0.050% collateralized by a U.S. Treasury obligation maturing 05/15/20, market value $306,002,211 (repurchase proceeds $300,002,917)	300,000,000	300,000,000
Repurchase Agreement with
Credit Agricole CIB US, dated 08/29/14,due 09/02/14 at 0.050% collateralized by U.S. Treasury obligations with various maturities to 04/15/15, market value $385,562,261 (repurchase proceeds $378,002,100	378,000,000	378,000,000

See Accompanying Notes to Financial Statements.

2

BofA Treasury Reserves

August 31, 2014

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase Agreement with
Deutsche Bank Securities, dated 08/26/14,due 09/02/14 at 0.070% collateralized by U.S. Treasury obligations with various maturities to 11/15/43, market value $255,003,473 (repurchase proceeds $250,003,403)	250,000,000	250,000,000
Repurchase agreement with
Deutsche Bank Securities, dated 08/27/14, due 09/03/14 at 0.060%, collateralized by a U.S. Treasury obligation maturing 11/15/43, market value $204,002,093 (repurchase proceeds $200,002,333)	200,000,000	200,000,000
Repurchase Agreement with
Deutsche Bank Securities, dated 08/28/14,due 09/04/14 at 0.060% collateralized by a U.S. Treasury obligation maturing 8/31/18, market value $255,002,168 (repurchase proceeds $250,002,917)	250,000,000	250,000,000
Repurchase Agreement with
Deutsche Bank Securities, dated 08/29/14,due 09/02/14 at 0.050% collateralized by U.S. Treasury obligations with various maturities to 02/15/41, market value $597,723,395 (repurchase proceeds $586,003,256)	586,000,000	586,000,000
Repurchase Agreement with
Federal Reserve Bank of New York, dated 08/29/14, due 09/02/14 at 0.050% collateralized by a U.S. Treasury obligation maturing 05/31/18, market value $3,150,017,579 (repurchase proceeds $3,150,017,500)	3,150,000,000	3,150,000,000

	Par ($)	Value ($)
Repurchase Agreement with
Fixed Income Clearing Corp., dated 08/29/14,due 09/02/14 at 0.010% collateralized by U.S. Treasury obligations with various maturities to 08/15/23, market value $102,002,113 (repurchase proceeds $100,000,111)	100,000,000	100,000,000
Repurchase Agreement with
Goldman Sachs & Co., dated 08/29/14,due 09/02/14 at 0.010% collateralized by U.S. Treasury obligations with various maturities to 02/28/19, market value $118,517,019 (repurchase proceeds $116,193,129)	116,193,000	116,193,000
Repurchase Agreement with
Mitsubishi UFJ Securities USA, Inc., dated 08/27/14,due 09/03/14 at 0.060% collateralized by U.S.Treasury obligations with various maturities to 03/31/20, market value $306,003,073 (repurchase proceeds $300,003,500)	300,000,000	300,000,000
Repurchase agreement with
Mitsubishi UFJ Securities USA, Inc., dated 08/29/14, due 09/02/14 at 0.050% collateralized by U.S. Treasury obligations with various maturities to 08/15/20, market value $510,002,897 (repurchase proceeds $500,002,778)	500,000,000	500,000,000
Repurchase Agreement with
Societe Generale NY, dated 08/29/14,due 09/02/14 at 0.050% collateralized by U.S. Government obligations with various maturities to 07/20/44, market value $652,803,660 (repurchase proceeds $640,003,556)	640,000,000	640,000,000

See Accompanying Notes to Financial Statements.

3

BofA Treasury Reserves

August 31, 2014

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase Agreement with
TD Securities USA, Inc., dated 08/29/14,due 09/02/14 at 0.050% collateralized by U.S. Treasury obligations with various maturities to 05/31/19, market value $51,000,297 (repurchase proceeds $50,000,278)	50,000,000	50,000,000
Repurchase Agreement with
Wells Fargo Securities, LLC, dated 08/29/14,due 09/02/14 at 0.050% collateralized by U.S. Treasury obligations with various maturities to 05/15/43, market value $337,622,013 (repurchase proceeds $331,001,839)	331,000,000	331,000,000
Total Repurchase Agreements (cost of $8,897,618,000)		8,897,618,000
Total Investments – 97.6% (cost of $11,307,875,049) (c)		11,307,875,049
Other Assets & Liabilities, Net – 2.4%		281,610,713
Net Assets – 100.0%		11,589,485,762

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2014.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  Cost for federal income tax purposes is $11,307,875,049.

The following table summarizes the inputs used, as of August 31, 2014, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$2,410,257,049	$—	$2,410,257,049
Total Repurchase Agreements	—	8,897,618,000	—	8,897,618,000
Total Investments	$—	$11,307,875,049	$—	$11,307,875,049

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2014, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	20.8
Repurchase Agreements	76.8
97.6
Other Assets & Liabilities, Net	2.4
100.0

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – BofA Treasury Reserves
August 31, 2014

		($)
Assets	Investments, at amortized cost approximating value	2,410,257,049
	Repurchase agreements, at amortized cost approximating value	8,897,618,000
	Total investments, at value	11,307,875,049
	Cash	126,905,475
	Receivable for:
	Investments sold	146,085,000
	Interest	9,116,065
	Trustees' deferred compensation plan	33,668
	Prepaid expenses	98,580
	Total Assets	11,590,113,837
Liabilities	Expense reimbursement due to investment advisor	17,696
	Payable for:
	Distributions	45,508
	Investment advisory fee	37,088
	Administration fee	350,428
	Pricing and bookkeeping fees	13,502
	Transfer agent fee	10,549
	Trustees' fees	7,279
	Custody fee	22,382
	Chief Compliance Officer expenses	3,816
	Trustees' deferred compensation plan	33,668
	Other liabilities	86,159
	Total Liabilities	628,075
	Net Assets	11,589,485,762
Net Assets Consist of	Paid-in capital	11,589,496,638
	Overdistributed net investment income	(45,508)
	Accumulated net realized gain	34,632
	Net Assets	11,589,485,762

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities (continued) – BofA Treasury Reserves
August 31, 2014

Adviser Class Shares	Net assets	$3,447,840,645
	Shares outstanding	3,447,817,850
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$5,927,843,888
	Shares outstanding	5,927,802,584
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,101,691,211
	Shares outstanding	1,101,683,505
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$77,742,831
	Shares outstanding	77,742,279
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$388,431,852
	Shares outstanding	388,428,984
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$5,363,197
	Shares outstanding	5,363,162
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$88,777,194
	Shares outstanding	88,776,563
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$68,881,381
	Shares outstanding	68,880,870
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$482,913,563
	Shares outstanding	482,910,205
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations – BofA Treasury Reserves
For the Year Ended August 31, 2014

		($)
Investment Income	Interest	5,977,983
Expenses	Investment advisory fee	12,896,595
	Administration fee	8,457,730
	Distribution fee:
	Daily Class Shares	599,179
	Investor Class Shares	6,463
	Investor II Class Shares	89,180
	Service fee:
	Adviser Class Shares	5,624,492
	Daily Class Shares	427,985
	Investor Class Shares	16,158
	Investor II Class Shares	222,950
	Liquidity Class Shares	155,690
	Shareholder administration fee:
	Institutional Class Shares	144,616
	Investor II Class Shares	89,180
	Trust Class Shares	535,352
	Transfer agent fee	129,362
	Pricing and bookkeeping fees	153,608
	Trustees' fees	69,353
	Custody fee	161,122
	Chief Compliance Officer expenses	20,622
	Other expenses	715,437
	Total Expenses	30,515,074
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(17,484,466)
	Fees waived by distributor:
	Adviser Class Shares	(5,625,231)
	Daily Class Shares	(1,028,136)
	Institutional Class Shares	(144,335)
	Investor Class Shares	(22,619)
	Investor II Class Shares	(401,192)
	Liquidity Class Shares	(155,667)
	Trust Class Shares	(535,285)
	Net Expenses	5,118,143
	Net Investment Income	859,840
	Net realized gain on investments	42,374
	Net Increase Resulting from Operations	902,214

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – BofA Treasury Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2014 ($)	2013 ($)
Operations	Net investment income	859,840	930,334
	Net realized gain on investments	42,374	7,640
	Net increase resulting from operations	902,214	937,974
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(226,978)	(209,889)
	Capital Class Shares	(514,372)	(613,794)
	Daily Class Shares	(17,207)	(8,314)
	Institutional Capital Shares	(1,645)	(706)
	Institutional Class Shares	(36,441)	(33,961)
	Investor Class	(651)	(637)
	Investor II Class Shares	(9,012)	(9,646)
	Liquidity Class Shares	(6,293)	(6,550)
	Trust Class Shares	(54,045)	(46,836)
	From net realized gains:
	Adviser Class Shares	(2,229)	—
	Capital Class Shares	(4,264)	—
	Daily Class Shares	(98)	—
	Institutional Capital Shares	(5)	—
	Institutional Class Shares	(320)	—
	Investor Class Shares	(5)	—
	Investor II Class Shares	(105)	—
	Liquidity Class Shares	(73)	—
	Trust Class Shares	(569)	—
	Total distributions to shareholders	(874,312)	(930,333)
	Net Capital Stock Transactions	2,003,723,694	1,233,753,088
	Total increase in net assets	2,003,751,596	1,233,760,729
Net Assets	Beginning of period	9,585,734,166	8,351,973,437
	End of period	11,589,485,762	9,585,734,166
	Overdistributed net investment income at end of period	(45,508)	(46,418)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	Year Ended August 31,
	2014		2013
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	15,744,594,758	15,744,594,758	9,436,380,768	9,436,380,768
Distributions reinvested	6,506	6,506	11,084	11,084
Redemptions	(14,341,734,314)	(14,341,734,314)	(9,303,995,620)	(9,303,995,620)
Net increase	1,402,866,950	1,402,866,950	132,396,232	132,396,232
Capital Class Shares
Subscriptions	30,817,042,917	30,817,042,917	35,229,829,786	35,229,829,786
Distributions reinvested	336,310	336,310	380,672	380,672
Redemptions	(31,327,255,707)	(31,327,255,707)	(34,254,998,107)	(34,254,998,107)
Net increase (decrease)	(509,876,480)	(509,876,480)	975,212,351	975,212,351
Daily Class Shares
Subscriptions	1,051,532,429	1,051,532,429	122,098,625	122,098,625
Distributions reinvested	127	127	361	361
Redemptions	(80,092,350)	(80,092,350)	(76,459,885)	(76,459,885)
Net increase	971,440,206	971,440,206	45,639,101	45,639,101
Institutional Capital Shares
Subscriptions	165,410,171	165,410,171	30,838,459	30,838,459
Distributions reinvested	7	7	9	9
Redemptions	(91,815,612)	(91,815,612)	(27,102,492)	(27,102,492)
Net increase	73,594,566	73,594,566	3,735,976	3,735,976
Institutional Class Shares
Subscriptions	813,570,077	813,570,077	1,377,850,455	1,377,850,455
Distributions reinvested	32,364	32,364	28,902	28,902
Redemptions	(766,231,723)	(766,231,723)	(1,303,607,373)	(1,303,607,373)
Net increase	47,370,718	47,370,718	74,271,984	74,271,984
Investor Class Shares
Subscriptions	7,547,193	7,547,193	8,590,172	8,590,172
Distributions reinvested	135	135	175	175
Redemptions	(7,765,039)	(7,765,039)	(8,589,462)	(8,589,462)
Net increase (decrease)	(217,711)	(217,711)	885	885
Investor II Class Shares
Subscriptions	229,908,300	229,908,300	202,596,486	202,596,486
Distributions reinvested	78	78	106	106
Redemptions	(238,363,859)	(238,363,859)	(208,398,403)	(208,398,403)
Net decrease	(8,455,481)	(8,455,481)	(5,801,811)	(5,801,811)
Liquidity Class Shares
Subscriptions	22,853,394	22,853,394	25,951,948	25,951,948
Distributions reinvested	6,366	6,366	6,537	6,537
Redemptions	(16,167,533)	(16,167,533)	(35,688,525)	(35,688,525)
Net increase (decrease)	6,692,227	6,692,227	(9,730,040)	(9,730,040)
Trust Class Shares
Subscriptions	833,075,172	833,075,172	722,192,551	722,192,551
Distributions reinvested	—	—	14	14
Redemptions	(812,766,473)	(812,766,473)	(704,164,155)	(704,164,155)
Net increase	20,308,699	20,308,699	18,028,410	18,028,410

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—
Net realized gain on investments	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—
From net realized gains	—	(c)	—		—	(c)	—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—	(c)	—
Increase from Contribution from Advisor	—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01%		0.01%		0.01%		0.00	%(f)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.12	%(g)	0.11	%(g)	0.16	%(g)	0.17	%(g)
Waiver/Reimbursement	0.45%		0.39%		0.40%		0.35%		0.34%
Net investment income	0.01%		0.01	%(g)	—	%(g)(h)	—	%(g)(h)	—	(g)
Net assets, end of period (000s)	$3,447,841		$2,044,961		$1,912,565		$2,933,795		$3,747,604

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
From net realized gains	—	(d)	—		—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Increase from Contribution from Advisor	—		—		—		—	(d)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.01%		0.01%		0.01	%(h)	0.00	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.12	%(j)	0.11	%(j)	0.14	%(j)	0.16	%(j)
Waiver/Reimbursement	0.20%		0.14%		0.15%		0.12%		0.10%
Net investment income	0.01%		0.01	%(j)	—	%(i)(j)	0.01	%(j)	—	%(i)(j)
Net assets, end of period (000s)	$5,927,844		$6,437,715		$5,462,494		$4,455,824		$3,785,055

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—
Net realized gain on investments	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—		—
From net realized gains	—	(c)	—		—	(c)	—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—		—
Increase from Contribution from Advisor	—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01%		0.01%		0.01%		0.00	%(f)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.12	%(g)	0.11	%(g)	0.17	%(g)	0.17	%(g)
Waiver/Reimbursement	0.80%		0.74%		0.75%		0.69%		0.69%
Net investment income	0.01%		0.01	%(g)	—	%(g)(h)	—	%(g)(h)	—	(g)
Net assets, end of period (000s)	$1,101,691		$130,244		$84,605		$143,382		$697,764

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)
Net realized gain on investments	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—		—	(b)
Total distributions to shareholders	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (c)(d)	0.01%		0.01%		0.00	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.13	%(g)(h)	0.14	%(h)(i)
Waiver/Reimbursement	0.20%		0.14%		0.13	%(i)
Net investment income	0.01%		0.01	%(h)	0.01	%(h)(i)
Net assets, end of period (000s)	$77,743		$4,148		$412

(a)  Institutional Capital shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Rounds to less than 0.01%.

(f)  Not annualized.

(g)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
From net realized gains	—	(d)	—		—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Increase from Contribution from Advisor	—		—		—		—	(d)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01%		0.01%		0.01%		0.00	%(h)	0.00	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.12	%(j)	0.11	%(j)	0.16	%(j)	0.17	%(j)
Waiver/Reimbursement	0.24%		0.18%		0.19%		0.14%		0.13%
Net investment income	0.01%		0.01	%(j)	—	%(i)(j)	—	%(i)(j)	—	%(i)(j)
Net assets, end of period (000s)	$388,432		$341,060		$266,788		$333,703		$810,783

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—
Net realized gain on investments	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—		—
From net realized gains	—	(c)	—		—	(c)	—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—		—
Increase from Contribution from Advisor	—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01%		0.01%		0.01%		0.00	%(f)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.12	%(g)	0.11	%(g)	0.17	%(g)	0.17	%(g)
Waiver/Reimbursement	0.55%		0.49%		0.50%		0.44%		0.44%
Net investment income	0.01%		0.01	%(g)	—	%(g)(h)	—	%(g)(h)	—	(g)
Net assets, end of period (000s)	$5,363		$5,581		$5,580		$7,743		$18,884

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2014		2013		2012 (a)		2011		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain on investments	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—		—
From net realized gains	—	(d)	—		—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—		—
Increase from Contribution from Advisor	—		—		—		—	(d)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01%		0.01%		0.01%		0.00	%(g)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.12	%(h)	0.11	%(h)	0.16	%(h)	0.17	%(h)
Waiver/Reimbursement	0.65%		0.59%		0.60%		0.55%		0.54%
Net investment income	0.01%		0.01	%(h)	—	%(h)(i)	—	%(h)(i)	—	(h)
Net assets, end of period (000s)	$88,777		$97,233		$103,034		$107,653		$170,781

(a)  After the close of business on September 30, 2011, Class A Shares were renamed Investor II Class Shares.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—
Net realized gain on investments	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—		—
From net realized gains	—	(c)	—		—	(c)	—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—		—
Increase from Contribution from Advisor	—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01%		0.01%		0.01%		0.00	%(f)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.13	%(g)(h)	0.11	%(g)	0.16	%(g)	0.17	%(g)
Waiver/Reimbursement	0.45%		0.39%		0.41%		0.35%		0.34%
Net investment income	0.01%		0.01	%(g)	—	%(g)(i)	—	%(g)(i)	—	(g)
Net assets, end of period (000s)	$68,881		$62,189		$71,919		$138,535		$176,051

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—
Net realized gain on investments	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—		—
From net realized gains	—	(c)	—		—	(c)	—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—		—
Increase from Contribution from Advisor	—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01%		0.01%		0.01%		0.00	%(f)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06%		0.12	%(g)	0.11	%(g)	0.15	%(g)	0.17	%(g)
Waiver/Reimbursement	0.30%		0.24%		0.25%		0.21%		0.19%
Net investment income	0.01%		0.01	%(g)	—	%(g)(h)	—	%(g)(h)	—	(g)
Net assets, end of period (000s)	$482,914		$462,604		$444,576		$478,302		$469,327

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA Treasury Reserves
August 31, 2014

Note 1. Organization

BofA Treasury Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares. On October 3, 2011, Institutional Capital shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

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BofA Treasury Reserves, August 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

In December 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update ("ASU") No. 2011-11: Disclosures about Offsetting Assets and Liabilities ("netting") on the Statement of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund's financial statements to evaluate the effect or potential effect of netting arrangements on the Fund's financial position.

A Master Repurchase Agreement ("MRA") governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund's interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At August 31, 2014, the Fund's investments in repurchase agreements were subject to enforeceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements
Total Gross amount presented in Statement of Assets and Liabilities	$8,897,618,000
Non-cash Collateral offsetting (1)	$(8,897,618,000)
Net Amount (2)	$—

(1)  At August 31, 2014, the value of the collateral exceeded the value of the related repurchase agreements.

(2)  Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

20

BofA Treasury Reserves, August 31, 2014

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2014, permanent book and tax basis differences resulting primarily from differing treatments for distribution re-designations were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$7,714	$(7,714)	$—

The tax character of distributions paid during the years ended August 31, 2014 and August 31, 2013 were as follows:

	August 31,
Distributions paid from	2014	2013
Ordinary Income*	$874,312	$930,333

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$34,632	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

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BofA Treasury Reserves, August 31, 2014

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BAC"), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2014. There is no guarantee that this expense limitation will continue after such date.

For the year ended August 31, 2014, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2014, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including

22

BofA Treasury Reserves, August 31, 2014

fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BAC, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for selling shares of the Fund and providing services to investors.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2014 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

23

BofA Treasury Reserves, August 31, 2014

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2014, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2014, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2017	2016	2015	recovery	ended 08/31/2014
$5,398,514	$5,806,647	$5,240,089	$16,445,250	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the

Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in

24

BofA Treasury Reserves, August 31, 2014

the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2014, the Fund did not borrow under this arrangement.

Note 6. Capital Contribution

On November 29, 2010 an affiliate of the Advisor made a voluntary capital contribution to the Fund of $3,865,298.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 9. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Retail prime, retail municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

25

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Treasury Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Treasury Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2014

26

Federal Income Tax Information (Unaudited) – BofA Treasury Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

27

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (10 funds); BG Medicine, Inc. (life sciences)
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2013; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Managing Director—Overton Partners (financial consulting), August 2010 to present; President and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010. Oversees 11 Funds. Columbia Funds (130 funds).

R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (130 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present; Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005). Oversees 11 Funds.

Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2010; Consultant—MBIA, since March 2008. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

28

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)

President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007.

Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2014)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)

Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010.

Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

29

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)

Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2013)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

30

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Treasury Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-888-331-0904 Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Treasury Reserves

Annual Report, August 31, 2014

© 2014 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-TSYR-1014

Item 2. Code of Ethics.

(a)         BofA Funds Series Trust (the “Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(d)         During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that Messrs. Harrison M. Bains, William A. Hawkins and William J. Kelly, each qualify as an audit committee financial expert serving on the Audit Committee.  Messrs. Harrison M. Bains, William A. Hawkins and William J. Kelly are each an independent trustee, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the series of the Registrant whose report to stockholders is included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional service rendered during the fiscal years ended August 31, 2014 and August 31, 2013 were approximately as follows:

2014	2013
$499,000	$499,000

Audit Fees include amounts related to the audit of the Registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the Registrant by the principal accountant for professional services rendered during the fiscal years ended August 31, 2014 and August 31, 2013 were approximately as follows:

2014	2013
$53,350	$52,305

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported in Audit Fees above.  In both fiscal years 2014 and 2013, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports.

During the fiscal years ended August 31, 2014 and August 31, 2013, there were no Audit-Related Fees billed by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Adviser Affiliates”) for an engagement that related directly to the operations and financial reporting of the Registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the Registrant for professional services rendered during the fiscal years ended August 31, 2014 and August 31, 2013 are approximately as follows:

2014	2013
$73,545	$33,950

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.  For the fiscal year ended August 31, 2014, Tax Fees include tax services for compliance with IRC Section 851(b)3 and IRC Section 852(b)5, as applicable.

During the fiscal years ended August 31, 2014 and August 31, 2013, there were no Tax Fees billed by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates for an engagement that related directly to the operations and financial reporting of the Registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the Registrant for professional services rendered during the fiscal years ended August 31, 2014 and August 31, 2013 are approximately as follows:

2014	2013
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates for an engagement that related directly to the operations and financial reporting of the Registrant during the fiscal years ended August 31, 2014 and August 31, 2013 are approximately as follows:

2014	2013
$257,000	$273,662

For the fiscal year ended August 31, 2014, Aggregate All Other Fees consist of fees billed for an internal control examination of the Registrant’s investment advisor and professional services rendered in connection with an SIPC review of the distributor.  For the fiscal year ended August 31, 2013, Aggregate All Other Fees consist of fees billed for internal control examinations of the Registrant’s investment advisor, professional services rendered in connection with an SIPC review of the distributor, and agreed upon procedures in connection with IRC Section 851(b)3 and IRC Section 852(b)5, as applicable.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The Registrant’s Audit Committee is required to pre-approve the engagement of the Registrant’s independent accountants to provide audit and non-audit services to the Registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or Adviser Affiliates, if the engagement relates directly to the operations and financial reporting of the Registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the Registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the Registrant (collectively “Fund Services”); (ii) non-audit services to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants.  Pre-approval of non-audit services to the Registrant, the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or an appropriate Fund officer to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations.  That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or an appropriate Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

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(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended August 31, 2014 and August 31, 2013 was zero.  100% of the services were pre-approved.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and Adviser Affiliates for the fiscal years ended August 31, 2014 and August 31, 2013 are approximately as follows:

2014	2013
$330,545	$359,917

For the fiscal year ended August 31, 2014, aggregate non-audit fees consist of Tax Fees and Aggregate All Other Fees.  For the fiscal year ended August 31, 2013, aggregate non-audit fees consist of Audit-Related Fees, Tax Fees and Aggregate All Other Fees.

(h) The Registrant’s Audit Committee of the Board has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and Adviser Affiliates that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The Registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	October 22, 2014

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	October 22, 2014